CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 28.9%
	Face Amount	Value
U.S. Treasury Bills
3.776%, 10/01/26(A)	$2,700,000	$2,683,742
3.681%, 08/25/26(A)	3,600,000	3,592,080
3.679%, 10/06/26(A)	1,975,000	1,962,135
3.671%, 09/15/26(A)	3,650,000	3,634,185
3.656%, 09/08/26(A)	2,750,000	2,740,031
3.631%, 08/11/26(A)	3,800,000	3,796,954
3.630%, 08/04/26(A)	2,950,000	2,949,705
3.622%, 08/27/26(A)	2,800,000	2,793,271
3.599%, 09/03/26(A)	1,900,000	1,894,046

Total U.S. Treasury Obligations
(Cost $26,040,642)		26,046,149

ASSET-BACKED SECURITIES — 25.3%

Automotive — 19.3%
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (B)	$40,079	$40,182
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (B)	75,739	75,916
ARI Fleet Lease Trust, Ser 2026-A, Cl A1
3.812%, 01/15/27 (B)	129,214	129,200
ARI Fleet Lease Trust, Ser 2026-B, Cl A1
3.999%, 05/17/27 (B)	186,860	186,829
BMW Vehicle Lease Trust, Ser 2025-1, Cl A2B
4.006%, SOFR30A + 0.390%, 09/27/27 (C)	58,164	58,184
BofA Auto Trust, Ser 2024-1A, Cl A3
5.350%, 11/15/28 (B)	452,118	454,174
Capital One Prime Auto Receivables Trust, Ser 2024-1, Cl A3
4.620%, 07/16/29	438,370	439,306
CarMax Auto Owner Trust, Ser 2024-2, Cl A3
5.500%, 01/16/29	378,419	381,064
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	418,125	419,892
Chase Auto Owner Trust, Ser 2024-2A, Cl A3
5.520%, 06/25/29 (B)	388,539	391,329
Chase Auto Owner Trust, Ser 2024-5A, Cl A3
4.180%, 08/27/29 (B)	373,546	373,312
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Chesapeake Funding II, Ser 2023-2A, Cl A1
6.160%, 10/15/35 (B)	$21,711	$21,728
Chesapeake IV Funding DAC, Ser 2026-1A, Cl A1
4.082%, 07/15/27 (B)	480,000	480,043
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/28 (B)	17,787	17,802
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (B)	74,696	74,807
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (B)	140,203	141,182
Enterprise Fleet Financing, Ser 2024-3, Cl A2
5.310%, 04/20/27 (B)	2,591	2,592
Enterprise Fleet Financing, Ser 2026-1, Cl A1
3.849%, 02/22/27 (B)	128,102	128,093
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A2B
4.035%, SOFR30A + 0.410%, 08/15/27 (C)	26,334	26,335
Ford Credit Auto Owner Trust, Ser 2024-A, Cl A3
5.090%, 12/15/28	419,477	421,460
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2B
4.035%, SOFR30A + 0.410%, 12/15/27 (C)	158,050	158,091
GM Financial Automobile Leasing Trust, Ser 2024-2, Cl B
5.560%, 05/22/28	350,000	350,752
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A4
4.220%, 10/20/28	500,000	500,009
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2B
4.121%, SOFR30A + 0.500%, 07/20/27 (C)	38,592	38,606
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	93,241	93,579
GM Financial Consumer Automobile Receivables Trust, Ser 2024-3, Cl A3
5.130%, 04/16/29	413,678	415,617

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A2
4.225%, SOFR30A + 0.600%, 03/15/29 (B)(C)	$1,195,000	$1,196,639
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	145,148	145,372
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/29	395,767	396,572
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2B
4.105%, SOFR30A + 0.480%, 01/18/28 (C)	60,606	60,630
Honda Auto Receivables Owner Trust, Ser 2025-4, Cl A2A
4.040%, 06/15/28	169,321	169,252
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/27 (B)	132,132	132,274
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/28 (B)	500,000	500,854
Hyundai Auto Receivables Trust, Ser 2024-C, Cl A3
4.410%, 05/15/29	455,824	456,274
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A2B
3.965%, SOFR30A + 0.340%, 12/15/27 (C)	226,108	226,112
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A2B
4.005%, SOFR30A + 0.380%, 08/15/28 (C)	100,654	100,676
Hyundai Auto Receivables Trust, Ser 2025-C, Cl A2B
3.975%, SOFR30A + 0.350%, 07/17/28 (C)	595,302	595,322
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A2A
4.030%, 11/15/28	413,607	413,224
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	111,021	111,381
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2B
4.145%, SOFR30A + 0.520%, 04/17/28 (C)	93,333	93,392
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A2A
4.500%, 02/15/28	$12,849	$12,850
Nissan Auto Lease Trust, Ser 2024-B, Cl A2A
5.050%, 06/15/27	141	141
Nissan Auto Lease Trust, Ser 2024-B, Cl A2B
4.035%, SOFR30A + 0.410%, 06/15/27 (C)	563	563
Nissan Auto Lease Trust, Ser 2025-A, Cl A3
4.750%, 03/15/28	500,000	501,664
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.910%, 11/15/27	29,184	29,207
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A3
4.340%, 03/15/29	461,828	462,071
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A2B
4.075%, SOFR30A + 0.450%, 02/15/28 (C)	178,572	178,657
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (B)	141,374	141,911
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A4
5.790%, 11/24/31 (B)	450,000	452,717
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A3
4.350%, 10/20/27 (B)	180,644	180,750
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A2B
4.121%, SOFR30A + 0.500%, 12/20/27 (B)(C)	29,738	29,755
SBNA Auto Lease Trust, Ser 2024-B, Cl A4
5.550%, 12/20/28 (B)	105,000	105,323
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/35 (B)	500,000	498,392
Toyota Auto Receivables Owner Trust, Ser 2024-B, Cl A3
5.330%, 01/16/29	414,728	417,280
Toyota Auto Receivables Owner Trust, Ser 2024-C, Cl A3
4.880%, 03/15/29	471,588	473,406

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/28 (B)	$456,866	$457,869
Toyota Lease Owner Trust, Ser 2026-A, Cl A2A
3.700%, 02/22/28 (B)	451,163	449,762
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	185,698	185,940
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A2B
3.991%, SOFR30A + 0.370%, 04/20/28 (C)	275,595	275,698
Volkswagen Auto Lease Trust, Ser 2026-A, Cl A1
3.828%, 03/22/27	85,704	85,707
Volkswagen Auto Loan Enhanced Trust, Ser 2023-2, Cl A3
5.480%, 12/20/28	390,182	392,800
Wheels Fleet Lease Funding 1, Ser 2024-1A, Cl A1
5.490%, 02/18/39 (B)	455,681	458,699
Wheels Fleet Lease Funding, Ser 2026-1A, Cl A1
3.959%, 04/19/27 (B)	480,314	480,296
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	417,908	418,371
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A2B
4.015%, SOFR30A + 0.390%, 12/15/27 (C)	224,158	224,184
		17,332,071
Other Asset-Backed Securities — 6.0%
Amur Equipment Finance Receivables XII, Ser 2023-1A, Cl A2
6.090%, 12/20/29 (B)	73,584	73,782
Amur Equipment Finance Receivables XVI, Ser 2026-1A, Cl A1
4.176%, 07/20/27 (B)	610,000	610,168
Auxilior Term Funding, Ser 2026-1A, Cl A1
4.099%, 07/15/27 (B)	275,000	275,012
Barings Equipment Finance, Ser 2025-B, Cl A2
4.020%, 02/13/29 (B)	352,968	352,076
Cbam, Ser 2018-7A, Cl A
5.091%, TSFR3M + 1.362%, 07/20/31 (B)(C)	11,461	11,460
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CCG Receivables Trust, Ser 2023-2, Cl A2
6.280%, 04/14/32 (B)	$45,460	$45,748
CCG Receivables Trust, Ser 2026-1, Cl A1
4.017%, 06/14/27 (B)	143,629	143,622
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/28	84,329	84,491
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	330,474	331,229
Daimler Trucks Retail Trust, Ser 2024-1, Cl A3
5.490%, 12/15/27	60,437	60,665
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (B)	454,795	457,573
DLLAA, Ser 2025-1A, Cl A2
4.700%, 10/20/27 (B)	46,182	46,236
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	47,645	47,701
John Deere Owner Trust, Ser 2023-B, Cl A4
5.110%, 05/15/30	500,000	502,120
John Deere Owner Trust, Ser 2024-B, Cl A3
5.200%, 03/15/29	404,731	407,099
Kubota Credit Owner Trust, Ser 2026-1A, Cl A1
3.802%, 03/15/27 (B)	195,069	195,033
Kubota Credit Owner Trust, Ser 2026-2A, Cl A1
3.999%, 07/15/27 (B)	290,000	290,065
MMAF Equipment Finance, Ser 2023-A, Cl A3
5.540%, 12/13/29 (B)	229,996	231,976
PFS Financing, Ser 2025-A, Cl A
4.275%, SOFR30A + 0.650%, 01/15/29 (B)(C)	285,000	285,202
SCF Equipment Leasing, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (B)	385,969	386,411
Volvo Financial Equipment Series, Ser 2024-1A, Cl A3
4.290%, 10/16/28 (B)	477,637	477,563
Volvo Financial Equipment Series, Ser 2025-2A, Cl A2
3.960%, 06/15/28 (B)	110,998	110,862
		5,426,094
Total Asset-Backed Securities
(Cost $22,777,567)		22,758,165

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — 22.5%
	Face Amount	Value
CONSUMER DISCRETIONARY — 0.8%
American Honda Finance MTN
4.375%, SOFRINDX + 0.720%, 10/05/26(C)	$472,000	$472,284
Hyundai Capital America
4.875%, 06/23/27(B)	275,000	275,958
		748,242
ENERGY — 0.5%
Enbridge
1.600%, 10/04/26	500,000	497,704

FINANCIALS — 18.1%
American Express
4.277%, SOFRINDX + 0.650%, 11/04/26(C)	500,000	500,300
Athene Global Funding
4.673%, SOFRINDX + 1.030%, 08/27/26(B)(C)	350,000	350,154
4.601%, SOFR + 0.950%, 04/19/27(B)(C)	300,000	300,552
Australia & New Zealand Banking Group
4.472%, SOFR + 0.810%, 01/18/27(B)(C)	900,000	902,211
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/27(C)	400,000	401,967
Bank of Montreal MTN
4.810%, SOFRINDX + 1.160%, 12/11/26(C)	475,000	476,515
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/28(C)	475,000	472,994
Bank of Nova Scotia
2.700%, 08/03/26	500,000	500,000
1.300%, 09/15/26	500,000	498,427
Canadian Imperial Bank of Commerce
4.875%, SOFR + 1.220%, 10/02/26(C)	975,000	976,568
CNO Global Funding
1.750%, 10/07/26(B)	775,000	771,406
Commonwealth Bank of Australia NY
4.577%, 11/27/26	420,000	420,544
Credit Agricole
4.520%, SOFR + 0.870%, 03/11/27(B)(C)	300,000	301,059
4.125%, 01/10/27(B)	750,000	749,421
Goldman Sachs Group
4.583%, SOFR + 0.920%, 10/21/27(C)	550,000	550,593
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
JPMorgan Chase Bank
5.110%, 12/08/26	$475,000	$476,204
4.648%, SOFR + 1.000%, 12/08/26(C)	525,000	526,029
Lloyds Banking Group
3.750%, 01/11/27	600,000	598,526
MassMutual Global Funding II MTN
4.396%, SOFR + 0.740%, 04/09/27(B)(C)	500,000	501,371
Met Tower Global Funding MTN
1.250%, 09/14/26(B)	500,000	498,465
Metropolitan Life Global Funding I MTN
1.875%, 01/11/27(B)	475,000	470,161
Morgan Stanley
3.625%, 01/20/27	500,000	498,754
National Australia Bank
4.270%, SOFR + 0.620%, 06/11/27(B)(C)	500,000	501,321
Nationwide Building Society
1.500%, 10/13/26(B)	475,000	472,576
PNC Financial Services Group
5.300%, SOFR + 1.342%, 01/21/28(C)	475,000	476,680
Royal Bank of Canada MTN
1.400%, 11/02/26	600,000	596,194
State Street
4.993%, 03/18/27	500,000	501,986
Toronto-Dominion Bank
4.272%, SOFR + 0.620%, 12/17/26(C)	475,000	475,627
4.240%, SOFR + 0.590%, 09/10/26(C)	400,000	400,144
Wells Fargo Bank
4.720%, SOFR + 1.070%, 12/11/26(C)	500,000	501,135
Westpac Banking MTN
4.600%, 10/20/26	600,000	600,610
		16,268,494
HEALTH CARE — 0.6%
Providence St. Joseph Health Obligated Group
2.746%, 10/01/26	500,000	498,594

INDUSTRIALS — 1.0%
Caterpillar Financial Services MTN
4.500%, 01/07/27	225,000	225,279
4.056%, SOFR + 0.400%, 01/10/28(C)	475,000	475,009

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
John Deere Capital
4.500%, 01/08/27	$225,000	$225,353
		925,641
MATERIALS — 0.3%
Glencore Funding
4.405%, SOFRINDX + 0.750%, 10/01/26(B)(C)	250,000	250,157

UTILITIES — 1.2%
Georgia Power
3.931%, SOFRINDX + 0.280%, 09/15/26(C)	550,000	550,038
National Rural Utilities Cooperative Finance MTN
4.223%, SOFR + 0.580%, 11/22/26(C)	500,000	500,420
		1,050,458
Total Corporate Obligations
(Cost $20,245,727)		20,239,290

REPURCHASE AGREEMENTS — 13.2%

Citi Treasury
3.640%, dated 07/31/26, to be repurchased on 08/03/26, repurchase price $5,101,547 (collateralized by various U.S. Treasury Obligations, par values $100 - $5,262,400, 0.500% - 4.500%, 06/30/2027 - 05/15/2038; with total market value $5,202,017)	5,100,000	5,100,000
Gold Triparty Mortgage
3.650%, dated 07/31/26, to be repurchased on 08/03/26, repurchase price $3,100,943 (collateralized by various U.S. Treasury Obligations, par values $61,672 - $7,849,970, 2.500% - 7.000%, 06/01/2033 - 06/20/2056; with total market value $3,162,000)	3,100,000	3,100,000
REPURCHASE AGREEMENTS — continued
	Face Amount	Value
Socgen Triparty Treasury
3.640%, dated 07/31/26, to be repurchased on 08/03/26, repurchase price $3,701,122 (collateralized by a U.S. Treasury Obligation, par values $5,498,800, 2.500%, 02/15/2045; with total market value $3,774,047)	$3,700,000	$3,700,000

Total Repurchase Agreements
(Cost $11,900,000)		11,900,000

COMMERCIAL PAPER — 9.2%

Amwapp
3.906%, 08/11/26(A)	$675,000	$674,217
Bank of America
0.000%, 09/04/26(D)	700,000	700,071
Barclay
0.000%, 11/04/26(D)	700,000	692,639
Deaconess
3.969%, 10/05/26(A)	450,000	446,845
Fairway
3.771%, 08/19/26(A)	600,000	598,817
Gotham
3.945%, 10/08/26(A)	500,000	496,338
Los Angeles
3.841%, 08/13/26(A)	675,000	674,093
National
0.000%, 12/04/26(D)	700,000	700,000
Oldline
0.000%, 11/30/26(D)	500,000	499,982
SSM Health
3.835%, 08/27/26(A)	750,000	747,907
Svenska Handelbanken
0.000%, 12/18/26(D)	700,000	700,214
Swedbank
3.917%, 09/18/26(A)	700,000	696,418
Thunder Bay
3.874%, 08/24/26(A)	700,000	698,252

Total Commercial Paper
(Cost $8,326,169)		8,325,793

MORTGAGE-BACKED SECURITIES — 1.5%

Agency Mortgage-Backed Obligations — 1.5%
FHLMC, Ser 2026-431, Cl LB
4.000%, 04/25/27	$901,631	$898,103

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA, Ser 2012-70, Cl BW
1.750%, 06/25/27	$495,742	$490,244
		1,388,347
Total Mortgage-Backed Securities
(Cost $1,392,544)		1,388,347
Total Investments in Securities— 100.6%
(Cost $90,682,649)		$90,657,744

Percentages are based on Net Assets of $90,091,995.

(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2026 was $17,940,032 and represented 19.9% of Net Assets.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	No interest rate available.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

MTN — Medium Term Note

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR3M — Term Secured Overnight Financing Rate 3 Month

U.S. SOFR — United States Secured Overnight Financing Rate

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 38.2%
	Face Amount	Value
COMMUNICATION SERVICES — 1.0%
Alphabet
1.100%, 08/15/30	$3,000,000	$2,602,863
AT&T
2.750%, 06/01/31	975,000	876,592
NTT Finance
5.104%, 07/02/27(A)	1,150,000	1,156,127
T-Mobile USA
3.750%, 04/15/27	600,000	596,981
Verizon Communications
7.750%, 12/01/30	775,000	856,841
		6,089,404
CONSUMER DISCRETIONARY — 2.5%
AutoZone
5.125%, 06/15/30	965,000	969,519
BMW US Capital
4.650%, 03/19/31(A)	2,275,000	2,221,992
Element Fleet Management
5.643%, 03/13/27(A)	980,000	985,348
4.800%, 05/29/29(A)	110,000	109,248
General Motors Financial
5.400%, 05/08/27	1,000,000	1,006,171
4.200%, 10/27/28	1,025,000	1,012,124
Hyatt Hotels
5.750%, 01/30/27	750,000	753,389
5.250%, 06/30/29	1,150,000	1,158,433
Hyundai Capital America MTN
5.950%, 09/21/26(A)	750,000	751,510
5.275%, 06/24/27(A)	400,000	402,779
5.250%, 01/08/27(A)	750,000	752,435
4.250%, 01/08/29(A)	900,000	885,465
Mercedes-Benz Finance North America
4.125%, 03/10/28(A)	2,275,000	2,253,389
O'Reilly Automotive
5.750%, 11/20/26	850,000	852,589
Trustees of Dartmouth College
4.273%, 06/01/30	350,000	343,509
YMCA of Greater New York
5.184%, 08/01/30	500,000	490,735
		14,948,635
CONSUMER STAPLES — 0.6%
Coca-Cola Consolidated
5.250%, 06/01/29	290,000	293,703
Coty
5.600%, 01/15/31(A)	220,000	215,883
Keurig Dr Pepper
5.100%, 03/15/27	480,000	481,495
4.600%, 05/15/30	1,200,000	1,177,810
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Maple Parent Holdings
5.050%, 03/26/31(A)	$195,000	$193,093
Mars
4.600%, 03/01/28(A)	1,200,000	1,200,078
		3,562,062
ENERGY — 1.5%
Abu Dhabi Future Energy PJSC Masdar MTN
4.875%, 05/21/30	500,000	492,268
Enbridge
5.900%, 11/15/26	720,000	722,299
Energy Transfer
6.050%, 12/01/26	925,000	928,831
Equinor
4.500%, 09/03/30	345,000	341,389
Hess
4.300%, 04/01/27	1,750,000	1,749,105
ONEOK
5.550%, 11/01/26	1,325,000	1,327,855
Rio Grande LNG
5.250%, 06/30/31(A)	1,425,000	1,404,585
Var Energi
5.875%, 05/22/30(A)	1,840,000	1,876,855
		8,843,187
FINANCIALS — 21.1%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/27(A)(B)	1,200,000	1,202,526
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	1,000,000	945,771
African Development Bank
4.125%, 02/25/27	5,345,000	5,343,453
3.500%, 09/18/29	500,000	486,881
American Express
5.098%, SOFR + 1.000%, 02/16/28(B)	650,000	652,133
American National Global Funding MTN
5.000%, 06/22/29(A)	2,275,000	2,257,714
4.875%, 01/23/31(A)	585,000	569,044
Andina de Fomento MTN
4.251%, 02/03/31	2,400,000	2,311,061
Arab Energy Fund
1.483%, 10/06/26(A)	2,930,000	2,915,233
Arab Petroleum Investments
5.428%, 05/02/29(A)	1,500,000	1,520,410
Ares Capital
7.000%, 01/15/27	900,000	908,756
Asian Infrastructure Investment Bank
4.875%, 09/14/26	500,000	500,334

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.250%, SOFRINDX + 0.620%, 08/16/27(B)	$2,000,000	$2,008,984
Athene Global Funding
5.583%, 01/09/29(A)	875,000	881,677
5.339%, 01/15/27(A)	1,000,000	1,003,563
Aviation Capital Group
4.875%, 01/28/33(A)	1,350,000	1,293,852
4.800%, 10/24/30(A)	1,225,000	1,201,657
Bank of America
5.933%, SOFR + 1.340%, 09/15/27(B)	1,500,000	1,502,223
5.819%, SOFR + 1.570%, 09/15/29(B)	1,450,000	1,478,595
5.162%, SOFR + 1.000%, 01/24/31(B)	775,000	778,101
3.705%, TSFR3M + 1.774%, 04/24/28(B)	1,000,000	993,690
Bank of New York Mellon
4.026%, SOFR + 0.634%, 01/22/30(B)	755,000	741,989
Barclays
6.496%, SOFR + 1.880%, 09/13/27(B)	500,000	501,043
BNP Paribas
2.591%, SOFR + 1.228%, 01/20/28(A)(B)	625,000	618,858
BPCE
6.612%, SOFR + 1.980%, 10/19/27(A)(B)	1,125,000	1,129,490
5.203%, 01/18/27(A)	1,150,000	1,154,787
CaixaBank
6.684%, SOFR + 2.080%, 09/13/27(A)(B)	750,000	751,697
Canadian Imperial Bank of Commerce
5.237%, 06/28/27	845,000	851,619
Central American Bank for Economic Integration
3.750%, 01/22/29(A)	450,000	441,344
Citibank
4.876%, SOFR + 0.712%, 11/19/27(B)	500,000	500,809
Citigroup
5.174%, SOFR + 1.364%, 02/13/30(B)	1,150,000	1,155,898
Citigroup Global Markets Holdings
0.000%, 01/03/30(A)(B)(C)	2,500,000	2,500,000
Citizens Bank
4.575%, SOFR + 2.000%, 08/09/28(B)	600,000	599,126
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(A)	$1,000,000	$996,145
Corebridge Global Funding
5.200%, 01/12/29(A)	380,000	382,125
4.900%, 12/03/29(A)	925,000	919,626
Credit Agricole
5.230%, SOFR + 1.130%, 01/09/29(A)(B)	1,250,000	1,256,475
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	2,000,000	1,944,919
Danske Bank
5.427%, H15T1Y + 0.950%, 03/01/28(A)(B)	1,350,000	1,356,027
4.420%, H15T1Y + 0.850%, 09/12/31(A)(B)	875,000	850,140
Equitable Financial Life Global Funding
1.800%, 03/08/28(A)	1,350,000	1,287,603
European Investment Bank
2.375%, 05/24/27	2,500,000	2,463,095
F&G Global Funding
4.650%, 09/08/28(A)	495,000	488,716
Fidelity National Information Services
4.550%, 03/10/29	1,080,000	1,069,623
Fifth Third Bancorp
1.707%, SOFR + 0.685%, 11/01/27(B)	3,500,000	3,474,453
Fortitude Global Funding
4.625%, 10/06/28(A)	185,000	182,876
Goldman Sachs Group
6.484%, SOFR + 1.770%, 10/24/29(B)	3,125,000	3,223,305
4.594%, SOFR + 0.990%, 04/20/30(B)	1,175,000	1,161,697
4.223%, TSFR3M + 1.563%, 05/01/29(B)	1,000,000	989,256
3.850%, 01/26/27	1,175,000	1,172,660
2.640%, SOFR + 1.114%, 02/24/28(B)	625,000	618,011
Horace Mann Educators
4.700%, 10/01/30	1,300,000	1,275,740
HPS Corporate Lending Fund
5.300%, 06/05/27	885,000	884,951
HSBC Holdings
5.887%, SOFR + 1.570%, 08/14/27(B)	1,410,000	1,410,506
4.398%, SOFR + 0.990%, 03/10/30(B)	1,375,000	1,354,853

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
ING Bank
4.711%, 07/07/31(A)	$700,000	$690,728
ING Groep
6.083%, SOFR + 1.560%, 09/11/27(B)	735,000	736,033
Inter-American Development Bank MTN
3.802%, 11/12/30	1,000,000	962,064
Inter-American Investment
4.750%, 09/19/28	1,500,000	1,511,197
4.125%, 02/15/28	500,000	497,539
Intercontinental Exchange
3.625%, 09/01/28	1,300,000	1,272,684
International Bank for Reconstruction & Development MTN
1.123%, 12/12/26(D)	2,500,000	2,475,650
0.518%, 03/31/28(B)	1,000,000	991,230
0.000%, 03/31/27(E)	2,500,000	2,429,536
International Finance Facility for Immunisation MTN
4.125%, 10/29/27	1,000,000	996,617
Jackson National Life Global Funding
5.550%, 07/02/27(A)	595,000	600,670
JPMorgan Chase
6.087%, SOFR + 1.570%, 10/23/29(B)	1,000,000	1,026,362
6.070%, SOFR + 1.330%, 10/22/27(B)	2,000,000	2,006,950
5.571%, SOFR + 0.930%, 04/22/28(B)	1,150,000	1,157,728
4.979%, SOFR + 0.930%, 07/22/28(B)	980,000	982,952
4.347%, SOFR + 0.840%, 01/22/32(B)	1,875,000	1,814,693
3.702%, TSFR3M + 1.422%, 05/06/30(B)	825,000	798,748
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	299,432
Kreditanstalt fuer Wiederaufbau
1.000%, 10/01/26	750,000	746,464
Lincoln Financial Global Funding
4.625%, 08/18/30(A)	165,000	161,460
Lloyds Banking Group
5.985%, H15T1Y + 1.480%, 08/07/27(B)	750,000	750,131
5.087%, H15T1Y + 0.850%, 11/26/28(B)	1,200,000	1,205,247
Lseg US Finance
4.875%, 03/28/27(A)	1,000,000	1,002,628
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
M&T Bank
7.413%, SOFR + 2.800%, 10/30/29(B)	$1,400,000	$1,474,207
4.833%, SOFR + 0.930%, 01/16/29(B)	1,000,000	1,000,591
Metropolitan Life Global Funding I
4.400%, 06/30/27(A)	1,000,000	1,000,932
Morgan Stanley MTN
5.652%, SOFR + 1.010%, 04/13/28(B)	1,150,000	1,158,594
5.449%, SOFR + 1.630%, 07/20/29(B)	205,000	207,066
Morgan Stanley Bank
4.952%, SOFR + 1.080%, 01/14/28(B)	1,150,000	1,152,766
Morgan Stanley Private Bank
4.213%, SOFR + 0.762%, 02/08/30(B)	1,205,000	1,184,296
Nationwide Building Society
6.557%, SOFR + 1.910%, 10/18/27(A)(B)	1,125,000	1,129,014
NLG Global Funding
4.350%, 09/15/30(A)	645,000	626,250
Nordea Bank Abp
5.375%, 09/22/27(A)	600,000	605,625
4.400%, 05/21/29(A)	2,375,000	2,356,734
Pacific Life Global Funding II
4.450%, 05/01/28(A)	1,200,000	1,195,193
PNC Bank
4.050%, 07/26/28	1,375,000	1,356,912
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/27(B)	750,000	753,150
1.150%, 08/13/26	1,000,000	999,194
Principal Life Global Funding II
4.950%, 11/27/29(A)	1,175,000	1,172,360
RGA Global Funding
5.448%, 05/24/29(A)	590,000	597,197
Royal Bank of Canada MTN
4.696%, SOFR + 1.060%, 08/06/31(B)	1,275,000	1,257,301
Skandinaviska Enskilda Banken
5.125%, 03/05/27(A)	950,000	954,811
Societe Generale MTN
5.371%, SOFR + 1.284%, 05/27/32(A)(B)	1,110,000	1,102,504
Swedbank
5.083%, 05/21/30(A)	1,455,000	1,459,305

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Truist Financial MTN
4.123%, SOFR + 1.368%, 06/06/28(B)	$1,000,000	$995,157
UBS
4.864%, SOFR + 0.720%, 01/10/28(B)	1,175,000	1,176,657
Wells Fargo MTN
6.303%, SOFR + 1.790%, 10/23/29(B)	1,450,000	1,494,174
5.707%, SOFR + 1.070%, 04/22/28(B)	1,150,000	1,158,610
5.244%, SOFR + 1.110%, 01/24/31(B)	775,000	779,342
Westpac New Zealand
5.132%, 02/26/27(A)	1,000,000	1,004,683
WLB Asset II D Pte
6.500%, 12/21/26(A)	978,522	952,046
WLB Asset VI Pte
7.250%, 12/21/27(A)	987,888	1,004,207
WLB Asset VII Pte
5.880%, 07/30/29(A)	462,500	461,610
		127,352,351
HEALTH CARE — 1.5%
Ascension Health
4.078%, 11/15/28	820,000	809,449
CVS Pass-Through Trust
6.036%, 12/10/28	1,070,304	1,073,407
Elevance Health
5.150%, 06/15/29	220,000	221,963
Icon Investments Six DAC
5.809%, 05/08/27	265,000	266,911
Lifespan
4.650%, 05/15/31	485,000	474,169
PeaceHealth Obligated Group
4.335%, 11/15/28	380,000	376,389
Royalty Pharma
1.750%, 09/02/27	1,275,000	1,236,581
RWJBH Corporate Services
4.000%, 07/01/28	1,595,000	1,579,061
Smith & Nephew
5.150%, 03/20/27	515,000	516,965
Stryker
4.700%, 02/10/28	1,200,000	1,201,533
Zoetis
4.150%, 08/17/28	1,300,000	1,288,633
		9,045,061
INDUSTRIALS — 1.3%
AerCap Ireland Capital DAC
6.100%, 01/15/27	1,000,000	1,006,233
4.875%, 04/01/28	925,000	926,585
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Howmet Aerospace
3.900%, 04/15/29	$440,000	$430,296
Norfolk Southern
2.300%, 05/15/31	4,130,000	3,664,859
Penske Truck Leasing Lp
5.350%, 01/12/27(A)	485,000	486,489
Waste Management
4.950%, 07/03/27	1,150,000	1,156,285
		7,670,747
INFORMATION TECHNOLOGY — 1.8%
Apple
3.000%, 06/20/27	1,685,000	1,667,779
Broadcom
5.050%, 04/15/30	1,175,000	1,171,149
Cadence Design Systems
4.300%, 09/10/29	760,000	748,439
Flex
6.000%, 01/15/28	550,000	557,329
Foundry JV Holdco
5.500%, 01/25/31(A)	1,175,000	1,183,741
International Business Machines
4.300%, 02/03/31	2,275,000	2,202,606
Open Text
6.900%, 12/01/27(A)	1,295,000	1,321,037
Oracle
4.950%, 02/04/31	900,000	858,502
2.300%, 03/25/28	650,000	619,048
Sprint Capital
6.875%, 11/15/28	550,000	573,895
		10,903,525
MATERIALS — 0.2%
Anglo American Capital
4.625%, 03/19/31(A)	1,375,000	1,342,632

REAL ESTATE — 1.6%
Bridge Housing
3.250%, 07/15/30	2,000,000	1,834,119
Community Preservation
2.867%, 02/01/30	250,000	230,182
Cousins Properties
5.250%, 07/15/30‡	1,200,000	1,200,610
ERP Operating
4.150%, 12/01/28‡	1,000,000	988,082
Extra Space Storage
5.700%, 04/01/28‡	1,225,000	1,242,130
Realty Income
4.700%, 12/15/28‡	1,250,000	1,249,489
SBA Tower Trust
4.831%, 10/15/29‡(A)	1,955,000	1,946,440

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
REAL ESTATE — continued
Welltower OP
2.700%, 02/15/27‡	$948,000	$940,098
		9,631,150
UTILITIES — 5.1%
Abu Dhabi National Energy PJSC
5.125%, 08/03/31(A)	1,000,000	995,125
AEP Texas
3.950%, 06/01/28	1,200,000	1,182,980
Alliant Energy Finance
5.400%, 06/06/27(A)	910,000	915,730
CenterPoint Energy Resources
1.750%, 10/01/30	1,525,000	1,347,571
Chpe
4.875%, 06/30/31(A)	3,450,000	3,394,748
Consumers 2023 Securitization Funding
5.550%, 03/01/28	445,463	446,900
Continental Wind
6.000%, 02/28/33(A)	787,179	791,179
ContourGlobal Power Holdings
6.750%, 02/28/30(A)	250,000	254,025
ENEL Finance International
4.375%, 09/30/30(A)	1,350,000	1,313,930
FirstEnergy
2.650%, 03/01/30	1,450,000	1,335,204
FirstEnergy Pennsylvania Electric
4.550%, 03/15/31(A)	1,375,000	1,348,912
Georgia Power
4.850%, 03/15/31	1,200,000	1,194,142
4.650%, 05/16/28	1,175,000	1,176,277
Hanwha Futureproof
4.750%, 04/30/28(A)	500,000	500,120
ITC Holdings
4.950%, 09/22/27(A)	1,200,000	1,203,890
MidAmerican Energy
3.650%, 04/15/29	2,000,000	1,948,355
New York State Electric & Gas
2.150%, 10/01/31(A)	895,000	780,556
Niagara Mohawk Power
4.647%, 10/03/30(A)	1,325,000	1,301,995
PG&E Recovery Funding
4.838%, 06/01/33	3,198,207	3,172,972
Public Service Enterprise Group
5.875%, 10/15/28	1,850,000	1,889,691
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,005,254
Solar Star Funding
5.375%, 06/30/35(A)	476,288	465,957
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34(A)	$1,855,029	$1,804,789
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29(A)	1,016,000	1,047,261
		30,817,563
Total Corporate Obligations
(Cost $231,560,802)		230,206,317

U.S. TREASURY OBLIGATIONS — 23.6%

U.S. Treasury Notes
4.250%, 01/15/28	$18,330,000	$18,325,704
3.875%, 07/15/28	14,900,000	14,781,848
3.625%, 08/15/28	22,225,000	21,932,429
3.500%, 11/15/28	13,150,000	12,913,197
3.375%, 09/15/28	13,550,000	13,294,349
3.125%, 08/31/27	9,175,000	9,071,423
1.625%, 08/15/29	18,300,000	16,897,477
1.250%, 06/30/28	17,785,000	16,801,962
0.625%, 12/31/27	18,850,000	17,922,226

Total U.S. Treasury Obligations
(Cost $143,138,483)		141,940,615

ASSET-BACKED SECURITIES — 18.5%

Automotive — 10.4%
Ally Auto Receivables Trust, Ser 2026-1, Cl A4
4.020%, 06/15/31	$1,375,000	$1,348,575
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/32 (A)	32,063	32,146
ARI Fleet Lease Trust, Ser 2025-B, Cl A3
4.600%, 03/15/34 (A)	260,000	259,561
ARI Fleet Lease Trust, Ser 2026-A, Cl A2
3.960%, 11/15/34 (A)	1,145,000	1,138,630
Bank of America Auto Trust, Ser 2023-1A, Cl A3
5.530%, 02/15/28 (A)	139,599	140,011
Bank of America Auto Trust, Ser 2023-2A, Cl A3
5.740%, 06/15/28 (A)	308,655	310,017
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/28	62,727	62,909

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
BofA Auto Trust, Ser 2024-1A, Cl A4
5.310%, 06/17/30 (A)	$1,235,000	$1,243,935
BofA Auto Trust, Ser 2025-1A, Cl A4
4.470%, 11/20/31 (A)	450,000	449,213
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A3
3.850%, 07/15/30	325,000	321,749
Capital One Prime Auto Receivables Trust, Ser 2025-1, Cl A4
3.920%, 02/18/31	340,000	333,884
Carmax Auto Owner Trust, Ser 2022-3, Cl B
4.690%, 02/15/28	800,000	800,539
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	203,789	204,394
Carmax Auto Owner Trust, Ser 2025-3, Cl A3
4.350%, 07/15/30	501,000	500,430
CarMax Auto Owner Trust, Ser 2026-1, Cl A4
4.180%, 03/15/32	350,000	344,755
Carmax Auto Owner Trust, Ser 2026-3, Cl A3
4.600%, 09/15/31	840,000	838,706
Citizens Auto Receivables Trust, Ser 2023-2, Cl A3
5.830%, 02/15/28 (A)	144,122	144,420
Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/28 (A)	152,880	153,229
Enterprise Fleet Financing, Ser 2023-2, Cl A2
5.560%, 04/22/30 (A)	98,599	98,745
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/30 (A)	550,727	554,545
Enterprise Fleet Financing, Ser 2024-1, Cl A3
5.160%, 09/20/30 (A)	355,000	357,430
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/29 (A)	1,010,000	1,006,618
Enterprise Fleet Financing, Ser 2025-4, Cl A3
4.110%, 12/20/29 (A)	1,009,000	996,261
Ford Credit Auto Lease Trust, Ser 2025-B, Cl A3
4.230%, 12/15/28	2,450,000	2,447,057
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A3
4.000%, 07/15/29	$525,000	$521,406
Ford Credit Auto Lease Trust, Ser 2026-A, Cl A4
4.080%, 02/15/30	800,000	790,929
Ford Credit Auto Lease Trust, Ser 2026-B, Cl A4
4.730%, 07/15/30	785,000	785,188
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A3
4.070%, 07/15/29	521,036	520,468
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/29	1,566,000	1,569,929
Ford Credit Auto Owner Trust, Ser 2025-C, Cl A4
3.980%, 01/15/32	1,070,000	1,049,469
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/29 (A)	1,200,000	1,208,309
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl A4
3.980%, 01/22/30	225,000	222,639
GM Financial Automobile Leasing Trust, Ser 2026-1, Cl B
4.120%, 01/22/30	195,000	192,803
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	54,769	54,796
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/28	459,987	461,642
GM Financial Consumer Automobile Receivables Trust, Ser 2023-4, Cl A4
5.710%, 02/16/29	500,000	505,762
GM Financial Consumer Automobile Receivables Trust, Ser 2024-1, Cl A3
4.850%, 12/18/28	235,239	235,845
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl B
4.620%, 05/16/31	405,000	404,289
Gm Financial Consumer Automobile Receivables Trust, Ser 2025-3, Cl A3
4.180%, 08/16/30	2,000,000	1,994,527

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A3
3.840%, 02/18/31	$220,000	$217,480
GM Financial Consumer Automobile Receivables Trust, Ser 2025-4, Cl A4
3.930%, 04/16/32	200,000	195,608
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl A4
3.970%, 06/16/32	975,000	955,055
GMF Floorplan Owner Revolving Trust, Ser 2024-1A, Cl A1
5.130%, 03/15/29 (A)	2,275,000	2,286,285
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A3
4.930%, 11/15/27	219,921	220,256
Honda Auto Receivables Owner Trust, Ser 2023-4, Cl A3
5.670%, 06/21/28	722,076	726,307
Honda Auto Receivables Owner Trust, Ser 2024-1, Cl A4
5.170%, 05/15/30	880,000	884,018
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A3
4.150%, 10/15/29	460,000	458,907
Hyundai Auto Lease Securitization Trust, Ser 2025-C, Cl A3
4.360%, 07/17/28 (A)	1,450,000	1,449,433
Hyundai Auto Lease Securitization Trust, Ser 2026-A, Cl A4
4.010%, 12/17/29 (A)	645,000	638,947
Hyundai Auto Lease Securitization Trust, Ser 2026-B, Cl A4
4.230%, 03/15/30 (A)	2,275,000	2,258,924
Hyundai Auto Lease Securitization Trust, Ser 2026-C, Cl A4
4.730%, 06/17/30 (A)	715,000	714,879
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/28	376,666	377,745
Hyundai Auto Receivables Trust, Ser 2025-D, Cl A4
4.070%, 03/15/32	540,000	530,686
Hyundai Auto Receivables Trust, Ser 2025-D, Cl B
4.360%, 03/15/32	595,000	586,036
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hyundai Floorplan Master Owner Trust, Ser 2025-1A, Cl A
4.010%, 10/15/30 (A)	$2,165,000	$2,132,453
M&T Bank Auto Receivables Trust, Ser 2024-1A, Cl A3
5.220%, 02/17/32 (A)	720,787	725,017
Mercedes-Benz Auto Lease Trust, Ser 2024-A, Cl A3
5.320%, 01/18/28	1,156,465	1,160,162
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/27	31,334	31,342
Nissan Auto Lease Trust, Ser 2025-B, Cl A3
4.320%, 11/15/28	2,250,000	2,248,506
Nissan Auto Lease Trust, Ser 2026-B, Cl A4
4.780%, 06/17/30	1,480,000	1,479,854
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/29	1,410,000	1,411,479
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/29 (A)	52,309	52,506
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/28 (A)	198,061	198,552
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/29 (A)	137,497	137,892
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (A)	242,098	242,338
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (A)	157,106	157,737
Toyota Auto Receivables Owner Trust, Ser 2025-C, Cl A3
4.110%, 03/15/30	865,000	861,627
Toyota Auto Receivables Owner Trust, Ser 2026-A, Cl A4
3.970%, 07/15/31	580,000	568,253
Toyota Lease Owner Trust, Ser 2024-B, Cl A4
4.250%, 01/22/29 (A)	1,500,000	1,500,165
Toyota Lease Owner Trust, Ser 2025-B, Cl A4
3.970%, 01/22/30 (A)	675,000	668,156

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Toyota Lease Owner Trust, Ser 2026-A, Cl A3
3.820%, 02/20/29 (A)	$670,000	$663,575
Toyota Lease Owner Trust, Ser 2026-A, Cl A4
3.870%, 06/20/30 (A)	750,000	739,835
USAA Auto Owner Trust, Ser 2023-A, Cl A3
5.580%, 05/15/28 (A)	130,402	130,732
Volkswagen Auto Lease Trust, Ser 2024-A, Cl A3
5.210%, 06/21/27	118,846	119,002
Volkswagen Auto Lease Trust, Ser 2025-A, Cl A4
4.560%, 03/20/30	2,250,000	2,252,166
Volkswagen Auto Lease Trust, Ser 2025-B, Cl A4
4.000%, 05/20/30	1,770,000	1,759,215
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/29	710,000	711,810
Volkswagen Auto Loan Enhanced Trust, Ser 2025-1, Cl A3
4.500%, 08/20/29	1,338,000	1,339,687
Volkswagen Auto Loan Enhanced Trust, Ser 2025-2, Cl A4
4.050%, 09/20/32	890,000	874,586
Wheels Fleet Lease Funding 1, Ser 2023-1A, Cl A
5.800%, 04/18/38 (A)	174,454	174,839
Wheels Fleet Lease Funding 1, Ser 2023-2A, Cl A
6.460%, 08/18/38 (A)	258,272	259,908
Wheels Fleet Lease Funding 1, Ser 2025-2A, Cl A1
4.410%, 05/18/40 (A)	1,231,692	1,228,970
Wheels Fleet Lease Funding, Ser 2026-1A, Cl A3
4.390%, 04/18/39 (A)	380,000	376,017
World Omni Auto Receivables Trust, Ser 2025-B, Cl A4
4.530%, 08/15/31	730,000	728,976
World Omni Auto Receivables Trust, Ser 2026-A, Cl A3
3.860%, 05/15/31	700,000	689,949
		62,731,632
Other Asset-Backed Securities — 8.1%
AGL CLO, Ser 2024-33A, Cl A1
5.084%, TSFR3M + 1.350%, 07/21/37 (A)(B)	2,150,000	2,150,015
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
AGL CLO, Ser 2025-7A, Cl BR2
5.353%, TSFR3M + 1.600%, 10/15/38 (A)(B)	$3,260,000	$3,264,052
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl A2
5.380%, 01/21/31 (A)	96,826	97,268
Amur Equipment Finance Receivables XIII, Ser 2024-1A, Cl B
5.370%, 01/21/31 (A)	190,000	191,551
Amur Equipment Finance Receivables XV, Ser 2025-1A, Cl A2
4.700%, 09/22/31 (A)	795,910	797,235
Amur Equipment Finance Receivables XVI, Ser 2026-1A, Cl A2
4.730%, 11/21/33 (A)	416,000	415,714
Bain Capital Credit CLO, Ser 2026-2A, Cl AR3
4.709%, TSFR3M + 0.980%, 07/19/34 (A)(B)	2,205,000	2,204,773
Barings Equipment Finance, Ser 2026-A, Cl A4
4.240%, 11/13/45 (A)	460,000	450,966
Beechwood Park CLO, Ser 2025-1A, Cl B2RR
5.200%, TSFR3M + 1.450%, 01/17/35 (A)(B)	1,000,000	999,865
Benefit Street Partners CLO, Ser 2025-44A, Cl A1
4.973%, TSFR3M + 1.220%, 01/15/39 (A)(B)	2,250,000	2,252,714
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl A2
5.050%, 03/15/29 (A)	52,418	52,480
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	9,235	9,239
Centersquare Issuer, Ser 2025-1A, Cl A2
5.500%, 03/26/55 (A)	1,050,000	1,020,655
CIFC Funding, Ser 2024-5A, Cl AR
5.160%, TSFR3M + 1.410%, 07/17/37 (A)(B)	1,275,000	1,277,750
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	327,959	328,688
CNH Equipment Trust, Ser 2026-A, Cl A3
4.000%, 05/15/31	295,000	291,105

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CNH Equipment Trust, Ser 2026-A, Cl A4
4.140%, 07/15/33	$440,000	$431,383
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/28 (A)	196,389	197,574
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	168,067	168,350
DLLMT, Ser 2023-1A, Cl A3
5.340%, 03/22/27 (A)	51,045	51,074
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/27 (A)	62,031	62,123
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A3
4.980%, 01/18/28 (A)	377,251	378,501
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	106,573	106,699
John Deere Owner Trust, Ser 2025-B, Cl A3
4.170%, 12/17/29	1,660,000	1,650,577
Kubota Credit Owner Trust, Ser 2024-2A, Cl A3
5.260%, 11/15/28 (A)	1,733,393	1,743,737
Kubota Credit Owner Trust, Ser 2026-1A, Cl A4
3.980%, 01/15/32 (A)	725,000	706,399
Madison Park Funding XLVI, Ser 2025-46A, Cl B1RR
5.253%, TSFR3M + 1.500%, 10/15/34 (A)(B)	2,175,000	2,177,014
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	99,930	84,787
Neuberger Berman Loan Advisers CLO, Ser 2025-38A, Cl AR2
4.689%, TSFR3M + 0.960%, 10/20/36 (A)(B)	2,000,000	2,000,142
NYCTL Trust, Ser 2025-A, Cl A
4.840%, 11/10/38 (A)	969,548	958,009
OHA Credit Funding, Ser 2025-16RA, Cl B
5.279%, TSFR3M + 1.550%, 10/20/38 (A)(B)	2,175,000	2,179,076
OHA Credit Funding, Ser 2025-23A, Cl A1
4.919%, TSFR3M + 1.190%, 01/20/39 (A)(B)	1,700,000	1,703,750
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/29 (A)	2,050,000	2,055,765
Progress Residential Trust, Ser 2024-SFR3, Cl A
3.000%, 06/17/41 (A)	947,186	895,409
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Progress Residential Trust, Ser 2025-SFR1, Cl A
3.400%, 02/17/42 (A)	$776,052	$732,095
Rad CLO, Ser 2024-25A, Cl A1
5.189%, TSFR3M + 1.460%, 07/20/37 (A)(B)	2,114,063	2,118,244
SCF Equipment Leasing, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (A)	24,123	24,150
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	910,000	897,629
Sixth Street CLO XXIV, Ser 2026-24A, Cl A1R
4.992%, TSFR3M + 1.240%, 04/23/37 (A)(B)	1,150,000	1,151,430
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (A)	835,467	776,775
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (A)	812,387	756,134
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (A)	1,350,712	1,308,951
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/55 (A)	1,000,000	967,802
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (A)	1,090,000	1,065,683
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/50 (A)	939,418	937,824
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/29 (A)	1,900,000	1,900,112
Trinity Rail Leasing, Ser 2026-1A, Cl A
5.350%, 04/19/56 (A)	1,191,752	1,174,402
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	389,071	378,230
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	81,943	80,549
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	786,266	708,252

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Volvo Financial Equipment Series, Ser 2025-2A, Cl A4
4.060%, 06/15/33 (A)	$748,000	$733,958
		49,066,659
Total Asset-Backed Securities
(Cost $112,206,248)		111,798,291

MORTGAGE-BACKED SECURITIES — 11.9%

Agency Mortgage-Backed Obligations — 4.3%
FHLMC
5.000%, 07/01/35	$68,163	$67,988
4.500%, 12/01/40	2,137,414	2,091,645
FHLMC, Ser 2003-2690, Cl TZ
4.500%, 10/15/33	667,051	659,976
FHLMC, Ser 2017-4750, Cl PA
3.000%, 07/15/46	328,901	316,118
FHLMC, Ser 2022-5243, Cl A
5.000%, 12/25/48	1,676,852	1,672,660
FHLMC, Ser 2023-5290, Cl DE
5.000%, 11/25/44	1,596,510	1,606,093
FHLMC, Ser 2026-470, Cl FA
4.025%, SOFR30A + 0.400%, 08/25/29 (B)	4,800,000	4,805,483
FNMA
5.000%, 03/01/34	51,942	51,610
4.500%, 12/01/40	1,943,965	1,899,842
3.500%, 11/01/34	61,183	60,790
FNMA, Ser 2009-62, Cl WA
5.596%, 08/25/39 (B)	8,270	8,287
FNMA, Ser 2011-17, Cl ZM
3.500%, 03/25/31	749,585	732,726
FNMA, Ser 2013-104, Cl TY
3.000%, 10/25/33	1,607,548	1,531,573
FNMA, Ser 2013-43, Cl MB
3.500%, 05/25/33	640,536	617,426
FNMA, Ser 2017-12, Cl KE
3.000%, 03/25/47	317,002	299,632
FNMA, Ser 2017-19, Cl EA
3.000%, 03/25/47	744,096	706,616
FNMA, Ser 2017-87, Cl P
3.000%, 02/25/46	681,109	658,755
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	345,710	327,072
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	809,407	796,467
FNMA, Ser 2022-72, Cl CB
5.250%, 07/25/39	2,282,412	2,274,860
FNMA, Ser 2022-76, Cl HC
5.000%, 12/25/43	1,475,070	1,475,229
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA, Ser 2024-58, Cl BA
5.000%, 09/25/53	$1,505,684	$1,501,380
GNMA, Ser 2017-99, Cl WA
4.939%, 12/20/32 (B)	71,871	71,273
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	51,859	51,077
GNMA, Ser 2023-146, Cl CT
5.000%, 10/20/34	626,809	626,039
GNMA, Ser 2023-49, Cl A
4.500%, 07/20/48	937,182	921,041
		25,831,658
Non-Agency Mortgage-Backed Obligations — 7.6%
A&D Mortgage Trust, Ser 2025-NQM5, Cl A1
5.120%, 12/25/70 (A)(D)	2,065,825	2,046,622
A&D Mortgage Trust, Ser 2026-NQM1, Cl A1
4.912%, 02/25/71 (A)(B)	468,380	462,237
Angel Oak Mortgage Trust, Ser 2024-5, Cl A1
4.950%, 07/25/68 (A)(D)	736,015	732,184
Angel Oak Mortgage Trust, Ser 2024-8, Cl A1
5.338%, 05/27/69 (A)(D)	276,696	275,787
Angel Oak Mortgage Trust, Ser 2024-9, Cl A1
5.138%, 09/25/69 (A)(D)	941,830	939,590
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	108,781	108,082
BANK5, Ser 5YR20, Cl A1
4.300%, 02/15/59	773,560	759,489
BANK5, Ser 5YR20, Cl A3
5.104%, 02/15/59	1,250,000	1,246,722
BBCMS Mortgage Trust, Ser 2024-C28, Cl A1
4.910%, 09/15/57	536,686	536,356
BBCMS Mortgage Trust, Ser 2024-C30, Cl A1
4.902%, 11/15/57	877,278	875,486
BBCMS Mortgage Trust, Ser 2025-C32, Cl A1
4.968%, 02/15/62	237,158	237,254
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/35 (A)	1,500,000	1,478,100
Benchmark Mortgage Trust, Ser V20, Cl A3
5.184%, 02/15/59	1,200,000	1,200,189
BRAVO Residential Funding Trust, Ser 2024-NQM5, Cl A1
5.803%, 06/25/64 (A)(D)	1,061,217	1,064,332

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
4.666%, TSFR1M + 0.990%, 01/17/39 (A)(B)	$92,178	$92,178
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.166%, TSFR1M + 1.490%, 01/17/39 (A)(B)	1,750,000	1,750,000
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl B
5.516%, TSFR1M + 1.840%, 01/17/39 (A)(B)	1,225,000	1,225,000
BX Commercial Mortgage Trust, Ser AHP, Cl A
4.926%, TSFR1M + 1.250%, 06/15/43 (A)(B)	1,500,000	1,498,594
BX Commercial Mortgage Trust, Ser AHP, Cl B
5.326%, TSFR1M + 1.650%, 06/15/43 (A)(B)	1,000,000	1,000,000
BX Commercial Mortgage Trust, Ser AHP, Cl C
5.576%, TSFR1M + 1.900%, 06/15/43 (A)(B)	500,000	500,312
BX Trust, Ser CLS, Cl A
5.076%, TSFR1M + 1.400%, 05/15/43 (A)(B)	1,500,000	1,502,814
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/42 (A)(B)	250,000	250,354
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.300%, 04/15/42 (A)(B)	975,000	7,276
COLT Mortgage Loan Trust, Ser 2026-1, Cl A1
4.758%, 02/25/71 (A)(B)	748,939	737,531
COLT Mortgage Loan Trust, Ser 2026-3, Cl A1
5.119%, 05/25/71 (A)(B)	148,642	147,215
COLT, Ser 2025-1, Cl A1
5.699%, 01/25/70 (A)(D)	481,917	482,329
Deephaven Residential Mortgage Trust, Ser 2026-INV1, Cl A1
4.797%, 12/25/70 (A)(B)	305,735	300,939
EFMT, Ser 2025-NQM5, Cl A1
5.033%, 11/25/70 (A)(B)	1,665,472	1,651,409
EFMT, Ser 2026-NQM5, Cl A1
5.558%, 06/25/71 (A)(B)	1,331,463	1,327,876
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.418%, 09/25/37 (B)	16,406,490	1,681,637
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FREMF Mortgage Trust, Ser 2019-K89, Cl B
4.291%, 01/25/51 (A)(B)	$1,400,000	$1,370,930
FREMF Mortgage Trust, Ser 2019-K94, Cl B
3.959%, 07/25/52 (A)(B)	1,262,000	1,216,020
GCAT Trust, Ser 2024-NQM2, Cl A1
6.085%, 06/25/59 (A)(D)	535,762	537,182
GCAT Trust, Ser 2025-NQM5, Cl A1
4.981%, 08/25/70 (A)(B)	869,874	858,606
GCAT Trust, Ser 2026-NQM3, Cl A1
0.000%, 04/25/71 (A)(B)	1,472,232	1,463,890
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
4.761%, 08/25/34 (B)	6,905	6,642
HOMES Trust, Ser 2025-NQM4, Cl A1
5.220%, 08/25/70 (A)(B)	1,980,895	1,966,580
Hudson Yards Mortgage Trust, Ser 10HY, Cl A
5.086%, 12/10/39 (A)(B)	900,000	891,768
MAC Trust, Ser 2025-801B, Cl A
5.376%, TSFR1M + 1.700%, 10/15/40 (A)(B)	250,000	249,606
MFA Trust, Ser 2025-NQM5, Cl A1
5.186%, 11/25/70 (A)(B)	1,956,245	1,935,821
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-3, Cl A1
6.000%, 07/25/54 (A)(B)	130,685	130,397
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-NQM1, Cl A1
5.738%, 11/25/69 (A)(B)	746,181	746,871
New Residential Mortgage Loan Trust, Ser 2026-NQM1, Cl A1
4.824%, 11/25/65 (A)(B)	307,609	302,711
New Residential Mortgage Loan Trust, Ser 2026-NQM2, Cl A1
4.743%, 12/25/65 (A)(B)	536,954	527,205
New Residential Mortgage Loan Trust, Ser 2026-NQM4, Cl A1
5.003%, 02/25/66 (A)(B)	675,341	668,158
OBX Trust, Ser 2024-NQM13, Cl A1
5.116%, 06/25/64 (A)	171,356	170,932
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/64 (A)(D)	315,683	315,273

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
OBX Trust, Ser 2024-NQM7, Cl A1
6.243%, 03/25/64 (A)(D)	$363,560	$364,796
OBX Trust, Ser 2026-NQM7, Cl A1
5.220%, 04/25/66 (A)(B)	629,705	625,615
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	61,683	52,708
SHOPS Commercial Mortgage Trust, Ser CSTL, Cl A
4.811%, 05/05/39 (A)(B)	500,000	491,043
SLG Office Trust, Ser OMA, Cl C
5.452%, 04/15/41 (A)(B)	250,000	247,415
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.096%, TSFR1M + 2.419%, 11/15/36 (A)(B)	450,000	449,448
Verus Securitization Trust, Ser 2024-4, Cl A1
6.218%, 06/25/69 (A)(D)	525,674	527,616
Verus Securitization Trust, Ser 2026-R2, Cl A1
5.389%, 10/25/67 (A)(B)	615,621	611,960
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A1
4.894%, 08/15/57	619,990	619,472
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.219%, TSFR1M + 1.542%, 08/15/42 (A)(B)	2,250,000	2,252,812
		45,719,371
Total Mortgage-Backed Securities
(Cost $70,922,171)		71,551,029

MUNICIPAL BONDS — 5.2%

California — 0.9%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	$1,420,000	$1,449,682
5.950%, 08/01/29	825,000	832,846
California Health Facilities Financing Authority, RB
3.690%, 06/01/31	250,000	238,918
California Housing Finance Agency, RB
4.350%, 11/01/29 (B)	1,650,000	1,636,407
MUNICIPAL BONDS — continued
	Face Amount	Value
California State Public Works Board, Ser D, RB
3.770%, 11/01/26	$135,000	$134,814
City of Oakland California, GO
4.005%, 07/15/27	250,000	248,860
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
4.655%, 10/01/27	1,000,000	1,003,681
		5,545,208
Colorado — 0.2%
Broomfield Urban Renewal Authority, TA
4.700%, 12/01/28	800,000	800,895
Denver City & County Housing Authority, RB
4.125%, 06/01/28	500,000	499,847
		1,300,742
Connecticut — 0.2%
Connecticut Housing Finance Authority, RB
6.250%, 11/15/56	1,160,000	1,211,671

Illinois — 0.3%
Illinois Finance Authority, RB
3.850%, 04/01/56 (A)(B)	500,000	500,000
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,243,255
		1,743,255
Indiana — 0.3%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29 (F)	117,179	12
Indiana Housing & Community Development Authority, Ser C-2, RB
6.250%, 01/01/54	1,430,000	1,478,231
		1,478,243
Iowa — 0.2%
Iowa Finance Authority, RB
7.000%, 11/01/27 (A)	250,000	250,577
6.250%, 07/01/54	670,000	692,304
		942,881
Louisiana — 0.2%
City of New Orleans Louisiana, Ser B, GO
4.900%, 12/01/26	1,000,000	999,216
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
3.615%, 02/01/29	255,187	254,693
		1,253,909

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Maryland — 0.5%
Maryland Department of Housing & Community Development, Ser C, RB
6.250%, 09/01/56	$1,285,000	$1,336,312
Maryland Department of Housing & Community Development, Ser D, RB
6.000%, 03/01/55	1,300,000	1,338,976
Montgomery County Housing Opportunities Commission, RB
4.412%, 12/01/27	350,000	350,660
		3,025,948
Massachusetts — 0.0%
Massachusetts Housing Finance Agency, Ser B, RB
3.720%, 12/01/65 (B)	250,000	250,000

Minnesota — 0.1%
Minnesota Housing Finance Agency, RB
3.720%, 07/15/53 (B)	500,000	500,000

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
3.970%, 02/01/29 (A)(B)	2,500,000	2,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
New Hampshire Housing Finance Authority, Ser D, RB
6.250%, 01/01/57	715,000	746,024
		4,096,024
New Jersey — 0.3%
Jersey City Redevelopment Agency, RB
4.500%, 12/09/26	750,000	750,588
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,002,351
		1,752,939
New York — 0.2%
New York State Energy Research & Development Authority, Ser A, RB
6.222%, 04/01/40	475,000	465,575
5.822%, 04/01/27	665,000	664,838
		1,130,413
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Ser C, RB
5.450%, 08/15/28	600,000	603,013
MUNICIPAL BONDS — continued
	Face Amount	Value
Oregon — 0.2%
Warm Springs Reservation Confederated Tribe, Ser S, RB
2.370%, 11/01/27 (A)	$1,000,000	$969,902
2.165%, 11/01/26 (A)	500,000	496,759
		1,466,661
Pennsylvania — 0.3%
Philadelphia Authority for Industrial Development, Ser A, RB
6.350%, 04/15/28	1,890,000	1,928,426

South Dakota — 0.2%
South Dakota Housing Development Authority, Ser H, RB
6.009%, 05/01/54	1,375,000	1,407,245

Texas — 0.1%
Hidalgo County Drain District No. 1, GO
3.939%, 09/01/26	500,000	499,802

West Virginia — 0.2%
Tobacco Settlement Finance Authority, RB
2.351%, 06/01/28	1,000,000	953,565
Total Municipal Bonds
(Cost $31,360,751)		31,089,945

REPURCHASE AGREEMENTS — 1.4%

Barclays Capital
3.640%, dated 07/31/26, to be repurchased on 08/03/26, repurchase price $4,301,304 (collateralized by a U.S. Treasury Obligation, par value $4,466,100, 3.750%, 06/30/2030; with total market value $4,386,018)	4,300,000	4,300,000

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

REPURCHASE AGREEMENTS — continued
	Face Amount	Value
Socgen Triparty Treasury
3.640%, dated 07/31/26, to be repurchased on 08/03/26, repurchase price $4,201,274 (collateralized by a U.S. Treasury Obligation, par value $6,241,900, 2.500%, 02/15/2045; with total market value $4,284,066)	$4,200,000	$4,200,000

Total Repurchase Agreements
(Cost $8,500,000)		8,500,000

SOVEREIGN DEBT — 0.8%

IRELAND — 0.4%
BB Blue Financing DAC
4.395%, 09/20/29	$2,395,833	$2,322,578

JAPAN — 0.1%
Japan Bank for International Cooperation
1.625%, 01/20/27	848,000	838,416
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	227,398

		1,065,814

NETHERLANDS — 0.0%
Nederlandse Waterschapsbank
4.500%, 01/16/30(A)	250,000	250,156

SOUTH KOREA — 0.1%
Korea Electric Power
4.875%, 01/31/27(A)	250,000	250,490

SWEDEN — 0.2%
Kommuninvest I Sverige
4.625%, 09/29/28(A)	1,000,000	1,005,635

Total Sovereign Debt
(Cost $4,947,322)		4,894,673
BANK LOAN OBLIGATION — 0.2%
	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — 0.2%
Terraform Power Operating Specified Refinancing Term Loan
5.700%, TSFR1M + 2.500%, 05/21/29(B)	$1,483,040	$1,479,956

Total Bank Loan Obligation
(Cost $1,483,040)		1,479,956

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%

Export-Import Bank of the United States
2.628%, 11/12/26	$278,802	$277,968
United States International Development Finance
1.790%, 10/15/29	217,705	207,359

Total U.S. Government Agency Obligations
(Cost $489,931)		485,327
Total Investments in Securities— 99.9%
(Cost $604,608,748)		$601,946,153

Percentages are based on Net Assets of $602,465,743.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

JULY 31, 2026 (Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	488	Sep-2026	$100,619,010	$100,337,375	$(281,635)

Short Contracts
U.S. 5-Year Treasury Note	(272)	Sep-2026	(29,004,889)	(28,825,625)	179,264
			$71,614,121	$71,511,750	$(102,371)

‡	Real Estate Investment Trust.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2026 was $197,929,105 and represented 32.9% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.
(F)	Security in default and no interest is being accrued.
ABS — Asset-Backed Security
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IO — Interest Only — face amount represents notional amount
LP — Limited Partnership
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
SOFR30A — Secured Overnight Financing Rate 30-day Average
TA — Tax Allocation
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 28.5%
	Face Amount	Value
U.S. Treasury Bonds
5.000%, 05/15/45	$4,100,000	$3,959,703
5.000%, 05/15/46	6,328,000	6,100,588
5.000%, 05/15/56	10,805,000	10,393,059
4.875%, 08/15/45	5,676,000	5,403,304
4.750%, 11/15/43	5,420,000	5,125,076
4.750%, 02/15/45	5,460,000	5,114,484
4.750%, 11/15/53	1,475,000	1,359,189
4.750%, 05/15/55	4,480,000	4,122,475
4.750%, 02/15/56	4,996,000	4,611,210
4.625%, 05/15/44	19,110,000	17,684,961
4.625%, 11/15/44	6,230,000	5,748,635
4.625%, 02/15/46	6,818,000	6,259,776
4.625%, 05/15/54	2,420,000	2,181,498
4.625%, 02/15/55	12,879,000	11,629,370
4.625%, 11/15/55	10,951,000	9,895,868
4.500%, 02/15/44	13,528,000	12,339,016
4.500%, 11/15/54	2,960,000	2,613,819
4.250%, 08/15/54	965,000	816,895
4.125%, 08/15/44	11,220,000	9,720,335
4.125%, 08/15/53	14,912,000	12,379,579
3.875%, 05/15/43	2,100,000	1,784,016
3.625%, 05/15/53	165,000	125,361
3.375%, 08/15/42	6,970,000	5,574,366
3.000%, 02/15/49	615,000	427,089
3.000%, 08/15/52	4,522,000	3,034,333
2.875%, 05/15/43	5,705,000	4,203,203
2.500%, 02/15/45	14,955,000	10,019,850
2.500%, 02/15/46	870,000	572,943
2.500%, 05/15/46	210,000	137,771
2.375%, 02/15/42	870,000	609,748
2.250%, 08/15/46	1,805,000	1,123,189
2.250%, 02/15/52	5,235,000	2,986,404
2.000%, 11/15/41	1,305,000	868,335
2.000%, 02/15/50	4,745,000	2,623,466
2.000%, 08/15/51	6,755,000	3,642,159
1.875%, 02/15/41	935,000	625,135
1.875%, 02/15/51	325,000	171,120
1.875%, 11/15/51	3,200,000	1,663,625
1.750%, 08/15/41	9,530,000	6,140,149
1.625%, 11/15/50	12,805,000	6,334,533
1.375%, 08/15/50	12,530,000	5,807,851
1.250%, 05/15/50	17,155,000	7,713,049
1.125%, 08/15/40	3,465,000	2,091,317
U.S. Treasury Inflation Indexed Bonds
2.375%, 02/15/56	27,836,626	24,299,992
1.250%, 04/15/31	121,191,249	116,350,193
U.S. Treasury Notes
4.375%, 01/31/32	3,575,000	3,558,801
4.375%, 05/15/36	16,288,000	15,826,695
4.250%, 06/30/31	17,325,000	17,160,548
U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
4.250%, 03/31/33	$9,210,000	$9,053,862
4.250%, 05/31/33	43,430,000	42,656,403
4.250%, 08/15/35	30,561,800	29,588,548
4.125%, 10/31/29	4,590,000	4,557,906
4.125%, 05/31/31	11,926,000	11,754,564
4.125%, 06/30/31	2,586,000	2,548,018
4.125%, 02/15/36	22,575,000	21,561,527
4.000%, 05/31/28	9,225,000	9,181,758
4.000%, 11/15/35	38,393,000	36,313,138
3.955%, USBMMY3M + 0.103%, 04/30/28(A)	48,730,000	48,783,147
3.951%, USBMMY3M + 0.099%, 01/31/28(A)	39,210,000	39,252,025
3.875%, 04/30/30	3,345,000	3,286,855
3.875%, 12/31/32	1,270,000	1,223,814
3.875%, 08/15/34	8,600,000	8,165,633
3.750%, 05/31/30	770,000	752,855
3.750%, 01/31/31	12,840,000	12,492,919
3.500%, 01/15/29	43,505,000	42,684,183
3.500%, 03/15/29	24,335,000	23,842,596
3.500%, 09/30/29	4,595,000	4,481,022
1.375%, 11/15/31	12,830,000	10,979,172
1.125%, 02/15/31	2,385,000	2,066,845

Total U.S. Treasury Obligations
(Cost $789,996,909)		748,160,871

MORTGAGE-BACKED SECURITIES — 27.8%

Agency Mortgage-Backed Obligations — 17.0%
FHLMC
7.000%, 11/01/32	$97,156	$101,798
7.000%, 10/01/32	3,030	3,174
7.000%, 09/01/32	6,003	6,289
7.000%, 07/01/32	1,339	1,403
7.000%, 06/01/32	26,132	27,380
6.535%, RFUCCT1Y + 2.035%, 09/01/37 (A)	1,442	1,480
6.500%, 09/01/55	800,190	824,952
6.500%, 09/01/54	1,347,636	1,389,220
6.500%, 01/01/38	530	560
6.500%, 11/01/37	823	813
6.500%, 09/01/37	9,834	9,998
6.500%, 08/01/37	1,785	1,869
6.500%, 12/01/32	35,286	36,407
6.500%, 12/01/31	850	877
6.399%, RFUCCT1Y + 1.876%, 01/01/42 (A)	22,759	23,682
6.356%, RFUCCT1Y + 1.788%, 08/01/42 (A)	2,032	2,114
6.277%, RFUCCT1Y + 1.960%, 04/01/40 (A)	932	958

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.256%, RFUCCT1Y + 1.615%, 11/01/44 (A)	$17,466	$18,099
6.248%, RFUCCT1Y + 1.623%, 12/01/45 (A)	66,660	68,820
6.229%, RFUCCT1Y + 1.607%, 11/01/44 (A)	172,306	178,443
6.193%, RFUCCT1Y + 1.790%, 10/01/41 (A)	3,361	3,472
6.135%, RFUCCT1Y + 1.776%, 11/01/39 (A)	35,130	36,201
6.120%, RFUCCT1Y + 1.609%, 10/01/44 (A)	23,800	24,614
6.117%, RFUCCT1Y + 1.630%, 01/01/45 (A)	9,384	9,718
6.080%, RFUCCT1Y + 1.612%, 01/01/44 (A)	17,246	17,814
6.047%, RFUCCT1Y + 1.618%, 05/01/46 (A)	9,678	10,020
6.005%, RFUCCT1Y + 1.630%, 07/01/44 (A)	15,911	16,301
6.000%, 07/01/55	1,069,428	1,081,497
6.000%, 04/01/55	1,232,933	1,246,440
6.000%, 08/01/54	2,708,141	2,738,559
6.000%, 05/01/39	23,511	24,403
6.000%, 04/01/39	9,232	9,460
6.000%, 02/01/39	9,082	9,428
6.000%, 09/01/38	6,626	6,858
6.000%, 06/01/38	2,565	2,602
6.000%, 11/01/36	16,556	17,187
6.000%, 12/01/33	5,509	5,616
5.998%, RFUCCT1Y + 1.655%, 08/01/44 (A)	176,010	181,935
5.984%, RFUCCT1Y + 1.630%, 02/01/45 (A)	33,168	34,349
5.961%, RFUCCT1Y + 1.694%, 04/01/38 (A)	49,318	50,890
5.948%, RFUCCT1Y + 1.630%, 01/01/45 (A)	71,704	73,787
5.915%, RFUCCT1Y + 1.630%, 12/01/44 (A)	20,861	21,553
5.873%, RFUCCT1Y + 1.630%, 02/01/45 (A)	90,126	93,250
5.849%, RFUCCT1Y + 1.724%, 04/01/36 (A)	4,537	4,634
5.837%, RFUCCT1Y + 1.630%, 02/01/45 (A)	7,874	8,142
5.775%, RFUCCT1Y + 1.650%, 04/01/43 (A)	23,802	24,329
5.755%, RFUCCT1Y + 1.630%, 05/01/44 (A)	673	692
5.500%, 02/01/56	2,815,276	2,801,989
5.500%, 06/01/55	1,063,291	1,052,326
5.500%, 12/01/54	3,207,366	3,177,154
5.500%, 06/01/53	1,347,125	1,345,887
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.500%, 06/01/37	$290	$289
5.500%, 01/01/35	44,728	45,166
5.000%, 03/01/56	2,007,926	1,936,943
5.000%, 10/01/55	1,697,059	1,650,969
5.000%, 06/01/53	3,921,356	3,803,471
5.000%, 04/01/34	3,246	3,240
4.500%, 09/01/53	3,290,513	3,110,818
4.500%, 09/01/48	493,908	473,192
4.500%, 03/01/47	338,950	325,665
4.500%, 03/01/46	60,061	57,776
4.500%, 11/01/45	118,140	113,761
4.500%, 02/01/45	449,344	428,302
4.500%, 10/01/44	17,513	16,820
4.500%, 08/01/44	312,248	300,466
4.500%, 07/01/44	79,848	76,851
4.500%, 03/01/44	8,094	7,788
4.500%, 01/01/44	72,458	69,734
4.500%, 12/01/43	59,053	56,730
4.500%, 11/01/43	6,505	6,321
4.500%, 05/01/42	30,398	29,031
4.500%, 09/01/41	97,820	95,052
4.500%, 07/01/41	13,462	13,082
4.500%, 05/01/41	27,464	26,687
4.500%, 04/01/40	37,707	36,647
4.500%, 12/01/33	10,929	10,818
4.500%, 06/01/31	8,213	8,160
4.250%, 09/01/42	812,014	770,837
4.173%, SOFR30A + 2.282%, 09/01/52 (A)	670,232	660,639
4.000%, 01/01/52	806,414	742,838
4.000%, 05/01/46	525,713	491,654
4.000%, 07/01/34	35,875	34,994
4.000%, 10/01/31	18,849	18,541
3.500%, 07/01/52	7,541,921	6,748,741
3.500%, 04/01/52	9,226,939	8,242,467
3.500%, 02/01/52	401,638	358,683
3.500%, 01/01/52	2,750,600	2,453,376
3.500%, 04/01/51	2,140,174	1,909,609
3.500%, 04/01/37	262,245	251,247
3.000%, 06/01/52	5,014,048	4,292,815
3.000%, 03/01/52	1,042,902	907,642
3.000%, 11/01/50	1,424,170	1,226,307
3.000%, 02/01/50	5,751,300	4,969,511
2.500%, 01/01/54	8,343,491	6,828,390
2.500%, 10/01/53	946,369	773,708
2.500%, 05/01/52	2,116,469	1,755,169
2.500%, 07/01/50	3,845,353	3,196,391
2.500%, 01/01/36	634,773	590,775
2.000%, 06/01/52	4,057,707	3,175,950
2.000%, 04/01/52	1,568,098	1,224,593
2.000%, 03/01/52	3,847,536	3,057,201
2.000%, 01/01/52	1,167,572	928,813
2.000%, 04/01/51	2,931,601	2,300,285

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.000%, 12/01/50	$2,971,272	$2,371,503
2.000%, 11/01/50	1,080,308	865,421
2.000%, 09/01/50	10,304,370	8,120,854
2.000%, 07/01/50	4,347,855	3,478,133
2.000%, 02/01/42	1,374,036	1,170,189
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	7,659	7,738
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	3,983	4,059
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	21,724	22,150
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	103,055	105,473
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	24,319	24,282
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	74,185	74,992
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,153	2,185
FHLMC, Ser 2013-299, Cl F1
4.240%, SOFR30A + 0.614%, 01/15/43 (A)	101,940	100,941
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	80,344	78,068
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	245,238	238,114
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	2,767,024	2,423,123
FHLMC, Ser 2025-5614, Cl FA
4.766%, SOFR30A + 1.150%, 11/25/54 (A)	2,036,712	2,041,572
FNMA
7.000%, 12/01/37	138	145
7.000%, 08/01/32	62,200	65,100
7.000%, 11/01/29	11,728	12,275
6.500%, 04/01/55	404,390	417,095
6.500%, 01/01/54	664,839	685,355
6.500%, 01/01/49	4,319	4,484
6.500%, 10/01/39	24,864	26,130
6.500%, 08/01/39	11,090	11,698
6.500%, 10/01/38	8,415	8,877
6.500%, 03/01/38	2,510	2,652
6.500%, 02/01/38	2,452	2,566
6.500%, 12/01/37	9,407	9,925
6.500%, 11/01/37	602	627
6.500%, 03/01/35	95,283	98,201
6.500%, 05/01/33	1,135	1,170
6.500%, 12/01/32	4,267	4,398
6.500%, 08/01/32	10,736	11,065
6.360%, RFUCCT1Y + 1.610%, 10/01/47 (A)	26,938	27,709
6.330%, RFUCCT1Y + 1.580%, 09/01/44 (A)	966	998
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.319%, RFUCCT1Y + 1.692%, 11/01/36 (A)	$4,029	$4,102
6.249%, RFUCCT1Y + 1.790%, 06/01/38 (A)	2,814	2,920
6.246%, RFUCCT1Y + 1.782%, 12/01/39 (A)	5,899	6,068
6.240%, RFUCCT1Y + 1.815%, 07/01/41 (A)	24,902	25,770
6.163%, RFUCCT1Y + 1.698%, 04/01/44 (A)	46,633	48,613
6.156%, RFUCCT1Y + 1.577%, 10/01/44 (A)	75,255	78,072
6.142%, H15T1Y + 2.299%, 08/01/34 (A)	5,427	5,538
6.124%, H15T1Y + 1.999%, 09/01/34 (A)	315	322
6.118%, RFUCCT1Y + 1.580%, 11/01/44 (A)	8,841	9,168
6.098%, RFUCCT1Y + 1.603%, 10/01/48 (A)	61,393	63,593
6.078%, RFUCCT1Y + 1.620%, 11/01/48 (A)	148,491	153,928
6.069%, RFUCCT1Y + 1.653%, 05/01/46 (A)	15,541	16,104
6.060%, RFUCCT1Y + 1.685%, 06/01/42 (A)	4,267	4,379
6.000%, 07/01/39	35,804	36,494
6.000%, 05/01/38	19,364	20,075
6.000%, 08/01/37	43,752	44,945
6.000%, 07/01/37	14,873	15,380
6.000%, 03/01/37	6,187	6,416
6.000%, 09/01/36	29,251	29,934
6.000%, 03/01/36	3,102	3,152
6.000%, 11/01/35	6,258	6,370
6.000%, 07/01/35	2,596	2,667
6.000%, 04/01/35	27,099	27,673
6.000%, 04/01/34	6,610	6,712
6.000%, 03/01/34	94,207	95,932
6.000%, 12/01/33	1,641	1,669
6.000%, 11/01/33	1,922	1,950
6.000%, 12/01/32	2,055	2,087
5.975%, RFUCCT1Y + 1.600%, 12/01/44 (A)	15,943	16,542
5.952%, RFUCCT1Y + 1.590%, 07/01/44 (A)	65,917	68,245
5.935%, RFUCCT1Y + 1.564%, 01/01/44 (A)	5,334	5,440
5.903%, RFUCCT1Y + 1.567%, 08/01/43 (A)	2,145	2,211
5.892%, RFUCCT1Y + 1.470%, 06/01/35 (A)	1,865	1,902
5.876%, RFUCCT1Y + 1.553%, 01/01/45 (A)	14,461	14,957

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
5.855%, RFUCCT1Y + 1.590%, 12/01/44 (A)	$67,896	$70,197
5.845%, RFUCCT1Y + 1.580%, 09/01/47 (A)	78,136	81,003
5.830%, RFUCCT1Y + 1.580%, 02/01/44 (A)	9,136	9,460
5.824%, RFUCCT1Y + 1.556%, 06/01/44 (A)	26,591	27,484
5.794%, RFUCCT1Y + 1.551%, 02/01/44 (A)	6,232	6,445
5.769%, RFUCCT1Y + 1.567%, 05/01/45 (A)	120,840	124,975
5.754%, RFUCCT1Y + 1.580%, 04/01/44 (A)	76,601	79,140
5.740%, RFUCCT1Y + 1.565%, 05/01/44 (A)	35,274	36,457
5.698%, RFUCCT1Y + 1.460%, 05/01/35 (A)	15,074	15,476
5.500%, 11/01/55	964,829	965,925
5.500%, 09/01/53	1,521,938	1,520,539
5.500%, 02/01/38	1,897	1,870
5.500%, 04/01/37	61,392	61,701
5.500%, 09/01/36	5,313	5,340
5.500%, 10/01/35	29,315	29,601
5.500%, 04/01/35	80,851	82,071
5.500%, 11/01/33	3,196	3,202
5.500%, 06/01/33	17,731	17,987
5.500%, 11/01/29	1,464	1,460
5.000%, 11/01/54	1,789,573	1,746,366
5.000%, 03/01/49	143,044	140,122
5.000%, 12/01/48	111,851	109,955
5.000%, 08/01/40	9,495	9,421
5.000%, 09/01/39	24,271	24,072
4.500%, 03/01/52	275,365	259,121
4.500%, 06/01/48	211,369	202,144
4.500%, 07/01/47	59,350	57,510
4.500%, 02/01/46	423,814	411,161
4.500%, 09/01/45	34,718	33,355
4.500%, 02/01/45	152,240	146,313
4.500%, 10/01/44	18,766	18,021
4.500%, 09/01/43	5,630	5,411
4.500%, 01/01/43	366,792	354,908
4.500%, 07/01/42	135,459	131,451
4.500%, 01/01/42	38,650	37,515
4.500%, 12/01/41	21,207	20,550
4.500%, 11/01/41	18,403	17,834
4.500%, 09/01/41	9,147	8,809
4.500%, 08/01/41	11,024	10,672
4.500%, 05/01/41	682,767	661,315
4.500%, 06/01/36	14,329	13,918
4.500%, 09/01/31	20,379	20,129
4.500%, 06/01/31	5,485	5,430
4.500%, 01/01/31	43,186	42,838
4.500%, 08/01/26	16	16
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
4.000%, 01/01/57	$4,830,864	$4,417,183
4.000%, 10/01/52	2,058,141	1,888,143
4.000%, 08/01/52	979,219	898,760
4.000%, 04/01/52	1,286,804	1,185,193
4.000%, 10/01/51	1,104,403	1,009,763
4.000%, 04/01/48	1,281,663	1,192,489
4.000%, 03/01/46	2,691,051	2,527,749
4.000%, 01/01/37	213,321	206,001
4.000%, 11/01/35	38,424	37,197
4.000%, 01/01/35	636,164	618,398
4.000%, 10/01/34	255,818	251,244
4.000%, 06/01/34	351,939	344,285
4.000%, 03/01/34	139,696	136,242
4.000%, 11/01/33	233,605	228,169
4.000%, 10/01/33	28,522	27,772
4.000%, 10/01/32	21,808	21,475
4.000%, 09/01/31	63,627	62,564
4.000%, 12/01/30	89,739	88,349
4.000%, 11/01/30	66,542	65,512
3.690%, SOFR30A + 2.238%, 10/01/52 (A)	2,636,882	2,575,090
3.500%, 05/01/52	3,400,699	3,024,772
3.500%, 04/01/52	5,730,825	5,136,949
3.500%, 03/01/52	1,430,675	1,274,474
3.500%, 01/01/52	1,603,798	1,432,901
3.500%, 11/01/51	954,297	853,368
3.500%, 04/01/37	230,013	217,855
3.500%, 02/01/31	202,761	199,147
3.500%, 12/01/29	60,953	60,118
3.000%, 05/01/52	793,064	685,088
3.000%, 04/01/52	2,461,092	2,142,970
3.000%, 03/01/52	1,261,705	1,089,464
3.000%, 01/01/52	2,416,657	2,067,366
3.000%, 11/01/51	1,726,192	1,489,657
3.000%, 08/01/50	1,362,523	1,203,686
3.000%, 07/01/50	869,364	753,908
3.000%, 04/01/50	1,303,621	1,131,223
2.500%, 04/01/52	3,891,612	3,239,503
2.500%, 03/01/52	1,369,064	1,143,540
2.500%, 02/01/52	4,649,111	3,863,312
2.500%, 01/01/52	3,777,351	3,084,420
2.500%, 10/01/51	1,859,134	1,518,329
2.500%, 08/01/51	2,582,948	2,155,479
2.500%, 07/01/51	2,265,095	1,862,101
2.500%, 02/01/51	1,503,985	1,251,759
2.500%, 01/01/51	1,006,929	842,351
2.500%, 11/01/50	4,701,764	3,914,234
2.500%, 10/01/50	6,167,517	5,128,408
2.500%, 07/01/50	7,550,029	6,280,179
2.500%, 03/01/43	1,425,894	1,251,813
2.500%, 06/01/42	2,370,031	2,080,238
2.500%, 10/01/41	1,055,564	932,531
2.500%, 05/01/41	695,958	618,215

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.000%, 04/01/52	$1,161,806	$907,814
2.000%, 03/01/52	1,663,100	1,299,067
2.000%, 12/01/51	1,398,189	1,096,378
2.000%, 11/01/51	5,694,706	4,476,452
2.000%, 10/01/51	2,755,219	2,204,242
2.000%, 09/01/51	1,333,092	1,064,114
2.000%, 08/01/51	1,484,226	1,168,515
2.000%, 02/01/51	954,711	761,128
2.000%, 01/01/51	2,536,549	2,024,277
2.000%, 12/01/50	414,834	331,061
2.000%, 10/01/50	1,423,613	1,125,342
2.000%, 08/01/50	600,301	478,937
1.500%, 10/01/50	1,539,832	1,148,075
FNMA Grantor Trust, Ser 2000-T6, Cl A1
7.500%, 11/25/40	9,676	9,640
FNMA Grantor Trust, Ser 2001-T1, Cl A1
7.500%, 10/25/40	86,213	86,401
FNMA Grantor Trust, Ser 2001-T10, Cl A1
7.000%, 12/25/41	50,790	50,850
FNMA Grantor Trust, Ser 2001-T12, Cl A1
6.500%, 08/25/41	1,772	1,779
FNMA Grantor Trust, Ser 2001-T3, Cl A1
7.500%, 11/25/40	4,959	4,955
FNMA Grantor Trust, Ser 2001-T4, Cl A1
7.500%, 07/25/41	25,876	26,162
FNMA Grantor Trust, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,197	1,207
FNMA Grantor Trust, Ser 2001-T8, Cl A1
7.500%, 07/25/41	2,791	2,842
FNMA Grantor Trust, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	700	709
FNMA REMIC Trust, Ser 2001-W3, Cl A
4.474%, 09/25/41 (A)	43,588	42,518
FNMA REMIC Trust, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	3,474	3,464
FNMA REMIC Trust, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	3,474	3,447
FNMA REMIC Trust, Ser 2003-W4, Cl 3A
4.363%, 10/25/42 (A)	40,791	40,567
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FNMA REMIC Trust, Ser 2003-W4, Cl 4A
4.949%, 10/25/42 (A)	$14,796	$14,864
FNMA Trust, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	5,075	5,263
FNMA Trust, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	5,629	5,758
FNMA Trust, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	1,772	1,812
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	14,095	14,334
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	4,862	4,859
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	41,553	41,795
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	10,413	10,603
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	2,256	2,273
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	3,660	3,856
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	76,172	74,500
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	29,085	28,519
FNMA, Ser 2012-132, Cl IK, IO
3.000%, 12/25/32	1,059,748	64,606
FNMA, Ser 2013-128, Cl CF
4.331%, SOFR30A + 0.714%, 12/25/43 (A)	182,718	181,876
FNMA, Ser 2014-1, Cl KF
4.331%, SOFR30A + 0.714%, 02/25/44 (A)	268,381	266,841
FNMA, Ser 2020-61, Cl NI, IO
3.500%, 09/25/50	2,466,020	416,045
FNMA, Ser 2022-70, Cl FA
4.476%, SOFR30A + 0.860%, 10/25/52 (A)	3,665,236	3,641,480
FNMA, Ser 2025-114, Cl AE
4.500%, 01/25/56	930,434	902,503
FNMA, Ser M1G, Cl A2
1.468%, 11/25/30 (A)	1,925,000	1,687,176
FNMA, Ser M3G, Cl A2
1.244%, 01/25/31 (A)	1,998,329	1,732,542
GNMA
7.000%, 12/15/29	257	264
6.500%, 05/15/29	339	345
6.000%, 01/20/56	13,088,095	13,314,477
6.000%, 01/20/55	6,748,766	6,882,835
6.000%, 12/20/54	5,337,659	5,445,743

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
6.000%, 09/20/54	$9,607,501	$9,780,201
6.000%, 07/20/54	9,643,944	9,813,208
6.000%, 06/20/54	4,535,366	4,616,339
6.000%, 05/20/54	5,249,999	5,345,126
6.000%, 04/20/54	8,209,050	8,360,970
6.000%, 02/20/54	7,068,100	7,209,162
6.000%, 12/20/53	2,551,712	2,610,287
6.000%, 11/20/53	4,598,773	4,739,340
6.000%, 10/20/53	3,033,525	3,104,082
5.500%, 07/20/55	10,745,243	10,683,791
5.500%, 06/20/55	9,955,699	9,929,160
5.500%, 05/20/55	7,731,767	7,687,549
5.500%, 09/20/54	2,781,425	2,770,926
5.500%, 02/20/53	1,275,784	1,275,046
5.000%, 12/20/53	7,507,783	7,280,814
5.000%, 02/20/53	484,229	471,914
5.000%, 11/20/52	3,196,503	3,118,336
4.500%, 12/20/52	1,779,942	1,678,717
4.500%, 10/20/52	3,778,414	3,575,020
4.500%, 09/20/52	819,039	776,314
4.500%, 08/20/52	5,863,988	5,535,116
4.000%, 09/20/52	1,662,812	1,526,367
4.000%, 08/20/52	8,002,701	7,316,464
4.000%, 04/20/52	85,748	78,578
4.000%, 03/20/52	87,243	80,091
4.000%, 02/20/52	1,253,101	1,151,606
4.000%, 01/20/52	946,512	869,899
4.000%, 12/20/48	1,057,819	972,433
3.500%, 08/20/52	10,845,939	9,733,122
3.500%, 07/20/52	1,457,030	1,302,334
3.500%, 04/20/52	3,438,123	3,053,262
3.500%, 03/20/52	1,541,883	1,385,187
3.500%, 02/20/52	1,119,086	997,565
3.500%, 01/20/52	1,188,253	1,058,861
3.500%, 06/20/51	1,157,570	1,032,486
3.500%, 01/20/50	717,106	638,760
3.500%, 10/20/49	2,198,810	1,921,689
3.000%, 03/20/52	303,565	263,715
3.000%, 01/20/52	2,512,152	2,177,406
3.000%, 12/20/51	4,348,161	3,768,775
3.000%, 10/20/51	1,448,084	1,258,008
3.000%, 07/20/51	2,020,994	1,755,729
3.000%, 05/20/51	936,315	813,423
2.500%, 03/20/53	3,146,475	2,628,772
2.500%, 07/20/52	1,150,285	961,325
2.500%, 04/20/52	2,004,515	1,673,679
2.500%, 03/20/52	2,574,840	2,152,489
2.500%, 08/20/51	1,244,319	1,039,591
2.500%, 05/20/51	645,854	539,599
2.500%, 03/20/51	2,260,844	1,888,910
2.500%, 12/20/50	1,241,084	1,018,294
2.000%, 10/20/51	1,397,475	1,121,305
2.000%, 01/20/51	1,781,766	1,429,705
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
2.000%, 12/20/50	$1,300,517	$1,032,212
2.000%, 11/20/50	2,785,683	2,235,026
GNMA, Ser 2012-98, Cl BM
4.873%, 08/20/42 (A)	121,267	120,864
GNMA, Ser 2015-142, Cl KI, IO
4.500%, 04/20/45	1,534,655	239,952
GNMA, Ser 2016-84, Cl IB, IO
4.500%, 11/16/45	1,559,167	291,552
GNMA, Ser 2017-H17, Cl FQ
5.047%, TSFR12M + 0.985%, 09/20/67 (A)	472,179	474,749
GNMA, Ser 2017-H22, Cl FH
4.514%, TSFR12M + 0.935%, 11/20/67 (A)	294,074	294,857
GNMA, Ser 2017-H24, Cl FQ
4.527%, TSFR12M + 0.915%, 11/20/67 (A)	352,600	353,668
GNMA, Ser 2018-H04, Cl FK
4.246%, TSFR12M + 0.755%, 03/20/68 (A)	682,333	681,730
GNMA, Ser 2018-H05, Cl CF
4.266%, TSFR12M + 0.775%, 03/20/68 (A)	752,039	751,748
GNMA, Ser 2018-H05, Cl FE
4.276%, TSFR12M + 0.785%, 02/20/68 (A)	177,334	177,267
GNMA, Ser 2019-20, Cl IC, IO
5.000%, 02/20/49	1,436,427	297,572
GNMA, Ser 2019-H09, Cl FG
4.769%, TSFR12M + 1.065%, 05/20/69 (A)	244,668	246,657
GNMA, Ser 2019-H16, Cl CF
4.436%, TSFR1M + 0.814%, 10/20/69 (A)	268,459	269,118
GNMA, Ser 2020-H01, Cl FV
4.386%, TSFR1M + 0.764%, 01/20/70 (A)	3,228,357	3,245,089
GNMA, Ser 2020-H02, Cl FB
4.336%, TSFR1M + 0.714%, 01/20/70 (A)	439,224	439,002
GNMA, Ser 2022-H04, Cl FG
4.171%, SOFR30A + 0.550%, 02/20/67 (A)	469,715	468,908
GNMA, Ser 2022-H08, Cl FE
4.359%, SOFR30A + 0.750%, 03/20/72 (A)	1,885,070	1,887,104
GNMA, Ser 2022-H11, Cl EF
4.591%, SOFR30A + 0.970%, 05/20/72 (A)	2,234,354	2,251,785
GNMA, Ser 2023-H04, Cl FC
4.471%, SOFR30A + 0.850%, 01/20/73 (A)	1,886,468	1,887,727

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GNMA, Ser 2023-H13, Cl FJ
5.041%, SOFR30A + 1.420%, 02/20/73 (A)	$1,148,291	$1,173,038
GNMA, Ser 2025-210, Cl FA
4.871%, SOFR30A + 1.250%, 12/20/55 (A)	5,969,276	5,998,328
GNMA, Ser 29, Cl AE
3.500%, 05/16/64 (A)	2,844,560	2,710,902
		446,737,435
Non-Agency Mortgage-Backed Obligations — 10.8%
ALA Trust, Ser OANA, Cl A
5.420%, TSFR1M + 1.743%, 06/15/40 (A)(B)	310,000	311,162
Angel Oak Mortgage Trust, Ser 2025-5, Cl A1
5.573%, 04/25/70 (B)(C)	1,433,245	1,431,652
Angel Oak Mortgage Trust, Ser 2025-7, Cl A1
5.509%, 06/25/70 (B)(C)	5,807,529	5,791,353
Angel Oak Mortgage Trust, Ser 2025-8, Cl A1
5.410%, 07/25/70 (B)(C)	2,526,691	2,525,092
AREIT, Ser 2025-CRE11, Cl A
5.230%, TSFR1M + 1.550%, 07/25/43 (A)(B)	1,830,000	1,832,663
Bank, Ser BN19, Cl A3
3.183%, 08/15/61	925,000	869,414
BANK5, Ser 5YR10, Cl D
4.000%, 10/15/57 (B)	2,100,000	1,838,681
BANK5, Ser 5YR12, Cl D
4.000%, 12/15/57 (B)	1,160,000	1,011,137
Barclays Commercial Mortgage Trust, Ser 2019-C4, Cl C
3.469%, 08/15/52	1,300,000	1,064,508
BAY Trust, Ser MDWS, Cl A
5.320%, TSFR1M + 1.643%, 06/15/41 (A)(B)	1,965,000	1,958,882
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.596%, TSFR1M + 0.919%, 03/15/37 (A)(B)	1,840,000	1,738,949
BBCMS Mortgage Trust, Ser 2023-C19, Cl C
6.400%, 04/15/56 (A)	540,000	453,089
BBCMS Mortgage Trust, Ser C1, Cl A4
3.674%, 02/15/50	1,690,000	1,678,646
BBCMS Mortgage Trust, Ser C17, Cl C
5.450%, 09/15/55 (A)	2,200,000	2,032,747
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	2,725,000	2,156,476
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BBCMS Mortgage Trust, Ser C39, Cl C
5.906%, 12/15/58 (A)	$1,825,000	$1,766,181
BBCMS Mortgage Tusut, Ser C1, Cl B
4.089%, 02/15/50	3,540,000	3,415,590
BBCMS Trust, Ser 2015-SRCH, Cl A2
4.197%, 08/10/35 (B)	1,000,000	985,400
Benchmark Mortgage Trust, Ser 2019-B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	820,009
Benchmark Mortgage Trust, Ser 2022-B35, Cl D
2.500%, 05/15/55 (B)	3,265,000	1,860,157
Benchmark Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,260,000	1,035,902
Benchmark Mortgage Trust, Ser B25, Cl A5
2.577%, 04/15/54	1,600,000	1,419,990
Benchmark Mortgage Trust, Ser V5, Cl A3
5.805%, 01/10/57	920,000	935,398
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/56 (A)	400,000	410,776
BFLD Commercial Mortgage Trust, Ser 660F, Cl A
5.176%, TSFR1M + 1.500%, 11/15/42 (A)(B)	725,000	725,906
BINOM Mortgage Loan Trust, Ser 2026-NQM1, Cl A3
5.466%, 02/25/66 (B)(C)	1,581,404	1,564,411
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.122%, 12/15/56 (A)	2,250,000	2,262,065
BMO Mortgage Trust, Ser 5C4, Cl C
7.018%, 05/15/57 (A)	1,900,000	1,933,155
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	2,000,000	1,774,762
BODI Commercial Mortgage Trust, Ser DC1, Cl A
5.359%, 03/13/52 (A)(B)	730,000	723,143
BRAVO Residential Funding Trust Series, Ser 2025-NQM8, Cl A1
5.082%, 06/25/65 (B)(C)	4,562,185	4,529,147
BRAVO Residential Funding Trust, Ser 2024-NQM7, Cl M1
6.384%, 10/27/64 (A)(B)	3,060,000	3,075,342

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
BRAVO Residential Funding Trust, Ser 2026-NQM4, Cl A3
5.641%, 03/25/66 (B)(C)	$2,399,526	$2,386,045
BRCK Trust, Ser 830B, Cl B
5.185%, 12/10/42 (A)(B)	2,970,000	2,920,170
BSPDF, Ser 2026-FL3, Cl A
5.120%, TSFR1M + 1.450%, 09/18/43 (A)(B)	1,900,000	1,902,470
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.166%, TSFR1M + 1.490%, 01/17/39 (A)(B)	1,750,000	1,750,000
BX Commercial Mortgage Trust, Ser AHP, Cl A
4.926%, TSFR1M + 1.250%, 06/15/43 (A)(B)	1,500,000	1,498,594
BX Commercial Mortgage Trust, Ser AHP, Cl B
5.326%, TSFR1M + 1.650%, 06/15/43 (A)(B)	1,000,000	1,000,000
BX Commercial Mortgage Trust, Ser AHP, Cl C
5.576%, TSFR1M + 1.900%, 06/15/43 (A)(B)	500,000	500,312
BX Commercial Mortgage Trust, Ser VLT9, Cl A
5.376%, TSFR1M + 1.700%, 03/15/45 (A)(B)	1,830,000	1,825,429
BX Trust, Ser 2024-VLT4, Cl A
5.168%, TSFR1M + 1.491%, 06/15/41 (A)(B)	657,258	656,438
BX Trust, Ser ARIA, Cl C
5.517%, 12/13/42 (A)(B)	5,265,000	5,208,562
BX Trust, Ser CLS, Cl A
5.076%, TSFR1M + 1.400%, 05/15/43 (A)(B)	1,000,000	1,001,876
BX Trust, Ser DELC, Cl A
5.226%, TSFR1M + 1.550%, 12/15/42 (A)(B)	375,000	375,937
BX Trust, Ser VLT7, Cl A
5.376%, TSFR1M + 1.700%, 07/15/44 (A)(B)	1,540,000	1,535,668
Cantor Commercial Real Estate Lending, Ser CF2, Cl A5
2.874%, 11/15/52	1,040,000	974,058
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	675,000	621,761
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	668,810
Century Plaza Towers, Ser 2019-CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	450,717
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Century Plaza Towers, Ser 2019-CPT, Cl E
2.997%, 11/13/39 (A)(B)	$2,000,000	$1,692,474
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/40 (A)(B)	6,900,000	6,788,092
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/42 (A)(B)	155,000	155,219
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,360,570
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,504,055
COMM Mortgage Trust, Ser CBM, Cl A2
5.867%, 12/10/41 (A)(B)	180,000	180,861
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2B1
8.116%, SOFR30A + 4.500%, 01/25/42 (A)(B)	3,170,000	3,223,094
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M2
6.616%, SOFR30A + 3.000%, 01/25/42 (A)(B)	2,033,317	2,051,946
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
8.116%, SOFR30A + 4.500%, 04/25/42 (A)(B)	2,960,000	3,030,300
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M2
7.516%, SOFR30A + 3.900%, 04/25/43 (A)(B)	1,300,000	1,355,129
CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl C
4.237%, 06/15/52 (A)	1,900,000	1,779,345
CSAIL Commercial Mortgage Trust, Ser C20, Cl AS
3.076%, 03/15/54 (A)	1,180,000	1,038,467
CSAIL Commercial Mortgage Trust, Ser CX12, Cl A4
4.224%, 08/15/51 (A)	1,580,000	1,557,355
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,230,000	1,134,855
CSMC Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	839,944
DC Commercial Mortgage Trust, Ser DC, Cl A
6.314%, 09/12/40 (B)	820,000	828,874
DC Commercial Mortgage Trust, Ser DC, Cl C
7.141%, 09/12/40 (A)(B)	1,030,000	1,043,424

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
DLIC Re-REMIC Trust, Ser FRR1, Cl A111
2.231%, 04/27/53 (A)(B)	$1,770,000	$1,521,140
DLIC Re-REMIC Trust, Ser FRR1, Cl A120
2.579%, 09/27/53 (A)(B)	1,770,000	1,517,322
DLIC Re-REMIC Trust, Ser FRR1, Cl B104
1.860%, 12/27/52 (A)(B)	1,770,000	1,520,070
Extended Stay America Trust, Ser ESH, Cl A
4.976%, TSFR1M + 1.300%, 10/15/42 (A)(B)	216,705	217,111
Extended Stay America Trust, Ser ESH2, Cl A
4.876%, TSFR1M + 1.200%, 02/15/43 (A)(B)	768,275	769,468
FASST, Ser 2022-S4, Cl A2A
3.000%, 01/25/57 (B)	2,711,251	2,818,445
FHLMC Mscr Trust Mn6, Ser MN6, Cl B1
12.866%, SOFR30A + 9.250%, 05/25/43 (A)(B)	3,290,000	3,917,140
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.606%, 09/25/33 (A)	2,500,000	2,457,056
FHLMC Multifamily ML Certificates, Ser ML08, Cl AUS
1.877%, 07/25/37	1,569,312	1,250,794
FHLMC Multifamily ML Certificates, Ser ML12, Cl XUS, IO
1.227%, 07/25/41 (A)	9,565,022	804,069
FHLMC Multifamily Structured Credit Risk, Ser MN4, Cl B1
13.116%, SOFR30A + 9.500%, 05/25/52 (A)(B)	3,290,000	3,845,830
FHLMC Multifamily Structured Credit Risk, Ser MN5, Cl B1
13.116%, SOFR30A + 9.500%, 11/25/42 (A)(B)	3,290,000	3,906,247
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,180,000	1,165,279
FHLMC Multifamily Variable Rate Certificate, Ser ML-14
4.050%, 08/25/38	670,677	617,560
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1B
8.116%, SOFR30A + 4.500%, 06/25/42 (A)(B)	1,950,000	2,011,604
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1B
7.316%, SOFR30A + 3.700%, 09/25/42 (A)(B)	$5,290,000	$5,432,195
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M2
9.366%, SOFR30A + 5.750%, 09/25/42 (A)(B)	3,120,000	3,287,984
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M2
9.616%, SOFR30A + 6.000%, 07/25/42 (A)(B)	2,090,000	2,186,662
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M2
9.117%, SOFR30A + 5.500%, 03/25/43 (A)(B)	4,740,000	5,036,250
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M2
5.216%, SOFR30A + 1.600%, 03/25/46 (A)(B)	2,120,000	2,131,072
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.540%, 07/25/32 (A)	14,795	13,660
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.239%, 07/25/33 (A)	129,720	122,712
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	99,633	98,936
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	37,716	36,173
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	291,378	292,256
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	15,451	15,917
FREMF Mortgage Trust, Ser 2017-K69, Cl C
3.726%, 10/25/49 (A)(B)	2,788,000	2,731,460
FREMF Mortgage Trust, Ser 2018-K83, Cl C
4.281%, 11/25/51 (A)(B)	2,890,000	2,819,269
GAM RE-REMIC TRUST 2021-FRR2, Ser FRR2, Cl BK74, PO
0.000%, 09/27/51 (B)	2,150,000	1,936,555

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
GAM Re-REMIC Trust, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)	$2,400,000	$2,202,087
GGP Commercial Mortgage Trust, Ser SSP, Cl A
5.115%, 07/05/43 (A)(B)	2,100,000	2,083,519
GS Mortgage Securities Trust, Ser 2013-PEMB, Cl A
3.550%, 03/05/33 (A)(B)	110,000	91,300
GS Mortgage Securities Trust, Ser GC39, Cl AAB
3.448%, 05/10/52	805,398	794,282
GS Mortgage-Backed Securities Trust, Ser 2020-NQM1, Cl B1
5.143%, 09/27/60 (A)(B)	1,120,000	1,074,142
Hudson Yards Mortgage Trust, Ser 10HY, Cl A
5.086%, 12/10/39 (A)(B)	3,560,000	3,527,439
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	929,681
INT Commercial Mortgage Trust, Ser PLAZA, Cl A
4.879%, 11/05/37 (A)(B)	800,000	790,281
Jackson Park Trust, Ser 2019-LIC, Cl A
2.766%, 10/14/39 (B)	1,000,000	914,979
JP Morgan Mortgage Trust Series, Ser 2025-NQM4, Cl A1F
4.816%, SOFR30A + 1.200%, 03/25/66 (A)(B)	2,591,976	2,588,794
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.284%, 10/15/48 (A)	668,507	659,683
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.631%, 10/15/42 (A)(B)	870,000	866,152
Manhattan West Mortgage Trust, Ser 2MW, Cl A
5.321%, 06/10/48 (A)(B)	2,500,000	2,461,482
Morgan Stanley Capital I Trust, Ser L1, Cl AS
4.637%, 10/15/51 (A)	1,938,000	1,901,058
NW Re-REMIC Trust, Ser 2021-FRR1, Cl AK88
2.769%, 12/18/51 (A)(B)	2,500,000	2,248,058
NXPA Re-REMIC Trust, Ser FRR1, Cl A, PO
0.000%, 12/27/49 (B)	4,170,000	4,051,555
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NYC Commercial Mortgage Trust, Ser 11X, Cl D
6.867%, TSFR1M + 3.191%, 10/15/40 (A)(B)	$1,000,000	$1,005,000
NYC Commercial Mortgage Trust, Ser 300P, Cl A
4.879%, 07/13/42 (A)(B)	2,550,000	2,503,239
NYC Trust, Ser 9W57, Cl A
4.890%, 06/06/40 (A)(B)	2,065,000	2,032,244
OBX Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	731,679
OBX Trust, Ser 2025-NQM15, Cl A1A
5.143%, 07/27/65 (B)(C)	1,456,180	1,446,801
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	3,114,926
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,215,804
OWS Real Estate Finance, Ser MARG2, Cl A
7.750%, TSFR1M + 4.000%, 08/15/34 (A)(B)	4,540,000	4,541,468
PENN Commercial Mortgage Trust, Ser P11, Cl A
5.344%, 08/10/42 (A)(B)	2,200,000	2,202,494
PMT Loan Trust, Ser 2025-INV11, Cl A36
4.966%, SOFR30A + 1.350%, 11/25/56 (A)(B)	4,761,440	4,762,441
PTCM Re-REMIC Trust, Ser FRR1, Cl A157
3.864%, 07/25/60 (A)(B)	1,505,000	1,312,386
PTCM Re-REMIC Trust, Ser FRR1, Cl A162
3.984%, 02/25/61 (A)(B)	1,759,800	1,524,006
PTCM Re-REMIC Trust, Ser FRR1, Cl A169
4.980%, 03/25/62 (A)(B)	765,000	690,739
PTCM Re-REMIC Trust, Ser FRR2, Cl A133
4.069%, 09/25/54 (A)(B)	1,000,000	937,554
PTCM Re-REMIC Trust, Ser FRR2, Cl B114
1.669%, 06/25/53 (A)(B)	2,300,000	2,009,276
RFM Reremic Trust, Ser 2024-FRR2, Cl A123
2.015%, 02/27/54 (A)(B)	2,800,000	2,323,264
SBAP, Ser 2007-20C, Cl 1
5.230%, 03/01/27	237	236

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	$915,000	$790,754
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	4,647,000	4,030,338
SHOPS Commercial Mortgage Trust, Ser CSTL, Cl A
4.811%, 05/05/39 (A)(B)	1,000,000	982,085
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	2,191,031
SLG Office Trust, Ser OMA, Cl A
4.965%, 04/15/41 (A)(B)	6,060,000	5,992,396
SLG Office Trust, Ser OMA, Cl C
5.452%, 04/15/41 (A)(B)	4,870,000	4,825,972
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.048%, TSFR1M + 1.371%, 11/15/36 (A)(B)	1,000,000	999,033
TCO Commercial Mortgage Trust, Ser DPM, Cl A
4.919%, TSFR1M + 1.243%, 12/15/39 (A)(B)	510,000	510,319
Vendee Mortgage Trust, Ser 2011-2, Cl DZ
3.750%, 10/15/41	1,073,301	984,384
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	2,855,417	2,588,560
Verus Securitization Trust, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,348,718
Verus Securitization Trust, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	985,655
Verus Securitization Trust, Ser 2021-5, Cl A2
1.218%, 09/25/66 (A)(B)	1,579,082	1,356,266
Verus Securitization Trust, Ser 2021-5, Cl A3
1.373%, 09/25/66 (A)(B)	1,567,385	1,349,565
Verus Securitization Trust, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,514,837
Verus Securitization Trust, Ser 2024-3, Cl A2
6.642%, 04/25/69 (B)(C)	1,346,544	1,352,548
Verus Securitization Trust, Ser 2024-9, Cl M1
6.198%, 11/25/69 (A)(B)	1,820,000	1,824,505
MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
Verus Securitization Trust, Ser 2025-1, Cl A2
5.773%, 01/25/70 (B)(C)	$1,547,532	$1,548,067
Verus Securitization Trust, Ser 2025-1, Cl A3
5.976%, 01/25/70 (B)(C)	1,378,270	1,380,284
Verus Securitization Trust, Ser 2025-2, Cl A3
5.662%, 03/25/70 (B)(C)	2,357,817	2,353,207
Verus Securitization Trust, Ser 2025-3, Cl A1
5.623%, 05/25/70 (B)(C)	925,871	928,651
Verus Securitization Trust, Ser 2025-8, Cl A1
4.869%, 09/25/70 (A)(B)	798,151	790,174
Verus Securitization Trust, Ser 2026-1, Cl A3
5.218%, 01/25/71 (B)(C)	3,066,210	3,039,683
Verus SecuritizationTrust, Ser 2026-4, Cl A3
5.476%, 04/25/71 (B)(C)	4,157,476	4,123,076
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/40 (A)(B)	500,000	500,603
Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl C
3.561%, 08/15/52	1,100,000	947,708
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (A)	420,000	392,351
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,800,000	1,824,426
Wells Fargo Commercial Mortgage Trust, Ser 5C10, Cl C
6.435%, 06/15/59 (A)	2,750,000	2,722,798
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.219%, TSFR1M + 1.542%, 08/15/42 (A)(B)	500,000	500,625
Wells Fargo Commercial Mortgage Trust, Ser C66, Cl C
6.251%, 04/15/59 (A)	765,000	745,826

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
WHARF Commercial Mortgage Trust, Ser DC, Cl D
6.612%, 07/15/40 (A)(B)	$1,000,000	$1,006,535
		283,221,901
Total Mortgage-Backed Securities
(Cost $756,394,272)		729,959,336

CORPORATE OBLIGATIONS — 27.6%

COMMUNICATION SERVICES — 2.1%
Alphabet
5.650%, 02/15/56	$2,330,000	$2,151,903
5.350%, 11/15/45	2,900,000	2,649,837
1.100%, 08/15/30	5,000,000	4,338,105
AT&T
6.200%, 10/30/56	1,651,000	1,522,204
4.350%, 06/15/45	3,065,000	2,327,871
3.550%, 09/15/55	1,238,000	739,842
CCO Holdings
4.500%, 05/01/32	975,000	840,855
Charter Communications Operating
6.100%, 06/01/29	1,630,000	1,654,263
5.125%, 07/01/49	1,230,000	890,309
4.200%, 03/15/28	630,000	620,244
Comcast
4.650%, 02/15/33	2,500,000	2,385,284
Cox Communications
5.950%, 09/01/54(B)	1,390,000	1,104,088
1.800%, 10/01/30(B)	650,000	557,380
ELK Grove Village Property
7.500%, 06/15/31(B)	415,000	398,202
Meta Platforms
6.300%, 05/15/56	2,660,000	2,438,966
5.625%, 11/15/55	745,000	622,069
4.450%, 08/15/52	3,050,000	2,172,562
Netflix
5.250%, 08/15/36	1,245,000	1,224,407
Omnicom Group
5.000%, 06/02/33	630,000	607,754
Prosus
4.850%, 07/06/27(B)	500,000	500,008
3.680%, 01/21/30(B)	200,000	189,265
QTS Fayetteville I Dc1-2
5.700%, 04/15/36(B)	4,560,000	4,168,678
Rogers Communications
3.800%, 03/15/32	1,705,000	1,569,296
Space Exploration Technologies
5.650%, 07/15/33(B)	4,749,000	4,549,667
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
Telecom Italia Capital
7.200%, 07/18/36	$175,000	$188,709
Time Warner Cable
6.750%, 06/15/39	800,000	750,839
Venture Global LNG
6.625%, 06/15/36(B)	850,000	833,011
Verizon Communications
5.875%, 11/30/55	1,210,000	1,105,370
4.400%, 11/01/34	3,130,000	2,905,364
3.875%, 03/01/52	3,500,000	2,400,102
3.550%, 03/22/51	895,000	585,653
2.850%, 09/03/41	2,500,000	1,699,791
2.650%, 11/20/40	2,390,000	1,627,002
1.500%, 09/18/30	2,500,000	2,180,261
Vodafone Group
6.100%, 06/18/56	1,120,000	1,040,634
		55,539,795
CONSUMER DISCRETIONARY — 1.1%
Academy
5.875%, 05/15/31(B)	1,008,000	997,008
Alimentation Couche-Tard
3.625%, 05/13/51(B)	5,000,000	3,389,617
Amazon.com
5.800%, 03/13/56	1,687,000	1,546,052
5.650%, 03/13/46	1,620,000	1,515,233
5.100%, 07/09/33	1,880,000	1,858,298
AutoNation
4.450%, 01/15/29	637,000	628,686
Block Financial
5.375%, 09/15/32	820,000	802,644
Carnival
5.750%, 03/15/30(B)	1,571,000	1,573,603
eBay
4.250%, 03/06/29	725,000	715,132
Expedia Group
5.500%, 04/15/36	1,310,000	1,270,690
Ford Motor Credit
7.350%, 11/04/27	525,000	538,676
5.303%, 09/06/29	1,130,000	1,123,012
General Motors
6.250%, 04/15/35	1,070,000	1,101,528
5.625%, 04/15/30	597,000	607,511
Genuine Parts
4.950%, 08/15/29	830,000	823,827
Hasbro
4.650%, 03/12/31	435,000	425,662
MercadoLibre
4.900%, 01/15/33	2,400,000	2,308,872
Nissan Motor Acceptance MTN
5.625%, 09/29/28(B)	917,000	911,547

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
5.550%, 09/13/29(B)	$665,000	$646,723
Panasonic Holdings
5.362%, 07/08/36(B)	595,000	582,028
Polaris
5.600%, 03/01/31	420,000	416,808
PVH
5.500%, 06/13/30	902,000	906,089
QXO Building Products
6.500%, 07/15/31(B)	835,000	837,107
Starbucks
4.450%, 08/15/49	2,500,000	1,972,930
Stellantis Financial Services US
5.400%, 06/15/29(B)	607,000	602,330
4.950%, 09/15/28(B)	1,020,000	1,012,282
Trustees of Dartmouth College
4.273%, 06/01/30	1,000,000	981,454
		30,095,349
CONSUMER STAPLES — 0.6%
Albertsons
5.750%, 03/31/34(B)	956,000	888,869
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	2,020,000	2,002,950
Campbell's
4.550%, 03/21/31	986,000	951,180
Clorox
4.700%, 05/15/31	894,000	878,574
Coca-Cola
1.450%, 06/01/27	25,000	24,434
Conagra Brands
5.400%, 08/01/31	290,000	289,346
JBS
6.250%, 03/01/56	924,000	864,469
Mather Foundation
2.675%, 10/01/31	2,500,000	2,197,660
McCormick
4.150%, 02/15/29	395,000	388,685
PepsiCo
3.900%, 07/18/32	3,000,000	2,867,427
2.875%, 10/15/49	5,000,000	3,117,442
RELX Capital
3.000%, 05/22/30	50,000	46,592
Sysco
2.400%, 02/15/30	2,500,000	2,285,506
		16,803,134
ENERGY — 1.2%
California Resources
7.250%, 01/15/35(B)	700,000	691,765
Cameron LNG
3.701%, 01/15/39(B)	1,995,000	1,650,767
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Cheniere Energy Partners
5.350%, 11/30/36(B)	$1,200,000	$1,167,427
Chevron USA
4.687%, 04/15/30	870,000	868,817
Energy Transfer
6.700%, H15T5Y + 2.219%, 01/15/57(A)	865,000	852,648
6.500%, 02/01/42	835,000	855,483
Helmerich & Payne
5.500%, 12/01/34	620,000	599,111
Hess Midstream Operations
5.875%, 03/01/28(B)	1,690,000	1,698,381
Kinder Morgan
6.150%, 08/01/56	2,310,000	2,241,317
Kinder Morgan Energy Partners
5.500%, 03/01/44	370,000	339,015
Kinetik Holdings
6.625%, 12/15/28(B)	610,000	619,727
MPLX
5.500%, 02/15/49	2,350,000	2,079,159
ONEOK
6.250%, 10/15/55	615,000	587,387
5.400%, 10/15/35	2,630,000	2,575,067
Patterson-UTI Energy
7.150%, 10/01/33	1,525,000	1,618,900
PBF Holding
7.250%, 06/01/34(B)	645,000	654,930
SM Energy
6.625%, 04/15/34(B)	880,000	874,569
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,235,325	1,801,354
Targa Resources
6.050%, 05/15/56	302,000	283,560
Topaz Solar Farms
5.750%, 09/30/39(B)	6,416,854	6,356,664
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,277,752
Western Midstream Operating
5.700%, 07/01/36	775,000	763,177
		30,456,977
FINANCIALS — 14.7%
African Development Bank
5.750%, H15T5Y + 1.575%(A)(D)	5,000,000	4,884,244
4.125%, 02/25/27	7,420,000	7,417,852
3.500%, 09/18/29	1,000,000	973,762
Ally Financial
5.548%, SOFR + 1.780%, 07/31/33(A)	1,272,000	1,251,186

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
American Express
4.456%, SOFR + 0.867%, 02/10/32(A)	$798,000	$778,998
3.550%, H15T5Y + 2.854%(A)(D)	675,000	673,310
American Honda Finance
5.250%, 07/08/33	1,100,000	1,081,966
American National Global Funding MTN
5.250%, 06/03/30(B)	575,000	570,230
American National Group
6.000%, 07/15/35	2,715,000	2,648,555
Andina de Fomento MTN
4.251%, 02/03/31	2,400,000	2,311,061
Anglo American Capital
5.750%, 04/05/34(B)	1,765,000	1,788,963
3.875%, 03/16/29(B)	420,000	410,413
2.625%, 09/10/30(B)	500,000	455,526
Antares Holdings
6.625%, 06/10/31(B)	550,000	547,145
6.350%, 10/23/29(B)	720,000	717,757
Apollo Debt Solutions BDC
5.875%, 08/30/30	349,000	342,576
Apollo Global Management
5.700%, 03/30/36	1,060,000	1,045,890
Arab Energy Fund
5.428%, 05/02/29	2,750,000	2,787,418
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,500,000	1,520,410
Ares Capital
7.000%, 01/15/27	487,000	491,766
5.550%, 01/15/30	575,000	568,595
2.875%, 06/15/28	1,320,000	1,266,340
Ares Strategic Income Fund
5.700%, 03/15/28	570,000	569,914
Arthur J Gallagher
6.500%, 02/15/34	1,510,000	1,599,457
Asian Infrastructure Investment Bank
4.500%, 01/16/30	1,200,000	1,203,572
4.251%, SOFRINDX + 0.620%, 08/16/27(A)	1,000,000	1,004,492
Athene Global Funding
5.380%, 01/07/30(B)	810,000	806,902
5.133%, 06/01/29(B)	898,000	896,264
4.830%, 05/09/28(B)	300,000	299,073
Atlas Warehouse Lending
6.250%, 01/15/30(B)	445,000	454,911
4.950%, 11/15/30(B)	625,000	609,926
Avilease Capital MTN
5.500%, 06/30/31(B)	1,770,000	1,759,321
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Avolon Holdings Funding
4.950%, 10/15/32(B)	$837,000	$806,399
Bacardi-Martini BV
5.550%, 02/01/30(B)	1,080,000	1,091,016
Bain Capital Specialty Finance
5.950%, 03/01/31(E)	548,000	525,207
5.950%, 03/15/30(E)	350,000	338,731
Banco Bilbao Vizcaya Argentaria
4.968%, 05/08/31	600,000	592,875
Bank of America
5.518%, SOFR + 1.738%, 10/25/35(A)	2,055,000	2,032,027
4.477%, SOFR + 0.870%, 04/23/30(A)	2,242,000	2,216,272
4.456%, SOFR + 0.870%, 02/06/32(A)	1,190,000	1,156,409
4.330%, TSFR3M + 1.782%, 03/15/50(A)	1,430,000	1,126,195
4.083%, TSFR3M + 3.412%, 03/20/51(A)	1,702,000	1,279,275
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	2,700,000	1,901,489
Bank of New York Mellon
3.750%, H15T5Y + 2.630%(A)(D)	2,590,000	2,572,309
Barclays
5.690%, SOFR + 1.740%, 03/12/30(A)	1,240,000	1,259,593
5.674%, SOFR + 1.490%, 03/12/28(A)	3,130,000	3,148,182
4.911%, SOFR + 0.906%, 06/26/30(A)	1,296,000	1,288,061
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	886,596
Barings BDC
5.200%, 09/15/28	630,000	620,325
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico MTN
5.400%, 06/03/31(B)	1,240,000	1,231,072
BGC Group
6.150%, 04/02/30	305,000	308,995
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,820,592
Blackstone Reg Finance
4.950%, 02/15/36	750,000	714,142
Blackstone Secured Lending Fund
5.900%, 05/21/31	239,000	232,117
Blue Owl Capital
6.300%, 08/15/31	415,000	409,065
2.875%, 06/11/28	2,700,000	2,562,046

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Blue Owl Credit Income
7.750%, 01/15/29	$2,670,000	$2,747,098
6.600%, 09/15/29	555,000	556,417
6.550%, 10/15/31(B)	423,000	416,989
Blue Owl Technology Finance
6.500%, 10/15/29	327,000	322,710
Blue Owl Technology Finance II
6.750%, 04/04/29(E)	585,000	583,758
BNP Paribas
5.283%, SOFR + 1.280%, 11/19/30(A)(B)	675,000	677,392
5.176%, SOFR + 1.520%, 01/09/30(A)(B)	1,465,000	1,473,413
BPCE
2.045%, SOFR + 1.087%, 10/19/27(A)(B)	1,500,000	1,491,845
Bush Foundation
2.754%, 10/01/50	1,000,000	584,102
CaixaBank MTN
4.818%, SOFR + 1.210%, 04/22/32(A)(B)	883,000	865,639
Canadian Imperial Bank of Commerce
5.051%, SOFRINDX + 1.010%, 06/16/32(A)	910,000	902,598
Cantor Fitzgerald
7.200%, 12/12/28(B)	750,000	776,096
Capital Impact Partners
5.999%, 08/01/35	2,500,000	2,542,531
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/31(A)	775,000	841,538
6.377%, SOFR + 2.860%, 06/08/34(A)	1,115,000	1,161,563
5.268%, SOFR + 2.370%, 05/10/33(A)	1,320,000	1,307,918
4.927%, SOFR + 2.057%, 05/10/28(A)	675,000	676,147
Carlyle Secured Lending
5.750%, 02/15/31	510,000	481,789
CGI
4.950%, 03/14/30	1,270,000	1,254,633
Citibank
4.876%, SOFR + 0.712%, 11/19/27(A)	1,250,000	1,252,024
Citigroup
8.125%, 07/15/39	785,000	957,576
4.643%, SOFR + 1.143%, 05/07/28(A)	2,085,000	2,085,088
Citigroup Global Markets Holdings
0.000%, 01/03/30(A)(B)(F)	2,500,000	2,500,000
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Citizens Bank
4.575%, SOFR + 2.000%, 08/09/28(A)	$940,000	$938,811
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	996,145
Clearway Energy Operating
5.750%, 01/15/34(B)	1,000,000	964,393
CNH Industrial Capital
4.950%, 06/25/31	2,330,000	2,300,091
4.500%, 10/16/30	524,000	511,337
CNO Global Funding MTN
5.200%, 06/11/31(B)	1,290,000	1,278,525
4.375%, 09/08/28(B)	658,000	649,657
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,997,213
Continental Resources
2.875%, 04/01/32(B)	1,350,000	1,179,356
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	765,000	773,790
6.375%, H15T5Y + 2.646%, 09/15/54(A)	2,045,000	2,006,715
Credit Agricole
4.656%, SOFR + 1.170%, 01/12/32(A)(B)	1,304,000	1,270,791
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	1,500,000	1,458,689
Crescent Energy Finance
8.375%, 01/15/34(B)	760,000	784,169
7.625%, 04/01/32(B)	400,000	404,370
Danske Bank MTN
4.999%, H15T1Y + 0.980%, 03/27/32(A)(B)	1,615,000	1,596,980
Deutsche Bank NY
5.297%, SOFR + 1.720%, 05/09/31(A)	1,270,000	1,269,340
4.950%, SOFR + 1.300%, 08/04/31(A)	665,000	655,994
DNB Bank
4.832%, SOFR + 1.130%, 03/30/32(A)(B)	1,650,000	1,625,638
Element Fleet Management
4.641%, 11/24/30(B)	1,135,000	1,110,299
ERAC USA Finance
5.250%, 04/30/36(B)	615,000	600,137
European Investment Bank
3.750%, 02/14/33	2,500,000	2,382,017
2.375%, 05/24/27	2,500,000	2,463,095

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
0.875%, 05/17/30	$3,500,000	$3,071,450
0.625%, 10/21/27	5,000,000	4,785,554
Experian Finance US
5.350%, 08/24/36(B)	965,000	935,335
F&G Global Funding
4.650%, 09/08/28(B)	210,000	207,334
4.500%, 01/09/29(B)	1,116,000	1,096,127
Fairfax Financial Holdings
6.200%, 06/08/56(B)	1,635,000	1,542,986
Fifth Third Bank
4.967%, SOFR + 0.810%, 01/28/28(A)	430,000	430,736
First-Citizens Bank & Trust
5.097%, SOFR + 1.146%, 07/13/29(A)	1,583,000	1,578,313
Ford Foundation
2.815%, 06/01/70	8,640,000	4,563,663
2.415%, 06/01/50	2,500,000	1,393,444
Fortitude Global Funding
4.625%, 10/06/28(B)	640,000	632,654
Foundry JV Holdco
6.200%, 01/25/37(B)	2,375,000	2,428,918
Freedom Mortgage Holdings
8.000%, 02/01/32(B)	1,625,000	1,613,447
FS KKR Capital
7.500%, 08/01/31	676,000	676,168
GA Global Funding Trust
5.500%, 04/01/32(B)	608,000	598,358
Glencore Funding
6.375%, 10/06/30(B)	390,000	407,519
5.893%, 04/04/54(B)	2,270,000	2,140,552
5.508%, 04/01/36(B)	595,000	585,101
5.186%, 04/01/30(B)	505,000	505,952
Global Payments
4.875%, 11/15/30	1,010,000	981,459
Goldman Sachs Group, Strike Price Fixed
6.215%, SOFR + 1.820%, 07/21/57(A)	1,162,000	1,147,107
5.094%, SOFR + 1.340%, 04/20/34(A)	1,235,000	1,206,728
4.148%, SOFR + 0.710%, 01/21/29(A)	1,970,000	1,950,829
4.017%, TSFR3M + 1.635%, 10/31/38(A)	2,310,000	1,967,156
Golub Capital BDC
7.050%, 12/05/28	82,000	84,051
6.000%, 07/15/29	542,000	542,182
2.500%, 08/24/26	3,530,000	3,524,460
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Golub Capital Private Credit Fund
5.450%, 08/15/28	$195,000	$193,511
HA Sustainable Infrastructure Capital
7.125%, H15T5Y + 3.478%, 11/15/56(A)	875,000	881,708
6.375%, 07/01/34	2,500,000	2,503,538
5.950%, 07/15/33(B)	2,275,000	2,248,561
HAT Holdings I
3.750%, 09/15/30(B)(E)	1,000,000	926,781
Hercules Capital
6.300%, 07/24/31	135,000	133,106
5.350%, 02/10/29	569,000	561,049
HPS Corporate Lending Fund
5.450%, 01/14/28	857,000	853,920
5.450%, 11/15/30	60,000	57,507
HSBC Holdings
5.130%, SOFR + 1.040%, 11/19/28(A)	505,000	507,084
4.711%, SOFR + 0.940%, 05/12/30(A)	1,375,000	1,362,570
4.675%, SOFR + 1.210%, 03/10/32(A)	1,036,000	1,010,182
Huntington Bancshares
5.272%, SOFR + 1.276%, 01/15/31(A)	285,000	285,924
Hybar
7.375%, 07/01/34(B)	695,000	697,601
Hyundai Capital America
6.100%, 09/21/28(B)	1,005,000	1,027,799
5.150%, 03/27/30(B)	985,000	983,089
5.000%, 04/07/31(B)	387,000	382,374
4.750%, 06/18/29(B)	931,000	924,004
ING Bank
4.711%, 07/07/31(B)	1,400,000	1,381,455
Inter-American Development Bank
3.942%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,501,684
3.931%, SOFRINDX + 0.300%, 02/15/29(A)	2,500,000	2,503,350
3.500%, 04/12/33	2,500,000	2,340,203
1.125%, 01/13/31	2,500,000	2,166,278
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,487,696
International Bank for Reconstruction & Development
2.410%, 11/02/29(C)	4,000,000	3,900,706
1.745%, 07/31/33(C)	2,500,000	2,524,438
1.123%, 12/12/26(C)	3,500,000	3,465,910
0.750%, 08/26/30	2,500,000	2,161,239

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
0.000%, 03/31/27(G)	$2,500,000	$2,429,536
0.000%, 03/31/28(A)(F)	1,000,000	991,230
International Development Association
4.500%, 02/12/35(B)	1,425,000	1,400,181
4.375%, 11/27/29(B)	2,125,000	2,121,544
Intesa Sanpaolo MTN
5.200%, H15T1Y + 0.950%, 06/29/32(A)(B)	1,459,000	1,440,547
Jackson National Life Global Funding
4.700%, 06/05/28(B)	946,000	940,981
4.550%, 09/09/30(B)	345,000	335,376
Jefferies Financial Group
5.125%, 04/28/31	1,090,000	1,065,506
JPMorgan Chase
7.625%, 10/15/26	75,000	75,508
5.803%, H15T5Y + 1.250%, 07/23/41(A)	290,000	286,565
5.294%, SOFR + 1.460%, 07/22/35(A)	1,205,000	1,194,756
5.148%, SOFR + 1.260%, 04/23/37(A)	803,000	776,652
4.032%, TSFR3M + 1.722%, 07/24/48(A)	830,000	633,072
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,360,546
2.956%, TSFR3M + 2.515%, 05/13/31(A)	975,000	903,870
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	663,822
KEB Hana Bank MTN
4.270%, SOFR + 0.600%, 10/21/28(A)(B) (E)	1,425,000	1,429,603
Kreditanstalt fuer Wiederaufbau
4.375%, 02/28/34	2,500,000	2,457,498
1.750%, 09/14/29	2,500,000	2,310,388
Lincoln Financial Global Funding
4.950%, 05/21/31(B)	503,000	495,248
Lincoln National
5.350%, 11/15/35	2,200,000	2,125,198
Lloyds Banking Group
4.241%, H15T1Y + 0.600%, 02/10/30(A)	429,000	421,535
Low Income Investment Fund
3.711%, 07/01/29	2,500,000	2,396,940
LPL Holdings
5.150%, 06/15/30	585,000	581,983
LYB International Finance III
3.375%, 10/01/40	1,255,000	902,491
2.250%, 10/01/30	100,000	89,010
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
M&T Bank MTN
5.385%, SOFR + 1.610%, 01/16/36(A)	$2,050,000	$2,007,704
4.833%, SOFR + 0.930%, 01/16/29(A)	2,500,000	2,501,478
Macquarie Airfinance Holdings
5.200%, 03/27/28(B)	600,000	600,658
Main Street Capital
6.500%, 06/04/27	815,000	823,511
Manulife Financial
4.986%, 12/11/35	835,000	804,582
Marex Group
6.404%, 11/04/29	542,000	553,138
5.829%, 05/08/28	374,000	375,858
Markel Group
6.000%, 05/16/54	1,080,000	1,030,527
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	447,599
Massachusetts Mutual Life Insurance
5.950%, 06/01/56(B)	1,805,000	1,695,148
Mastercard
4.600%, 06/08/31	1,601,000	1,581,463
1.900%, 03/15/31	2,500,000	2,202,693
Mercury General
6.250%, 06/15/36	460,000	456,451
Methanex US Operations
6.250%, 03/15/32(B)	640,000	646,298
Metropolitan Life Global Funding I
4.400%, 06/30/27(B)	2,500,000	2,502,329
Mitsubishi HC Finance America
5.150%, 10/24/29(B)	1,105,000	1,108,496
Mitsubishi UFJ Financial Group
5.190%, H15T1Y + 0.820%, 07/23/32(A)	764,000	761,677
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/29(A)	1,000,000	1,018,438
5.748%, H15T1Y + 1.900%, 07/06/34(A)	1,650,000	1,680,481
4.782%, H15T1Y + 0.680%, 07/13/30(A)	2,347,000	2,331,454
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/35(A)	1,585,000	1,580,047
5.230%, SOFR + 1.108%, 01/15/31(A)	850,000	853,383
4.809%, SOFRINDX + 1.180%, 04/16/32(A)	23,000	22,530

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
4.493%, SOFR + 0.950%, 01/16/32(A)	$947,000	$918,260
4.431%, TSFR3M + 1.890%, 01/23/30(A)	475,000	469,802
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	1,610,000	1,183,390
2.239%, SOFR + 1.178%, 07/21/32(A)	1,700,000	1,476,759
Morgan Stanley Private Bank
4.465%, SOFR + 1.020%, 11/19/31(A)	1,660,000	1,613,679
MSD Investment
6.375%, 06/12/29(B)	144,000	143,621
6.250%, 05/31/30	270,000	264,895
6.125%, 02/05/31(B)	193,000	186,287
National Bank of Canada
4.500%, 10/10/29	935,000	925,639
National Community Renaissance of California
3.270%, 12/01/32	1,000,000	864,064
NatWest Group
5.808%, H15T1Y + 1.950%, 09/13/29(A)	3,355,000	3,419,983
5.778%, H15T1Y + 1.500%, 03/01/35(A)	1,910,000	1,942,981
4.983%, H15T1Y + 0.800%, 06/18/32(A)	880,000	869,354
NHP Foundation
6.000%, 12/01/33	1,000,000	1,013,100
NLG Global Funding
5.400%, 01/23/30(B)	310,000	312,622
4.350%, 09/15/30(B)	995,000	966,075
Norinchukin Bank
5.356%, 03/10/36(B)	388,000	376,401
North Haven Private Income Fund
5.125%, 09/25/28(B)	335,000	326,742
NTT Finance
4.741%, 03/31/28(B)	729,000	728,114
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,480,000	1,552,155
Oberlin College
2.874%, 10/01/51	1,000,000	593,202
Old Republic International
5.700%, 06/01/36	813,000	797,393
OMERS Finance Trust
4.000%, 04/19/52	500,000	375,305
OneMain Financial Issuance Trust
6.625%, 05/15/29	290,000	293,565
PacifiCorp
4.250%, 03/15/29	825,000	811,167
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Pinnacle Financial Partners
5.596%, SOFR + 1.700%, 05/19/32(A)	$976,000	$966,316
Preservation of Affordable Housing
5.435%, 06/01/36	1,000,000	939,764
Prologis Targeted US Logistics Fund
4.625%, 03/15/33‡(B)	1,380,000	1,316,471
Prudential Financial
5.125%, H15T5Y + 3.162%, 03/01/52(A)	3,250,000	3,157,765
4.350%, 02/25/50	1,573,000	1,223,486
3.935%, 12/07/49	1,051,000	760,438
RGA Global Funding
5.100%, 05/26/31(B)	1,135,000	1,130,492
Rockefeller Foundation
2.492%, 10/01/50	2,000,000	1,148,471
Rocket
6.500%, 08/01/29(B)	443,000	448,876
6.125%, 08/01/31(B)	1,125,000	1,130,147
Royal Bank of Canada MTN
4.498%, SOFR + 0.890%, 08/06/29(A)	2,070,000	2,059,315
RWE Finance US
6.250%, 04/16/54(B)	2,000,000	1,933,938
5.875%, 04/16/34(B)	1,000,000	1,009,903
5.125%, 09/18/35(B)	1,075,000	1,024,371
Salvation Army
4.528%, 09/01/48	1,500,000	1,251,330
Sammons Financial Group Global Funding
4.950%, 06/12/30(B)	1,370,000	1,351,736
Santander Holdings USA
5.701%, SOFR + 1.596%, 06/05/37(A)	950,000	923,741
5.353%, SOFR + 1.940%, 09/06/30(A)	2,125,000	2,136,044
Santander UK Group Holdings
5.136%, SOFRINDX + 1.578%, 09/22/36(A)	570,000	542,337
SBL Holdings
7.200%, 10/30/34(B)(E)	835,000	767,729
5.900%, 09/26/28(B)(E)	175,000	170,931
Shell Finance US
4.550%, 08/12/43	2,650,000	2,250,753
SiriusPoint
7.000%, 04/05/29	569,000	590,249
Sitios Latinoamerica
6.000%, 11/25/29(B)	655,000	665,153

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Sixth Street Lending Partners
6.500%, 03/11/29	$414,000	$420,352
Societe Generale
5.512%, SOFR + 1.650%, 05/22/31(A)(B)	617,000	619,786
5.250%, 02/19/27(B)	200,000	200,873
SoftBank
4.699%, 07/09/30(B)	612,000	598,739
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/37(A)(B)	662,000	634,218
Sopaipilla Investor
7.534%, 11/30/48(B)	1,284,000	1,325,666
Standard Chartered MTN
4.529%, H15T1Y + 0.950%, 06/05/32(A)(B) (E)	2,270,000	2,199,083
Starwood Property Trust
7.250%, 04/01/29‡(B)	750,000	772,447
6.500%, 10/15/30‡(B)	263,000	266,612
5.875%, 08/15/29‡(B)	1,540,000	1,542,513
5.250%, 10/15/28‡(B)	720,000	713,585
State Street
4.558%, SOFR + 0.914%, 04/23/32(A)	1,072,000	1,048,682
Sumisho Air Lease
4.500%, 03/24/29(B)	1,931,000	1,906,550
Sumitomo Mitsui Financial Group
4.934%, SOFR + 1.050%, 07/07/32(A)	1,763,000	1,739,223
Sumitomo Mitsui Trust Bank MTN
2.800%, 03/10/27(B)	2,500,000	2,478,300
Synchrony Financial
6.276%, SOFR + 2.029%, 07/31/37(A)	290,000	289,240
5.935%, SOFRINDX + 2.130%, 08/02/30(A)	540,000	547,660
5.450%, SOFR + 1.680%, 03/06/31(A)	360,000	358,344
4.947%, SOFR + 1.530%, 02/25/32(A)	230,000	222,390
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	4,125,000	4,118,232
4.866%, 04/22/33	638,000	622,019
4.847%, 07/27/29	1,360,000	1,359,925
4.568%, 12/17/26	9,100,000	9,113,281
Trinity Capital
7.000%, 05/21/31	218,000	218,608
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	$2,735,000	$2,697,194
4.420%, SOFR + 0.770%, 07/24/28(A)	1,250,000	1,246,778
Truist Financial
4.957%, SOFR + 0.875%, 07/23/30(A)	595,000	593,641
Turkcell Iletisim Hizmetleri
7.650%, 01/24/32(B)(E)	1,025,000	1,050,662
UBS Group MTN
4.844%, SOFR + 1.290%, 11/06/33(A)(B)	840,000	813,270
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/34(A)(B)	2,400,000	2,505,985
Unum Group
6.750%, 12/15/28	465,000	480,019
US Bancorp
5.300%, TSFR3M + 3.176%(A)(D)	1,860,000	1,855,350
4.839%, SOFR + 1.600%, 02/01/34(A)	1,438,000	1,394,209
US Bank
4.507%, SOFR + 0.690%, 10/22/27(A)	1,155,000	1,154,993
USAA Capital
2.125%, 05/01/30(B)	5,000,000	4,529,668
Vmed O2 UK Financing I
6.750%, 01/15/33(B)	1,960,000	1,568,748
Wells Fargo
4.844%, SOFR + 0.970%, 05/20/32(A)	2,441,000	2,404,908
4.182%, SOFR + 0.740%, 01/23/30(A)	1,295,000	1,273,384
Western Union
4.750%, 06/15/29	645,000	638,116
Western-Southern Global Funding
4.700%, 12/10/32(B)	1,445,000	1,391,639
WK Kellogg Foundation Trust
2.443%, 10/01/50(B)(E)	2,500,000	1,425,109
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,446,306	2,380,116
WLB Asset VI Pte
7.250%, 12/21/27(B)	1,481,832	1,506,311
WLB Asset VII Pte
5.880%, 07/30/29(B)	462,500	461,610
ZF North America Capital
7.500%, 03/24/31(B)	985,000	991,007
		385,522,936

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — 0.1%
Cardinal Health
5.000%, 11/15/29	$1,550,000	$1,555,149
Cigna Group
7.875%, 05/15/27	651,000	665,821
		2,220,970
INDUSTRIALS — 0.9%
AerCap Ireland Capital DAC
4.125%, 02/28/29	1,250,000	1,226,579
3.300%, 01/30/32	1,855,000	1,678,222
3.000%, 10/29/28	225,000	216,294
Automatic Data Processing
5.000%, 05/07/36	473,000	459,900
Aviation Capital Group
5.125%, 04/10/30(B)	620,000	615,940
4.250%, 04/30/29(B)	263,000	257,635
Beacon Point DC
6.129%, 11/30/42(B)	457,000	437,306
Equifax
5.650%, 08/15/33	330,000	329,936
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,211,556
Fedex Freight Holding
4.650%, 03/15/31(B)	940,000	913,834
GE Vernova
5.500%, 02/04/56	760,000	700,852
Georgia-Pacific
4.900%, 05/15/33(B)	1,017,000	996,844
Mileage Plan IP
5.021%, 10/20/29(B)	1,871,000	1,843,634
Mobility Global
5.450%, 06/15/31(B)	2,200,000	2,200,189
Nature Conservancy
3.957%, 03/01/52	2,485,000	1,867,031
Norfolk Southern
2.300%, 05/15/31	3,500,000	3,105,813
Republic Services
4.750%, 07/15/31	1,057,000	1,048,361
Southwest Airlines
4.375%, 11/15/28	483,000	477,196
Union Pacific Railroad Pass Through Trust
6.176%, 01/02/31	4,846	4,962
5.082%, 01/02/29	8,314	8,343
United Airlines Holdings
4.875%, 03/01/29	1,455,000	1,432,861
Xylem
5.450%, 06/01/36	1,250,000	1,247,341
		22,280,629
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — 1.1%
Accenture Capital
5.600%, 07/10/36	$1,843,000	$1,826,043
Apple
3.000%, 06/20/27	3,227,000	3,194,019
Arrow Electronics
5.150%, 08/21/29	845,000	847,104
Gartner
5.600%, 11/20/35	1,553,000	1,457,549
Intel
6.125%, 05/15/56	652,000	610,740
Intuit
5.500%, 06/15/36	1,655,000	1,616,273
Jabil
4.200%, 02/01/29	498,000	488,641
Kyndryl Holdings
6.350%, 02/20/34(E)	1,500,000	1,414,529
3.150%, 10/15/31	1,725,000	1,437,075
Microchip Technology
5.050%, 02/15/30	610,000	606,668
NVIDIA
5.625%, 06/15/56	1,980,000	1,787,670
NXP BV
4.300%, 08/19/28	625,000	618,667
Oracle
6.700%, 02/04/56	2,235,000	1,967,326
5.950%, 09/26/55	1,443,000	1,142,337
5.375%, 09/27/54	3,005,000	2,191,049
3.900%, 05/15/35	2,445,000	1,998,426
3.600%, 04/01/40	495,000	342,449
Roper Technologies
4.250%, 09/15/28	325,000	321,710
Salesforce
6.550%, 03/15/56	2,135,000	2,039,657
5.550%, 03/15/36	1,126,000	1,094,280
2.900%, 07/15/51	2,134,000	1,170,347
TD SYNNEX
4.300%, 01/17/29	625,000	614,068
VMware
1.400%, 08/15/26	525,000	524,384
		29,311,011
MATERIALS — 0.7%
Air Products and Chemicals
4.800%, 03/03/33	1,500,000	1,484,396
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)(E)	1,030,000	1,059,300
Dow Chemical
5.600%, 02/15/54	250,000	214,037
5.150%, 02/15/34	4,000,000	3,870,392
Eastman Chemical
4.500%, 02/20/31	1,510,000	1,465,603

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	$2,500,000	$2,524,238
Freeport-McMoRan
5.250%, 09/01/29	1,532,000	1,537,576
Mosaic
4.350%, 01/15/29	381,000	376,187
Nutrien
4.850%, 05/29/31	795,000	787,837
Smurfit Kappa Treasury ULC
5.438%, 04/03/34	2,250,000	2,244,675
Southern Copper
5.350%, 06/24/36	1,340,000	1,300,363
Westlake
6.375%, 11/15/55	850,000	800,956
		17,665,560
REAL ESTATE — 0.6%
Community Preservation
2.867%, 02/01/30	2,400,000	2,209,748
Cousins Properties
4.875%, 03/01/33‡	390,000	373,148
EPR Properties
4.750%, 11/15/30‡	959,000	931,953
Equinix
5.800%, 08/15/36‡	1,620,000	1,600,094
ERP Operating
4.150%, 12/01/28‡	3,672,000	3,628,236
Extra Space Storage
5.700%, 04/01/28‡	250,000	253,496
Host Hotels & Resorts
5.700%, 07/01/34‡	1,525,000	1,521,109
4.250%, 12/15/28‡	255,000	251,057
Invitation Homes Operating Partnership
4.950%, 02/01/32‡	760,000	747,413
Iron Mountain
6.250%, 01/15/35‡(B)	1,280,000	1,263,365
Mid-America Apartments
4.650%, 01/15/33‡	972,000	938,711
Omega Healthcare Investors
5.200%, 07/01/30‡	900,000	894,007
Realty Income
4.750%, 04/15/33‡	365,000	354,175
Welltower OP
2.700%, 02/15/27‡	920,000	912,331
		15,878,843
UTILITIES — 4.5%
Abu Dhabi National Energy PJSC
5.125%, 08/03/31(B)	1,000,000	995,125
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Alabama Power
3.700%, 12/01/47	$1,845,000	$1,321,481
Atmos Energy
4.750%, 01/15/32	2,667,000	2,628,958
Avangrid
3.800%, 06/01/29	2,500,000	2,426,980
California Buyer
6.375%, 02/15/32(B)	2,675,000	2,637,614
CenterPoint Energy Houston Electric
3.350%, 04/01/51	2,600,000	1,721,446
Chpe
5.875%, 06/29/46(B)	2,550,000	2,450,460
5.350%, 06/30/36(B)	3,025,000	2,939,224
5.100%, 06/30/33(B)	1,400,000	1,373,077
Columbia Pipelines Operating
5.507%, 05/15/36(B)	725,000	710,787
Consolidated Edison of New York
4.450%, 03/15/44	965,000	797,136
Continental Wind
6.000%, 02/28/33(B)	1,997,466	2,007,616
ContourGlobal Power Holdings
6.750%, 02/28/30(B)	500,000	508,050
Dominion Energy
2.250%, 08/15/31	4,650,000	4,072,401
Dominion Energy South Carolina
6.250%, 10/15/53	1,170,000	1,191,678
DTE Electric
3.650%, 03/01/52	1,256,000	863,421
Entergy Mississippi
5.800%, 04/15/55	2,125,000	2,008,303
Essential Utilities
4.800%, 08/15/27	570,000	571,079
Georgia Power
3.250%, 03/15/51	3,368,000	2,151,402
Hanwha Futureproof
4.750%, 04/30/28(B)	1,000,000	1,000,240
Interstate Power and Light
4.100%, 09/26/28	790,000	780,432
Liberty Utilities
5.100%, 05/15/31(B)	781,000	770,445
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	2,217,953
MidAmerican Energy
5.850%, 09/15/54	975,000	936,478
5.300%, 02/01/55	1,050,000	930,309
4.250%, 07/15/49	2,055,000	1,594,594
3.950%, 08/01/47	2,500,000	1,861,418
2.700%, 08/01/52	2,588,000	1,483,843

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	$6,720,000	$6,381,988
New York State Electric & Gas
5.850%, 08/15/33(B)	2,500,000	2,562,368
5.300%, 08/15/34(B)	1,000,000	986,065
5.050%, 08/15/35(B)	1,400,000	1,350,547
2.150%, 10/01/31(B)	3,740,000	3,261,763
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(A)	2,345,000	2,376,683
6.200%, H15T5Y + 1.765%, 10/01/56(A)	370,000	361,588
4.685%, 09/01/27	720,000	720,960
4.625%, 07/15/27	100,000	100,131
Niagara Mohawk Power
5.783%, 09/16/52(B)	3,711,000	3,443,472
1.960%, 06/27/30(B)	3,500,000	3,137,290
NRG Energy
7.000%, 03/15/33(B)	3,135,000	3,337,443
NSTAR Electric
4.850%, 03/01/30	370,000	369,502
Oncor Electric Delivery
4.150%, 06/01/32	2,500,000	2,387,839
Pacific Gas and Electric
6.700%, 04/01/53	5,000,000	5,022,760
6.100%, 01/15/29	646,000	662,546
5.600%, 08/15/36	759,000	742,731
5.000%, 06/04/28	315,000	315,651
4.950%, 07/01/50	2,315,000	1,867,669
PECO Energy
4.150%, 10/01/44	1,015,000	803,163
3.000%, 09/15/49	1,810,000	1,122,561
PG&E Recovery Funding
5.536%, 07/15/47	1,250,000	1,181,564
5.529%, 06/01/49	2,500,000	2,375,914
5.231%, 06/01/42	1,000,000	967,550
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,095,201
4.650%, 03/15/33	2,595,000	2,529,367
3.100%, 03/15/32	4,500,000	4,086,828
San Diego Gas & Electric
4.950%, 08/15/28	1,000,000	1,005,254
2.950%, 08/15/51	2,500,000	1,509,047
SCE Recovery Funding
5.112%, 12/15/47	800,000	710,323
Sempra
6.550%, H15T5Y + 2.138%, 04/01/55(A)	2,055,000	2,055,347
CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Solar Star Funding
5.375%, 06/30/35(B)	$889,070	$869,787
3.950%, 06/30/35(B)	768,538	714,316
Southern
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,447,162
Southern California Edison
5.150%, 06/01/29	795,000	798,355
3.650%, 06/01/51	3,000,000	1,969,789
3.450%, 02/01/52	2,530,000	1,583,690
2.750%, 02/01/32	2,500,000	2,207,450
Southern Power
4.800%, 06/15/31	610,000	602,327
Union Electric
3.900%, 04/01/52	2,195,000	1,583,506
Wisconsin Power and Light
3.950%, 09/01/32	2,500,000	2,351,748
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(B)	570,000	597,119
		118,508,314
Total Corporate Obligations
(Cost $751,385,760)		724,283,518

ASSET-BACKED SECURITIES — 10.3%

Automotive — 6.8%
Ally Auto Receivables Trust, Ser 2025-1, Cl A3
3.960%, 03/15/30	$355,000	$353,607
Ally Auto Receivables Trust, Ser 2026-1, Cl A3
3.920%, 10/15/30	305,000	302,240
American Credit Acceptance Receivables Trust, Ser 2023-4, Cl D
7.650%, 09/12/30 (B)	1,155,000	1,176,796
American Credit Acceptance Receivables Trust, Ser 2025-2, Cl C
5.110%, 04/14/31 (B)	525,000	526,438
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	3,980,000	3,961,323
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl C
4.550%, 01/12/33 (B)	1,490,000	1,477,473

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	$2,465,000	$2,439,620
American Credit Acceptance Receivables Trust, Ser 2026-2, Cl C
4.850%, 05/10/32 (B)	765,000	760,429
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/29 (B)	370,000	370,686
AutoNation Finance Trust, Ser 2026-1A, Cl A3
4.030%, 08/12/30 (B)	285,000	282,864
Avis Budget Rental Car Funding AESOP, Ser 2026-1A, Cl A
4.280%, 08/20/30 (B)	425,000	417,221
Avis Budget Rental Car Funding, Ser 2024-1A, Cl A
5.360%, 06/20/30 (B)	1,495,000	1,509,886
Avis Budget Rental Car Funding, Ser 2025-2A, Cl A
5.120%, 08/20/31 (B)	550,000	550,463
BMW Vehicle Lease Trust, Ser 2024-2, Cl A3
4.180%, 10/25/27	354,106	354,123
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/28	285,000	285,270
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/29 (B)	255,000	255,022
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl B
5.370%, 10/16/28	243,198	243,398
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl A3
4.780%, 12/15/28	698,231	699,213
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	7,915,000	7,973,530
Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Cl A3
4.660%, 01/15/29	370,000	370,456
Bridgecrest Lending Auto Securitization Trust, Ser 2026-1, Cl A3
4.040%, 12/17/29	305,000	303,711
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl D
5.190%, 02/17/32	$2,860,000	$2,834,271
Bridgecrest Lending Auto Securitization Trust, Ser 2026-3, Cl C
5.020%, 04/15/32	530,000	529,658
ByzFunder Asset Securitization I, Ser 2026-1, Cl A
6.464%, 06/15/32 (B)	1,035,000	1,029,601
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/29	660,637	663,354
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/29	1,394,482	1,397,078
CarMax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/30	480,000	480,236
CarMax Auto Owner Trust, Ser 2025-4, Cl A3
3.970%, 12/16/30	285,000	282,116
CarMax Auto Owner Trust, Ser 2026-2, Cl A3
4.220%, 06/16/31	395,000	391,430
CarMax Select Receivables Trust, Ser 2025-A, Cl A3
4.770%, 09/17/29	745,000	746,879
CarMax Select Receivables Trust, Ser 2025-B, Cl A3
4.120%, 03/15/30	3,170,000	3,151,912
CarMax Select Receivables Trust, Ser 2026-B, Cl A3
4.640%, 12/16/30	245,000	244,900
Carvana Auto Receivables Trust, Ser 2024-P4, Cl A3
4.640%, 01/10/30	172,029	172,333
Carvana Auto Receivables Trust, Ser 2025-P2, Cl A4
4.750%, 06/10/31	1,005,000	1,001,757
Carvana Auto Receivables Trust, Ser 2025-P3, Cl A3
4.040%, 11/11/30	580,000	576,930
Carvana Auto Receivables Trust, Ser 2026-P2, Cl A3
4.770%, 04/10/31	1,485,000	1,486,884
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	2,505,000	2,513,885
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	2,745,000	2,744,529

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CPS Auto Receivables Trust, Ser 2024-B, Cl D
6.420%, 07/15/30 (B)	$2,965,000	$3,016,602
CPS Auto Receivables Trust, Ser 2026-B, Cl D
5.200%, 07/15/32 (B)	4,430,000	4,357,681
Credit Acceptance Auto Loan Trust, Ser 2024-3A, Cl A
4.680%, 09/15/34 (B)	2,275,000	2,277,854
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/35 (B)	925,000	927,145
Credit Acceptance Auto Loan Trust, Ser 2025-2A, Cl B
4.870%, 01/15/36 (B)	375,000	374,111
Credit Acceptance Auto Loan Trust, Ser 2026-1A, Cl A
4.650%, 04/15/36 (B)	445,000	441,938
Drive Auto Receivables Trust, Ser 2024-2, Cl B
4.520%, 07/16/29	765,000	765,527
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	3,905,000	3,861,635
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	4,006,295	4,020,400
Enterprise Fleet Financing, Ser 2024-3, Cl A4
5.060%, 03/20/31 (B)	840,000	844,859
Enterprise Fleet Financing, Ser 2025-1, Cl A3
4.820%, 02/20/29 (B)	335,000	336,446
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (B)	865,000	862,207
Enterprise Fleet Financing, Ser 2026-2, Cl A2
4.330%, 02/20/29 (B)	415,000	413,970
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	2,075,427	2,095,295
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	4,215,000	4,259,073
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl D
5.920%, 02/15/30	2,850,000	2,881,282
Exeter Automobile Receivables Trust, Ser 2024-4A, Cl C
5.480%, 08/15/30	700,000	704,068
Exeter Automobile Receivables Trust, Ser 2025-2A, Cl A3
4.740%, 01/16/29	486,685	487,098
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2025-4A, Cl A3
4.390%, 09/17/29	$145,000	$145,011
Exeter Automobile Receivables Trust, Ser 2025-5A, Cl D
5.160%, 03/15/32	2,685,000	2,663,951
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl D
5.000%, 05/17/32	2,045,000	2,014,239
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl A3
4.450%, 05/15/30	560,000	559,488
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl D
5.510%, 08/16/32	4,400,000	4,390,061
Exeter Automobile Receivables Trust, Ser 2026-3A, Cl C
4.920%, 10/15/32	525,000	522,752
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	210,000	210,353
Exeter Select Automobile Receivables Trust, Ser 2026-1, Cl A3
4.670%, 06/16/31	200,000	199,705
Ezee Fiber Funding, Ser 2026-1A, Cl A2
5.986%, 08/20/56 (B)	520,000	521,361
First Investors Auto Owner Trust, Ser 2025-1A, Cl C
4.750%, 12/15/31 (B)	725,000	719,685
First Investors Auto Owner Trust, Ser 2026-1A, Cl A3
4.500%, 05/15/31 (B)	865,000	861,355
Flagship Credit Auto Trust, Ser 2021-2, Cl D
1.590%, 06/15/27 (B)	917,567	914,484
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/28	420,000	420,977
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/29	791,205	794,920
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl D
5.950%, 12/17/29 (B)	1,210,000	1,225,283
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl B
5.080%, 01/16/29 (B)	276,106	276,615
GLS Auto Receivables Issuer Trust, Ser 2024-4A, Cl A3
4.750%, 07/17/28 (B)	31,552	31,556

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl D
5.610%, 11/15/30 (B)	$6,100,000	$6,159,378
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl C
5.110%, 01/15/31 (B)	310,000	310,995
GLS Auto Receivables Issuer Trust, Ser 2025-3A, Cl D
5.160%, 06/16/31 (B)	2,020,000	2,002,286
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl A3
4.290%, 07/16/29 (B)	280,000	279,542
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl D
5.130%, 08/15/31 (B)	4,600,000	4,544,204
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl A3
3.970%, 11/15/29 (B)	335,000	333,417
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl D
5.020%, 12/15/31 (B)	4,800,000	4,721,376
GLS Auto Receivables Issuer Trust, Ser 2026-2A, Cl B
4.630%, 09/16/30 (B)	395,000	393,056
GLS Auto Select Receivables Trust, Ser 2024-4A, Cl A2
4.430%, 12/17/29 (B)	160,142	160,117
GLS Auto Select Receivables Trust, Ser 2025-1A, Cl A2
4.710%, 04/15/30 (B)	228,223	228,613
GLS Auto Select Receivables Trust, Ser 2025-3A, Cl A2
4.460%, 10/15/30 (B)	252,739	252,541
GLS Auto Select Receivables Trust, Ser 2025-4A, Cl A2
4.170%, 02/18/31 (B)	246,494	245,633
GLS Auto Select Receivables Trust, Ser 2026-1A, Cl A2
4.050%, 02/17/32 (B)	237,607	236,238
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/28	570,000	570,957
GM Financial Automobile Leasing Trust, Ser 2025-3, Cl A3
4.170%, 08/21/28	810,000	808,844
GM Financial Automobile Leasing Trust, Ser 2026-2, Cl A3
4.300%, 03/20/29	480,000	478,470
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,017,983
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Hertz Vehicle Financing III, Ser 2024-1A, Cl A
5.440%, 01/25/29 (B)	$1,115,000	$1,122,496
Hertz Vehicle Financing, Ser 2022-2A, Cl A
2.330%, 06/26/28 (B)	1,235,000	1,214,779
Honda Auto Receivables Owner Trust, Ser 2026-2, Cl A3
4.300%, 11/15/30	875,000	870,322
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/29	360,000	359,856
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/29 (B)	207,185	207,414
LAD Auto Receivables Trust, Ser 2025-1A, Cl A3
4.690%, 07/16/29 (B)	703,863	704,955
LAD Auto Receivables Trust, Ser 2025-2A, Cl A3
4.250%, 01/15/30 (B)	970,000	968,980
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/30 (B)	290,000	290,632
M&T Bank Auto Receivables Trust, Ser 2026-1A, Cl A3
4.660%, 06/16/31 (B)	720,000	719,794
NextGear Floorplan Master Owner Trust, Ser 2025-2A, Cl A2
4.230%, 10/15/30 (B)	500,000	493,919
NextGear Floorplan Master Owner Trust, Ser 2026-1A, Cl A2
4.070%, 02/15/31 (B)	1,445,000	1,420,795
Nissan Auto Lease Trust, Ser 2024-B, Cl A3
4.920%, 11/15/27	6,680,000	6,698,270
Octane Receivables Trust, Ser 2023-1A, Cl C
6.370%, 09/20/29 (B)	776,608	780,608
Octane Receivables Trust, Ser 2023-2A, Cl C
6.240%, 06/20/31 (B)	3,135,792	3,156,249
Octane Receivables Trust, Ser 2024-2A, Cl D
6.190%, 07/20/32 (B)	1,560,000	1,586,948
Octane Receivables Trust, Ser 2024-3A, Cl D
5.860%, 10/20/31 (B)	1,950,000	1,970,022
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	1,824,000	1,824,000

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Octane Receivables Trust, Ser 2025-1A, Cl A2
4.250%, 02/20/31 (B)	$795,413	$793,840
PenFed Auto Receivables Owner Trust, Ser 2024-A, Cl A3
4.700%, 06/15/29 (B)	206,778	207,215
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl C
5.090%, 05/15/30	2,530,501	2,539,237
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl D
5.970%, 10/15/31	3,200,000	3,241,730
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/29	883	883
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/29	649,411	650,384
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl A3
4.170%, 04/15/30	595,000	593,646
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl D
4.950%, 01/15/32	1,050,000	1,037,278
Santander Drive Auto Receivables Trust, Ser 2026-1, Cl D
4.750%, 04/15/32	1,575,000	1,541,335
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/28 (B)	61,729	61,770
SBNA Auto Receivables Trust, Ser 2024-A, Cl D
6.040%, 04/15/30 (B)	2,155,000	2,177,283
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/30 (B)	202,959	203,195
SFS Auto Receivables Securitization Trust, Ser 2025-2A, Cl A3
4.440%, 12/20/30 (B)	1,000,000	1,000,487
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-BA, Cl A3
4.270%, 01/22/29 (B)	930,000	928,132
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-CA, Cl A3
4.110%, 04/20/29 (B)	$1,645,000	$1,633,412
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A4
5.380%, 02/20/29 (B)	900,000	906,652
Toyota Auto Receivables Owner Trust, Ser 2026-B, Cl A2A
4.040%, 02/15/29	510,000	508,994
Toyota Lease Owner Trust, Ser 2025-B, Cl A3
3.960%, 11/20/28 (B)	680,000	675,047
USB Auto Owner Trust, Ser 2025-1A, Cl A3
4.490%, 06/17/30 (B)	145,000	145,118
Veros Auto Receivables Trust, Ser 2026-1, Cl A
4.530%, 08/15/28 (B)	121,792	121,815
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	1,810,603	1,828,040
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	2,010,000	2,037,961
Westlake Automobile Receivables Trust, Ser 2024-2A, Cl D
5.910%, 04/15/30 (B)	1,005,000	1,016,811
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A3
4.710%, 04/17/28 (B)	272,615	272,835
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A3
4.750%, 08/15/28 (B)	1,310,000	1,312,246
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	3,570,000	3,600,831
Westlake Automobile Receivables Trust, Ser 2025-3A, Cl A3
4.220%, 06/15/29 (B)	430,000	429,421
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl A3
4.010%, 07/16/29 (B)	625,000	622,142

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl D
4.750%, 07/15/31 (B)	$3,100,000	$3,057,092
Wheels Fleet Lease Funding 1, Ser 2024-2A, Cl A1
4.870%, 06/21/39 (B)	254,623	255,555
Wheels Fleet Lease Funding 1, Ser 2024-3A, Cl A1
4.800%, 09/19/39 (B)	468,359	470,069
Wheels Fleet Lease Funding 1, Ser 2025-3A, Cl A1
4.080%, 09/18/40 (B)	535,000	530,657
World Omni Auto Receivables Trust, Ser 2024-C, Cl A3
4.430%, 12/17/29	417,908	418,324
World Omni Auto Receivables Trust, Ser 2025-C, Cl A3
4.080%, 11/15/30	1,060,000	1,055,472
World Omni Select Auto Trust, Ser 2024-A, Cl A3
4.980%, 02/15/30	256,161	256,677
		178,525,784
Credit Card — 0.1%
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/30 (B)	610,000	610,881
Mission Lane Credit Card Master Trust, Ser 2026-A, Cl A
4.950%, 07/15/32 (B)	575,000	569,692
		1,180,573
Other Asset-Backed Securities — 3.4%
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	3,200,000	3,212,094
Affirm Master Trust, Ser 2025-2A, Cl A
4.670%, 07/15/33 (B)	1,120,000	1,121,637
AGL CLO, Ser 2025-11A, Cl CR
5.703%, TSFR3M + 1.950%, 10/15/38 (A)(B)	2,750,000	2,752,607
Applebee's Funding, Ser 2025-1A, Cl A2
6.720%, 06/07/55 (B)	1,895,000	1,885,061
BHG Securitization Trust, Ser 2025-2CON, Cl A
4.840%, 09/17/36 (B)	368,082	364,140
BHG Securitization Trust, Ser 2026-1CON, Cl C
5.680%, 06/17/37 (B)	2,655,000	2,624,443
Bluepeak ABS Issuer, Ser 2025-1A, Cl A2
5.858%, 12/20/55 (B)	1,575,000	1,569,286
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
CBAMR, Ser 2025-11RA, Cl CR
5.529%, TSFR3M + 1.800%, 03/20/38 (A)(B)	$3,410,000	$3,416,670
CIFC Funding, Ser 2025-3A, Cl CR2
5.593%, TSFR3M + 1.800%, 01/16/38 (A)(B)	2,285,000	2,283,412
Compass Datacenters Issuer III, Ser 2025-1A, Cl A3
5.852%, 02/25/50 (B)	460,000	460,276
Compass Datacenters Issuer III, Ser 2026-1A, Cl A21
4.897%, 02/25/56 (B)	2,120,000	2,066,021
Compass Datacenters Issuer III, Ser 2026-1A, Cl A22
5.289%, 02/25/56 (B)	1,170,000	1,145,666
Consolidated Communications, Ser 2025-1A, Cl B
6.506%, 05/20/55 (B)	1,290,000	1,300,565
Crockett Partners Equipment IIA, Ser 2024-1C, Cl A
6.050%, 01/20/31 (B)	423,182	424,003
CyrusOne Data Centers Issuer I, Ser 2025-1A, Cl A2
5.910%, 02/20/50 (B)	650,000	653,576
Foundation Finance Trust, Ser 2025-3A, Cl D
5.710%, 08/15/52 (B)	2,211,811	2,185,043
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.734%, TSFR3M + 2.000%, 04/21/39 (A)(B)	3,115,000	3,083,296
GoodLeap Sustainable Home Solutions Trust, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	1,963,815	1,048,305
GoodLeap Sustainable Home Solutions Trust, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,361,738	1,244,816
GreenSky Home Improvement Issuer Trust, Ser 2024-2, Cl A4
5.150%, 10/27/59 (B)	50,914	51,005
GreenSky Home Improvement Trust, Ser 2024-1, Cl A3
5.550%, 06/25/59 (B)	354,447	358,422
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	1,820,000	1,834,896
Iskandar Enterprise, Ser 2026-1A, Cl A21
5.049%, 04/17/56 (B)	1,140,000	1,115,518

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Jack in the Box Funding, Ser 2026-1A, Cl A2
7.624%, 05/25/56 (B)	$985,000	$980,279
JP Morgan Mortgage Trust, Ser 2026-ACES1, Cl A2
5.161%, 04/25/66 (A)(B)	1,610,000	1,569,975
Lohrasp Enterprise II, Ser 2026-1A, Cl A21
5.512%, 07/17/56 (B)	570,000	568,772
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	9,375,000	9,360,578
MetroNet Infrastructure Issuer, Ser 2026-1A, Cl A2
5.273%, 04/20/56 (B)	1,090,000	1,077,159
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	893,446	581,334
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	432,787	437,061
New Economy Assets, Ser 2021-1, Cl A1
1.910%, 10/20/61 (B)	1,090,000	882,911
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (B)	649,599	645,974
Pagaya Ai Debt Grantor Trust, Ser 2025-6, Cl D
5.268%, 04/15/33 (B)	3,499,677	3,474,193
Pagaya AI Debt Grantor Trust, Ser 2025-R3, Cl D
5.655%, 01/18/33 (B)	4,340,851	4,317,300
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	1,520,750	1,524,368
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	1,229,007	1,229,958
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	2,894,897	2,898,690
PK ALIFT Loan Funding 7, Ser 2025-2, Cl A
4.750%, 03/15/43 (B)	230,707	227,715
Reach Abs Trust, Ser 2026-1A, Cl A
4.320%, 02/15/33 (B)	217,850	217,727
Renew, Ser 2024-2A, Cl A
5.326%, 11/20/60 (B)	880,399	841,484
Republic Finance Issuance Trust, Ser 2024-A, Cl A
5.910%, 08/20/32 (B)	405,000	405,272
ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Robinhood Credit Card Trust, Ser 2026-1A, Cl A
4.800%, 07/21/31 (B)	$150,000	$149,573
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (B)	920,000	907,493
SCF Equipment Trust, Ser 2025-1A, Cl A3
5.110%, 11/21/33 (B)	615,000	618,625
SEB Funding, Ser 2024-1A, Cl A2
7.386%, 04/30/54 (B)	29,759	30,144
SEB Funding, Ser 2026-1A, Cl A2
6.665%, 01/30/56 (B)	1,380,000	1,364,272
Shentel Issuer, Ser 2025-1A, Cl A2
5.640%, 12/20/55 (B)	590,000	590,416
Sierra Timeshare Receivables Funding, Ser 2024-1A, Cl C
5.940%, 01/20/43 (B)	530,889	533,891
Sierra Timeshare Receivables Funding, Ser 2024-2A, Cl A
5.140%, 06/20/41 (B)	454,615	454,646
SMB Private Education Loan Trust, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	83,384	83,156
SMB Private Education Loan Trust, Ser 2023-B, Cl A1A
4.990%, 10/16/56 (B)	1,015,399	1,002,787
SoFi Consumer Loan Program Trust, Ser 2025-2, Cl A
4.820%, 06/25/34 (B)	100,652	100,773
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	835,467	776,775
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	812,387	756,134
Sunnova Hestia I Issuer, Ser 2023-GRID1, Cl 1A
5.750%, 12/20/50 (B)	991,929	961,261
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/51 (B)	1,002,622	958,525
Sunrun Julius Issuer, Ser 2023-2A, Cl A1
6.600%, 01/30/59 (B)	1,187,629	1,187,715
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	1,335,000	1,316,110
Trinity Rail Leasing, Ser 2026-1A, Cl A
5.350%, 04/19/56 (B)	1,191,752	1,174,402

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	$139	$139
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	756	757
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	301	301
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	647	650
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	163,887	161,098
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,069,891	998,149
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (B)	265,735	266,627
Wendy's Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/55 (B)	2,238,750	2,169,422
Zayo Issuer, Ser 2025-1A, Cl B
6.088%, 03/20/55 (B)	1,320,000	1,314,898
Zayo Issuer, Ser 2025-2A, Cl A2
5.953%, 06/20/55 (B)	1,305,000	1,312,756
Zayo Issuer, Ser 2025-2A, Cl B
6.586%, 06/20/55 (B)	3,510,000	3,545,684
Zayo Issuer, Ser 2026-1A, Cl A2
5.546%, 04/20/56 (B)	90,000	88,924
		90,267,611
Total Asset-Backed Securities
(Cost $271,389,482)		269,973,968

MUNICIPAL BONDS — 3.2%

Alaska — 0.1%
City of Port Lions Alaska, RB
7.500%, 10/01/52	$3,025,000	$3,083,146

California — 0.8%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,500,000	1,531,355
California Health Facilities Financing Authority, RB
3.034%, 06/01/34	1,865,000	1,630,828
MUNICIPAL BONDS — continued
	Face Amount	Value
2.984%, 06/01/33	$3,090,000	$2,748,886
California Municipal Finance Authority, Ser S, RB
6.625%, 08/20/33 (B)	1,000,000	978,114
California Statewide Communities Development Authority, RB
2.682%, 02/01/39	500,000	380,652
City & County of San Francisco California, GO
5.770%, 06/15/45	1,500,000	1,481,278
City & County of San Francisco California Community Facilities District No. 2014-1, Special Tax
6.332%, 09/01/51	1,250,000	1,257,830
3.482%, 09/01/50	2,500,000	1,703,243
City of Los Angeles California, Ser A, GO
5.000%, 09/01/42	2,500,000	2,327,078
4.750%, 09/01/38	2,000,000	1,913,902
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,138,433
3.158%, 05/15/29	1,000,000	961,876
Regents of the University of California Medical Center Pooled Revenue, RB
4.563%, 05/15/53	600,000	488,917
San Jose Financing Authority, RB
4.662%, 05/01/37	500,000	474,366
State of California, GO
7.625%, 03/01/40	40,000	45,918
7.550%, 04/01/39	100,000	115,295
7.500%, 04/01/34	675,000	755,607
7.300%, 10/01/39	625,000	694,933
		21,628,511
Connecticut — 0.1%
Connecticut Green Bank, RB
2.900%, 11/15/35	2,500,000	2,161,290

District of Columbia — 0.1%
District of Columbia, RB
2.932%, 04/01/33	1,590,000	1,349,508

Hawaii — 0.0%
City & County of Honolulu Hawaii, Ser D, RB
4.970%, 07/01/35	840,000	840,637

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Illinois — 0.2%
Illinois Finance Authority, RB
3.850%, 04/01/56 (A)(B)	$3,000,000	$3,000,000
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/38	1,180,000	1,180,465
State of Illinois, GO
5.100%, 06/01/33	1,475,163	1,475,295
		5,655,760
Iowa — 0.0%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	415,958

Maryland — 0.2%
County of Montgomery Maryland, RB
4.800%, 04/01/38	2,500,000	2,400,287
Maryland Economic Development, RB
5.942%, 05/31/57	2,250,000	2,205,196
5.433%, 05/31/56	500,000	467,431
		5,072,914
Massachusetts — 0.1%
Massachusetts Housing Finance Agency, Ser B, RB
3.720%, 12/01/65 (A)	2,000,000	2,000,000

Minnesota — 0.1%
Minnesota Housing Finance Agency, Ser D, RB
5.947%, 08/01/54	1,200,000	1,179,710
5.897%, 08/01/49	1,400,000	1,383,058
		2,562,768
Nebraska — 0.1%
City of North Platte Nebraska Combined Utilities Revenue, Ser B, RB
5.674%, 12/15/46	1,000,000	955,399
5.548%, 12/15/42	1,525,000	1,482,979
		2,438,378
New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
5.876%, 12/01/35	1,500,000	1,532,721
5.852%, 02/01/37	505,000	507,344
5.694%, 11/01/45	1,000,000	952,457
3.970%, 02/01/29 (A)(B)	5,500,000	5,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
		9,342,522
MUNICIPAL BONDS — continued
	Face Amount	Value
New Jersey — 0.1%
New Jersey Housing & Mortgage Finance Agency, Ser C, RB
3.100%, 11/01/40	$3,100,000	$2,413,439
New Jersey Turnpike Authority, RB
7.414%, 01/01/40	275,000	313,978
7.102%, 01/01/41	925,000	1,032,009
		3,759,426
New York — 0.4%
City of New York New York, Ser D-1, GO
5.114%, 10/01/54	2,000,000	1,741,560
5.094%, 10/01/49	1,000,000	887,295
New York City Housing Development, Ser D, RB
5.884%, 02/01/55	1,250,000	1,209,892
5.448%, 08/01/54	850,000	784,257
New York City Housing Development, Ser G, RB
5.881%, 08/01/45	1,120,000	1,104,007
New York State Energy Research & Development Authority, Ser A, RB
4.871%, 04/01/37	1,447,000	1,316,519
New York Transportation Development, RB
6.971%, 06/30/51	2,500,000	2,422,642
United Nations Development, Ser A, RB
6.536%, 08/01/55	400,000	411,935
		9,878,107
Ohio — 0.3%
American Municipal Power, RB
7.499%, 02/15/50	2,280,000	2,546,777
American Municipal Power, Sub-Ser, RB
6.449%, 02/15/44	1,740,000	1,782,296
American Municipal Power, Ser E-RMKT, RB
6.270%, 02/15/50	710,000	707,984
Columbus Metropolitan Housing Authority, RB
5.950%, 12/01/43	1,000,000	993,381
Columbus-Franklin County Finance Authority, Ser S, RB
7.750%, 01/15/30 (B)	700,000	691,468
Toledo-Lucas County Port Authority, Ser D-2, RB
5.850%, 11/15/44 (B)	1,260,000	1,220,661
		7,942,567

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

MUNICIPAL BONDS — continued
	Face Amount	Value
Oregon — 0.1%
Port of Morrow Oregon, RB
5.296%, 09/01/43	$1,500,000	$1,442,687
State of Oregon, GO
5.832%, 05/01/45	1,000,000	1,011,044
		2,453,731
Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, RB
5.666%, 09/01/46	1,090,000	1,054,227
5.566%, 11/01/45	1,250,000	1,199,948
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	610,000	593,250
		2,847,425
South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	200,000	201,032

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, RB
2.942%, 07/01/43	500,000	364,203

Wisconsin — 0.0%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	223,432	222,232
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	550,000	546,008
		768,240
Total Municipal Bonds
(Cost $87,721,625)		84,766,123

SOVEREIGN DEBT — 1.2%

BRAZIL — 0.0%
Brazilian Government International Bond
5.500%, 02/04/33	$1,000,000	$969,500

CANADA — 0.5%
Export Development Canada
4.750%, 06/05/34	5,000,000	5,020,769
OMERS Finance Trust
4.000%, 04/19/52(B)	3,345,000	2,510,788
SOVEREIGN DEBT — continued
	Face Amount	Value
CANADA — continued
3.500%, 04/19/32	$5,000,000	$4,682,341

		12,213,898
ECUADOR — 0.1%
Amazon Conservation DAC
6.034%, 01/16/42(B)	2,000,000	1,970,400

FRANCE — 0.1%
Caisse d'Amortissement de la Dette Sociale MTN
2.125%, 01/26/32(B)	2,500,000	2,179,605

IRELAND — 0.2%
BB Blue Financing DAC
4.395%, 09/20/37	2,395,833	2,263,479
GPS Blue Financing DAC
5.645%, 11/09/41(B)	2,500,000	2,394,250

		4,657,729
JAPAN — 0.1%
Japan Bank for International Cooperation
4.375%, 10/05/27	1,000,000	999,917
Japan International Cooperation Agency
4.250%, 05/22/30	470,000	464,683

		1,464,600
MEXICO — 0.0%
Mexico Government International Bond
5.375%, 03/22/33	860,000	827,578

NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.500%, 01/16/30(B)	1,000,000	1,000,623
4.375%, 02/28/29(B)	500,000	499,390
1.000%, 05/28/30(B)	2,500,000	2,197,845

		3,697,858
RUSSIA — 0.0%
Serbia International Bond
6.000%, 06/12/34(B)	850,000	849,225

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount	Value
SOUTH KOREA — 0.0%
Korea Electric Power
4.125%, 11/12/30(B)	$1,000,000	$972,044

Total Sovereign Debt
(Cost $30,889,247)		29,802,437

BANK LOAN OBLIGATIONS — 0.1%

ECOLOGICAL SERVICES & EQUIPMENT — 0.1%
QTS/Project Magnolia Term Loan
6.025%, 07/15/33	$1,000,000	$985,000
Terraform Power Operating Specified Refinancing Term Loan
5.700%, TSFR1M + 2.500%, 05/21/29(A)	1,483,040	1,479,956
Vistra Zero Operating Company Term Loan
5.620%, 03/20/31	995,000	991,955
		3,456,911
Total Bank Loan Obligations
(Cost $3,469,628)		3,456,911
U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$217,705	$207,359

Total U.S. Government Agency Obligation
(Cost $210,605)		207,359

SHORT-TERM INVESTMENT — 0.3%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.590%, (H)
(Cost $8,924,210)	8,924,210	$8,924,210
Total Short-Term Investment
(Cost $8,924,210)		8,924,210
Total Investments in Securities— 99.0%
(Cost $2,700,381,738)		$2,599,534,733

Percentages are based on Net Assets of $2,626,374,827.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	1,297	Sep-2026	$138,303,643	$137,451,602	$(852,041)

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

JULY 31, 2026 (Unaudited)

‡	Real Estate Investment Trust.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2026 was $670,443,468 and represented 25.5% of Net Assets.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $8,729,473.
(F)	No interest rate available.
(G)	Zero coupon security.
(H)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2026, was $8,924,210.

Cl — Class CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
MTN — Medium Term Note
PJSC — Public Joint-Stock Company
REMIC — Real Estate Mortgage Investment Conduit
RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year RB — Revenue Bond
Ser — Series SOFR — Secured Overnight Financing Rate SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSFR12M — Term Secured Overnight Financing Rate 12 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USD — U.S. Dollar
USISDA05 — US Mid-Market Swap Rate 5 Year

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 27.9%

	Face Amount	Value
Agency Mortgage-Backed Obligations — 8.7%
FHLMC, Ser 2025-5614, Cl FA
4.766%, SOFR30A + 1.150%, 11/25/54 (A)	$1,053,472	$1,055,986
FNMA
5.136%, 07/01/29 (A)	1,000,000	1,001,691
FNMA, Ser 2022-70, Cl FA
4.476%, SOFR30A + 0.860%, 10/25/52 (A)	1,628,306	1,617,752
GNMA
6.000%, 01/20/56	7,068,348	7,190,608
6.000%, 12/20/54	2,227,527	2,272,633
6.000%, 09/20/54	5,146,413	5,238,925
6.000%, 07/20/54	5,172,200	5,262,979
6.000%, 06/20/54	2,188,070	2,227,135
6.000%, 05/20/54	2,504,792	2,550,178
6.000%, 04/20/54	3,908,627	3,980,962
6.000%, 02/20/54	1,550,101	1,581,037
6.000%, 12/20/53	3,336,501	3,413,091
6.000%, 11/20/53	4,111,158	4,226,139
6.000%, 10/20/53	3,395,367	3,474,340
5.500%, 07/20/55	5,235,276	5,205,336
5.500%, 06/20/55	5,591,120	5,576,216
5.500%, 05/20/55	4,011,911	3,988,967
5.500%, 09/20/54	391,085	389,609
5.000%, 02/20/53	484,229	471,914
5.000%, 11/20/52	630,889	615,461
4.500%, 12/20/52	710,481	670,076
4.500%, 10/20/52	330,294	312,514
4.500%, 08/20/52	290,921	274,605
4.000%, 09/20/52	792,864	727,804
3.500%, 12/20/52	189,665	168,126
3.500%, 04/20/52	499,707	443,770
3.000%, 12/20/51	389,436	337,544
GNMA, Ser 2025-210, Cl FA
4.871%, SOFR30A + 1.250%, 12/20/55 (A)	3,076,675	3,091,649
		67,367,047
Non-Agency Mortgage-Backed Obligations — 19.2%
AREIT, Ser 2025-CRE11, Cl A
5.230%, TSFR1M + 1.550%, 07/25/43 (A)(B)	940,000	941,368
Aventura Mall Trust, Ser AVM, Cl D
4.112%, 07/05/40 (A)(B)	1,200,000	1,160,462
BANK, Ser BNK45, Cl E
4.000%, 02/15/56 (B)	1,837,000	1,317,219
BANK5, Ser 5YR12, Cl C
6.302%, 12/15/57 (A)	1,750,000	1,758,791

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
4.596%, TSFR1M + 0.919%, 03/15/37 (A)(B)	$1,670,000	$1,578,285
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
4.995%, TSFR1M + 1.318%, 03/15/37 (A)(B)	2,400,000	2,191,932
BBCMS Mortgage Trust, Ser 2024-5C25, Cl C
6.643%, 03/15/57 (A)	925,000	928,502
BBCMS Mortgage Trust, Ser C1, Cl A4
3.674%, 02/15/50	870,000	864,155
BBCMS Mortgage Trust, Ser C2, Cl D
3.000%, 12/15/51 (B)	1,945,000	1,556,007
BBCMS Mortgage Trust, Ser C32, Cl D
4.500%, 02/15/62 (B)	1,000,000	789,615
BBCMS Mortgage Trust, Ser CHRS, Cl D
4.267%, 08/05/38 (A)(B)	1,500,000	1,377,350
BBCMS Mortgage Trust, Ser TALL, Cl D
5.323%, TSFR1M + 1.646%, 03/15/37 (A)(B)	1,000,000	895,753
BBCMS Trust, Ser SRCH, Cl B
4.498%, 08/10/35 (B)	1,000,000	987,231
Benchmark Mortgage Trust, Ser B25, Cl A5
2.577%, 04/15/54	830,000	736,620
Benchmark Mortgage Trust, Ser V13, Cl C
5.908%, 02/15/58 (A)	1,750,000	1,712,998
Benchmark Mortgage Trust, Ser V5, Cl A3
5.805%, 01/10/57	470,000	477,866
Benchmark Mortgage Trust, Ser V6, Cl D
4.000%, 03/15/57	1,200,000	1,076,497
BMO Mortgage Trust, Ser 2023-C7, Cl C
7.122%, 12/15/56 (A)	250,000	250,860
BMO Mortgage Trust, Ser 5C5, Cl D
4.500%, 02/15/57 (B)	1,400,000	1,241,458
BMO Mortgage Trust, Ser 5C8, Cl D
4.500%, 12/15/57 (B)	1,200,000	1,070,006
BPR Trust, Ser 2023-BRK2, Cl A
6.899%, 10/05/38 (A)(B)	2,100,000	2,130,753
BPR Trust, Ser 2023-BRK2, Cl C
8.335%, 10/05/38 (A)(B)	1,500,000	1,538,135

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BRAVO Residential Funding Trust Series, Ser 2026-NQM5, Cl M1
5.960%, 06/25/66 (A)(B)	$1,040,000	$1,034,490
Bravo Residential Funding Trust, Ser 2025-NQM10, Cl A1
4.868%, 09/25/65 (A)(B)	2,175,149	2,149,303
BRCK Trust, Ser 830B, Cl B
5.185%, 12/10/42 (A)(B)	600,000	589,238
BRCK Trust, Ser 830B, Cl C
5.476%, 12/10/42 (A)(B)	600,000	591,760
BRCK Trust, Ser 830B, Cl D
6.202%, 12/10/42 (A)(B)	2,000,000	1,988,392
BSPDF, Ser 2026-FL3, Cl A
5.120%, TSFR1M + 1.450%, 09/18/43 (A)(B)	980,000	981,274
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.166%, TSFR1M + 1.490%, 01/17/39 (A)(B)	1,750,000	1,750,000
BX Commercial Mortgage Trust, Ser AHP, Cl A
4.926%, TSFR1M + 1.250%, 06/15/43 (A)(B)	1,000,000	999,063
BX Commercial Mortgage Trust, Ser AHP, Cl B
5.326%, TSFR1M + 1.650%, 06/15/43 (A)(B)	1,000,000	1,000,000
BX Commercial Mortgage Trust, Ser AHP, Cl C
5.576%, TSFR1M + 1.900%, 06/15/43 (A)(B)	500,000	500,313
BX Commercial Mortgage Trust, Ser VLT9, Cl A
5.376%, TSFR1M + 1.700%, 03/15/45 (A)(B)	940,000	937,652
Cantor Commercial Real Estate Lending, Ser 2019-CF2, Cl E
2.500%, 11/15/52 (B)	2,000,000	1,449,237
Cantor Commercial Real Estate Lending, Ser CF2, Cl A5
2.874%, 11/15/52	530,000	496,395
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (B)	530,000	488,198
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	1,000,000	912,429
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,972,490
CHI Commercial Mortgage Trust, Ser 110W, Cl A
5.102%, 12/13/40 (A)(B)	1,100,000	1,080,874

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
CHI Commercial Mortgage Trust, Ser SFT, Cl A
5.482%, 04/15/42 (A)(B)	$500,000	$500,707
CHI Commercial Mortgage Trust, Ser SFT, Cl XA, IO
0.300%, 04/15/42 (A)(B)	1,975,000	14,738
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (B)(C)	627,645	625,663
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,340,898
COLT Mortgage Loan Trust, Ser 2024-5, Cl M1
5.655%, 08/25/69 (A)(B)	1,300,000	1,291,837
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	386,000	377,827
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	478,998
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2B1
8.116%, SOFR30A + 4.500%, 01/25/42 (A)(B)	1,630,000	1,657,301
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M2
6.616%, SOFR30A + 3.000%, 01/25/42 (A)(B)	1,056,967	1,066,651
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2B1
8.116%, SOFR30A + 4.500%, 04/25/42 (A)(B)	1,530,000	1,566,337
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M2
7.516%, SOFR30A + 3.900%, 04/25/43 (A)(B)	670,000	698,412
CSAIL Commercial Mortgage Trust, Ser C20, Cl C
3.705%, 03/15/54 (A)	1,200,000	1,003,532
CSAIL Commercial Mortgage Trust, Ser CX12, Cl A4
4.224%, 08/15/51 (A)	820,000	808,248
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	1,000,000	922,454
DC Commercial Mortgage Trust, Ser DC, Cl C
7.141%, 09/12/40 (A)(B)	530,000	536,907
DLIC Re-REMIC Trust, Ser FRR1, Cl CK57
0.504%, 08/27/49 (A)(B)	1,565,000	1,558,820
Fashion Show Mall, Ser SHOW, Cl C
6.074%, 10/10/41 (A)(B)	2,300,000	2,275,980

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC Mscr Trust Mn6, Ser MN6, Cl B1
12.866%, SOFR30A + 9.250%, 05/25/43 (A)(B)	$1,710,000	$2,035,960
FHLMC Multiclass Certificates, Ser 2024-P016, Cl A2
4.616%, 09/25/33 (A)	2,500,000	2,457,057
FHLMC Multifamily ML Certificates, Ser 2023-ML18, Cl XCA, IO
1.418%, 09/25/37 (A)	22,504,267	2,306,649
FHLMC Multifamily Structured Credit Risk, Ser MN4, Cl B1
13.116%, SOFR30A + 9.500%, 05/25/52 (A)(B)	1,710,000	1,998,896
FHLMC Multifamily Structured Credit Risk, Ser MN5, Cl B1
13.116%, SOFR30A + 9.500%, 11/25/42 (A)(B)	1,710,000	2,030,299
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1B
8.116%, SOFR30A + 4.500%, 06/25/42 (A)(B)	1,010,000	1,041,908
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1B
7.316%, SOFR30A + 3.700%, 09/25/42 (A)(B)	2,740,000	2,813,651
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M2
9.366%, SOFR30A + 5.750%, 09/25/42 (A)(B)	1,610,000	1,696,684
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M2
9.616%, SOFR30A + 6.000%, 07/25/42 (A)(B)	1,080,000	1,129,950
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M2
9.117%, SOFR30A + 5.500%, 03/25/43 (A)(B)	2,420,000	2,571,250
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M2
5.216%, SOFR30A + 1.600%, 03/25/46 (A)(B)	1,110,000	1,115,797
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.347%, 02/10/56 (A)	2,223,000	2,209,697
FIVE Mortgage Trust, Ser V1, Cl D
6.347%, 02/10/56 (A)(B)	384,000	366,801
GAM Re-REMIC Trust, Ser 2021-FRR2, Cl AK74, PO
0.000%, 09/27/51 (B)	1,500,000	1,376,304

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GAM Re-REMIC Trust, Ser FRR1, Cl 1C, PO
0.000%, 11/29/50 (B)	$1,200,000	$1,130,646
GAM RE-REMIC Trust, Ser FRR3, Cl BK71
1.926%, 11/27/50 (A)(B)	1,330,000	1,230,219
GGP Commercial Mortgage Trust, Ser SSP, Cl B
5.357%, 07/05/43 (A)(B)	1,390,000	1,373,739
GS Mortgage Securities Trust, Ser GC39, Cl AAB
3.448%, 05/10/52	416,212	410,468
GS Mortgage Securities Trust, Ser GS8, Cl B
3.953%, 11/10/50 (A)	675,000	634,695
Hudson Yards Mortgage Trust, Ser 10HY, Cl A
5.086%, 12/10/39 (A)(B)	900,000	891,768
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
2.943%, 12/10/41 (A)(B)	1,500,000	1,344,369
Hudson Yards Mortgage Trust, Ser SPRL, Cl D
6.340%, 01/13/40 (A)(B)	2,000,000	2,027,238
JP Morgan Mortgage Trust Series, Ser 2025-NQM4, Cl A1F
4.816%, SOFR30A + 1.200%, 03/25/66 (A)(B)	1,326,127	1,324,499
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl C
4.284%, 10/15/48 (A)	226,284	223,297
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,340,000	2,163,613
Life Mortgage Trust, Ser 2021-BMR, Cl C
4.891%, TSFR1M + 1.214%, 03/15/38 (A)(B)	80,100	78,248
MAD Commercial Mortgage Trust, Ser 11MD, Cl C
5.631%, 10/15/42 (A)(B)	2,730,000	2,714,904
MAD Commercial Mortgage Trust, Ser 11MD, Cl D
6.359%, 10/15/42 (A)(B)	1,800,000	1,810,319
Morgan Stanley Capital I Trust, Ser 2018-L1, Cl C
4.780%, 10/15/51 (A)	2,455,000	2,231,170
MSWF Commercial Mortgage Trust, Ser 1, Cl D
4.000%, 05/15/56 (B)	1,550,000	1,213,379

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NJ Trust, Ser GSP, Cl A
6.481%, 01/06/29 (A)(B)	$1,500,000	$1,531,121
NXPA Re-REMIC Trust, Ser FRR1, Cl A, PO
0.000%, 12/27/49 (B)	1,565,000	1,520,548
NYC Commercial Mortgage Trust, Ser 11X, Cl D
6.867%, TSFR1M + 3.191%, 10/15/40 (A)(B)	500,000	502,500
OBX Trust, Ser 2025-NQM17, Cl M1
5.821%, 08/25/65 (A)(B)	2,300,000	2,273,502
OBX Trust, Ser 2026-NQM7, Cl A3
5.643%, 04/25/66 (B)(C)	907,947	902,735
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	1,000,000	920,214
OWS Real Estate Finance, Ser MARG2, Cl A
7.750%, TSFR1M + 4.000%, 08/15/34 (A)(B)	2,310,000	2,310,747
PMT Loan Trust, Ser 2025-INV11, Cl A36
4.966%, SOFR30A + 1.350%, 11/25/56 (A)(B)	2,457,243	2,457,760
PTCM Re-REMIC Trust, Ser FRR2, Cl D152
1.013%, 10/25/51 (A)(B)	1,000,000	816,816
RFM Reremic Trust, Ser FRR1, Cl AK64
2.733%, 03/01/50 (A)(B)	2,100,000	2,046,551
RIDE Trust, Ser SHRE, Cl D
6.747%, 02/14/47 (A)(B)	1,310,000	1,308,436
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	242,500	209,086
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,500,000	1,297,972
SHOPS Commercial Mortgage Trust, Ser CSTL, Cl A
4.811%, 05/05/39 (A)(B)	500,000	491,043
SLG Office Trust, Ser OMA, Cl A
4.965%, 04/15/41 (A)(B)	2,500,000	2,468,830
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
5.048%, TSFR1M + 1.371%, 11/15/36 (A)(B)	715,000	714,309

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.096%, TSFR1M + 2.419%, 11/15/36 (A)(B)	$450,000	$449,448
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (B)	660,000	602,010
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl C
4.349%, 08/15/50 (A)	1,500,000	1,412,024
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/66 (A)(B)	475,411	430,777
Verus Securitization Trust, Ser 2025-11, Cl A3
5.270%, 11/25/70 (B)(C)	2,014,199	1,992,675
Verus Securitization Trust, Ser 2025-12, Cl A3
5.367%, 12/25/70 (B)(C)	2,060,626	2,042,305
Verus Securitization Trust, Ser 2025-12, Cl M1
5.760%, 12/25/70 (A)(B)	1,000,000	987,550
Verus Securitization Trust, Ser 2025-3, Cl A1
5.623%, 05/25/70 (B)(C)	334,262	335,192
Verus Securitization Trust, Ser 2025-3, Cl A3
5.928%, 05/25/70 (B)(C)	1,304,711	1,306,020
Verus Securitization Trust, Ser 2026-1, Cl A3
5.218%, 01/25/71 (B)(C)	620,766	615,198
Verus Securitization Trust, Ser 2026-1, Cl M1
5.670%, 01/25/71 (A)(B)	1,660,000	1,632,017
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl C
4.176%, 07/15/48 (A)	1,845,163	1,841,194
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	1,500,000	1,224,139
Wells Fargo Commercial Mortgage Trust, Ser 2024-SVEN, Cl A
6.011%, 06/10/37 (B)	1,500,000	1,520,355
Wells Fargo Commercial Mortgage Trust, Ser 609M, Cl A
5.219%, TSFR1M + 1.542%, 08/15/42 (A)(B)	500,000	500,625

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser C50, Cl D
3.000%, 05/15/52 (B)	$2,000,000	$1,598,150
		149,443,604
Total Mortgage-Backed Securities
(Cost $215,231,667)		216,810,651

CORPORATE OBLIGATIONS — 24.0%

COMMUNICATION SERVICES — 0.9%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,169,052
Charter Communications Operating
6.100%, 06/01/29	810,000	822,057
4.200%, 03/15/28	310,000	305,200
QTS Fayetteville I Dc1-2
5.700%, 04/15/36(B)	1,850,000	1,691,673
Space Exploration Technologies
5.350%, 07/15/31(B)	1,000,000	971,949
Verizon Communications
1.500%, 09/18/30	1,000,000	872,105
		6,832,036
CONSUMER DISCRETIONARY — 0.3%
Ford Motor Credit
5.303%, 09/06/29	560,000	556,537
General Motors Financial
3.600%, 06/21/30	1,625,000	1,538,362
YMCA of Greater New York
5.184%, 08/01/30	500,000	490,735
		2,585,634
ENERGY — 0.5%
Expand Energy
5.375%, 03/15/30	620,000	621,278
Topaz Solar Farms
5.750%, 09/30/39(B)	3,500,000	3,467,170
		4,088,448
FINANCIALS — 15.3%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	2,000,000	1,891,543
African Development Bank
5.750%, H15T5Y + 1.575%(A)(D)	1,000,000	976,849
4.125%, 02/25/27	1,500,000	1,499,566
Aircastle
5.000%, 09/15/30(B)	1,735,000	1,712,340
American Express
3.550%, H15T5Y + 2.854%(A)(D)	360,000	359,099

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
American National Group
5.750%, 10/01/29	$1,370,000	$1,386,597
Andina de Fomento MTN
4.251%, 02/03/31	1,000,000	962,942
Anglo American Capital
3.875%, 03/16/29(B)	200,000	195,435
2.625%, 09/10/30(B)	200,000	182,210
Arab Energy Fund
1.483%, 10/06/26	500,000	497,480
Arab Petroleum Investments
5.428%, 05/02/29(B)	1,000,000	1,013,606
Ares Capital
7.000%, 01/15/27	240,000	242,349
2.875%, 06/15/28	650,000	623,576
Ares Strategic Income Fund
5.700%, 03/15/28	2,105,000	2,104,683
Athene Global Funding
5.583%, 01/09/29(B)	2,485,000	2,503,963
Avilease Capital MTN
5.500%, 06/30/31(B)	1,725,000	1,714,207
Avolon Holdings Funding
5.375%, 05/30/30(B)	3,925,000	3,930,297
Bank of America
6.110%, 01/29/37	1,240,000	1,277,243
Bank of New York Mellon
3.750%, H15T5Y + 2.630%(A)(D)	1,350,000	1,340,779
Barclays
5.690%, SOFR + 1.740%, 03/12/30(A)	1,910,000	1,939,378
5.674%, SOFR + 1.490%, 03/12/28(A)	760,000	764,415
Blue Owl Capital
2.875%, 06/11/28	810,000	768,614
Blue Owl Credit Income
7.750%, 01/15/29	955,000	982,303
BPCE
2.045%, SOFR + 1.087%, 10/19/27(A)(B)	500,000	497,282
Citadel Finance
5.150%, 02/14/31(B)	2,750,000	2,668,315
Citibank
4.876%, SOFR + 0.712%, 11/19/27(A)	1,000,000	1,001,619
4.346%, SOFR + 0.712%, 11/19/27(A)	1,500,000	1,501,468
Citigroup Global Markets Holdings
0.000%, 01/03/30(A)(B)(E)	2,500,000	2,500,000

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citizens Bank
4.575%, SOFR + 2.000%, 08/09/28(A)	$520,000	$519,342
Clearinghouse Community Development Financial Institution
7.000%, 10/15/30(B)	1,000,000	996,145
Conservation Fund A Nonprofit
3.474%, 12/15/29	3,000,000	2,831,587
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/52(A)	4,123,000	4,170,649
Credit Agricole Corporate & Investment Bank MTN
4.570%, 08/25/30	2,000,000	1,944,919
European Investment Bank
3.250%, 11/15/27	700,000	691,251
2.375%, 05/24/27	3,253,000	3,204,979
Fifth Third Bancorp
1.707%, SOFR + 0.685%, 11/01/27(A)	503,000	499,329
Foundry JV Holdco
5.900%, 01/25/33(B)	3,000,000	3,047,980
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,607,473
Hanwha Q Cells Americas Holdings
4.375%, 05/21/29(B)	2,000,000	1,979,602
ING Bank
4.711%, 07/07/31(B)	350,000	345,364
Inter-American Development Bank
3.935%, SOFRINDX + 0.280%, 04/12/27(A)	1,000,000	1,001,122
3.802%, 11/12/30	1,000,000	962,064
Inter-American Investment
4.750%, 09/19/28	1,619,000	1,631,085
International Bank for Reconstruction & Development
1.123%, 12/12/26(C)	2,500,000	2,475,650
0.000%, 03/31/27(F)	2,500,000	2,429,536
0.000%, 03/31/28(A)(E)	1,000,000	991,230
International Development Association
4.000%, 06/11/30(B)	450,000	442,925
International Finance Facility for Immunisation MTN
4.125%, 10/29/27	1,000,000	996,617
Jackson National Life Global Funding
5.350%, 01/13/30(B)	3,360,000	3,362,177

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
JPMorgan Chase
6.070%, SOFR + 1.330%, 10/22/27(A)	$2,500,000	$2,508,687
KEB Hana Bank MTN
4.262%, SOFR + 0.600%, 10/21/28(A)(B)	425,000	426,373
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	924,155
LPL Holdings
5.150%, 06/15/30	3,190,000	3,173,549
M&T Bank MTN
4.833%, SOFR + 0.930%, 01/16/29(A)	2,000,000	2,001,183
Mars
4.650%, 04/20/31(B)	1,000,000	988,381
Metropolitan Life Global Funding I
4.400%, 06/30/27(B)	1,000,000	1,000,932
National Rural Utilities Cooperative Finance
1.350%, 03/15/31	789,000	673,955
NHP Foundation
5.850%, 12/01/28	250,000	254,782
Oaktree Strategic Credit Fund
8.400%, 11/14/28	1,415,000	1,483,342
PNC Financial Services Group
1.150%, 08/13/26	500,000	499,597
Prudential Financial
5.700%, US0003M + 2.665%, 09/15/48(A)	2,115,000	2,117,124
5.700%, 12/14/36	1,240,000	1,255,737
5.125%, H15T5Y + 3.162%, 03/01/52(A)	1,535,000	1,491,506
Repsol E&P Capital Markets US
5.204%, 09/16/30(B)	1,000,000	999,540
Santander Holdings USA
5.353%, SOFR + 1.940%, 09/06/30(A)	1,680,000	1,687,567
South Bow USA Infrastructure Holdings
5.026%, 10/01/29	1,580,000	1,574,337
Starwood Property Trust
7.250%, 04/01/29‡(B)	500,000	514,965
6.000%, 04/15/30‡(B)	360,000	360,940
5.250%, 10/15/28‡(B)	180,000	178,396
Swedbank
1.538%, 11/16/26(B)	2,000,000	1,984,653
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/34(A)	2,935,000	2,929,378
4.568%, 12/17/26	4,820,000	4,827,035

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Truist Bank
4.632%, H15T5Y + 1.150%, 09/17/29(A)	$2,000,000	$1,972,354
Truist Financial MTN
7.161%, SOFR + 2.446%, 10/30/29(A)	1,965,000	2,056,959
US Bancorp
5.300%, TSFR3M + 3.176%(A)(D)	985,000	982,537
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,264,834
Volkswagen Group of America Finance
5.350%, 03/27/30(B)	2,165,000	2,169,590
WLB Asset II D Pte
6.500%, 12/21/26(B)	978,522	952,046
WLB Asset VI Pte
7.250%, 12/21/27(B)	987,888	1,004,208
WLB Asset VII Pte
5.880%, 07/30/29(B)	462,500	461,610
		118,889,436
HEALTH CARE — 0.1%
CVS Pass-Through Trust
6.036%, 12/10/28	689,223	691,221

INDUSTRIALS — 1.9%
Aviation Capital Group
6.375%, 07/15/30(B)	1,300,000	1,348,970
DT Midstream
4.375%, 06/15/31(B)	3,485,000	3,331,390
Mileage Plan IP
5.021%, 10/20/29(B)(G)	3,205,000	3,155,822
Mobility Global
5.450%, 06/15/31(B)	3,000,000	2,996,227
Norfolk Southern
2.300%, 05/15/31	5,000,000	4,436,876
		15,269,285
INFORMATION TECHNOLOGY — 0.8%
Apple
3.000%, 06/20/27	1,890,000	1,870,684
Arrow Electronics
5.150%, 08/21/29	1,900,000	1,904,730
Oracle
5.500%, 08/03/35	670,000	615,029
2.875%, 03/25/31	1,350,000	1,174,946
Salesforce
5.550%, 03/15/36	650,000	633,835
		6,199,224

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — 0.5%
Alcoa Nederland Holding BV
7.125%, 03/15/31(B)(G)	$685,000	$704,486
Freeport-McMoRan
5.250%, 09/01/29	810,000	812,948
Smurfit Kappa Treasury ULC
5.200%, 01/15/30	2,250,000	2,263,098
		3,780,532
REAL ESTATE — 0.4%
Bridge Housing
3.250%, 07/15/30	2,250,000	2,063,383
ERP Operating
4.150%, 12/01/28‡	1,000,000	988,082
		3,051,465
UTILITIES — 3.3%
Abu Dhabi National Energy PJSC
5.125%, 08/03/31(B)	1,000,000	995,125
Avangrid
3.800%, 06/01/29	2,000,000	1,941,584
California Buyer
6.375%, 02/15/32(B)	2,675,000	2,637,614
CenterPoint Energy
7.000%, H15T5Y + 3.254%, 02/15/55(A)	1,500,000	1,546,132
Comision Federal de Electricidad
5.700%, 01/24/30(B)	525,000	523,477
Consumers 2023 Securitization Funding
5.550%, 03/01/28	253,825	254,644
Continental Wind
6.000%, 02/28/33(B)	787,179	791,179
Hanwha Futureproof
4.750%, 04/30/28(B)	500,000	500,120
Korea Electric Power
4.282%, SOFR + 0.620%, 07/21/29(A)(B)	500,000	500,000
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	1,000,000	887,181
MidAmerican Energy
3.650%, 04/15/29	1,000,000	974,178
New York State Electric & Gas
2.150%, 10/01/31(B)	1,202,000	1,048,299
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/54(A)	3,008,000	3,048,581
NRG Energy
4.955%, 04/30/31(B)	1,730,000	1,688,809
PG&E Recovery Funding
4.838%, 06/01/33	2,039,673	2,023,579

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
San Diego Gas & Electric
4.950%, 08/15/28	$1,000,000	$1,005,254
Sempra
6.625%, H15T5Y + 2.354%, 04/01/55(A)	2,029,000	2,037,538
Solar Star Funding
5.375%, 06/30/35(B)	1,524,120	1,491,063
3.950%, 06/30/35(B)	591,183	549,474
XPLR Infrastructure Operating Partners
7.750%, 04/15/34(B)	285,000	298,559
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29(B)	1,016,000	1,047,261
		25,789,651
Total Corporate Obligations
(Cost $188,760,884)		187,176,932

ASSET-BACKED SECURITIES — 22.7%

Automotive — 9.0%
American Credit Acceptance Receivables Trust, Ser 2025-4, Cl D
5.250%, 09/12/31 (B)	$1,515,000	$1,507,032
American Credit Acceptance Receivables Trust, Ser 2026-1, Cl D
5.100%, 01/12/33 (B)	935,000	924,771
Bridgecrest Lending Auto Securitization Trust, Ser 2025-2, Cl D
5.620%, 03/17/31	3,055,000	3,076,303
Bridgecrest Lending Auto Securitization Trust, Ser 2026-2, Cl D
5.190%, 02/17/32	1,095,000	1,084,404
CarMax Select Receivables Trust, Ser 2025-B, Cl A3
4.120%, 03/15/30	1,630,000	1,620,699
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	57,598	56,849
Consumer Portfolio Services Auto Trust, Ser 2025-A, Cl D
5.660%, 04/15/31 (B)	3,520,000	3,534,756
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl D
5.560%, 07/15/31 (B)	3,415,000	3,425,528
Consumer Portfolio Services Auto Trust, Ser 2025-D, Cl D
5.450%, 02/17/32 (B)	1,035,000	1,034,237

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (B)	$210,114	$211,244
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (B)	1,955,000	1,981,824
CPS Auto Receivables Trust, Ser 2023-D, Cl D
7.800%, 01/15/30 (B)	3,555,000	3,658,040
CPS Auto Receivables Trust, Ser 2026-A, Cl D
4.980%, 06/15/32 (B)	2,175,000	2,137,630
CPS Auto Receivables Trust, Ser 2026-B, Cl D
5.200%, 07/15/32 (B)	1,685,000	1,656,267
CPS Auto Receivables Trust, Ser 2026-C, Cl D
5.720%, 10/15/32 (B)	1,995,000	1,988,563
Drive Auto Receivables Trust, Ser 2025-2, Cl D
4.900%, 12/15/32	1,460,000	1,442,929
Drive Auto Receivables Trust, Ser 2025-S1, Cl R2
6.260%, 06/16/29 (B)	1,538,623	1,543,937
Dryden CLO, Ser 2026-119A, Cl CR
5.453%, TSFR3M + 1.700%, 07/15/39 (A)(B)	1,705,000	1,705,177
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl D
5.840%, 06/17/30	1,005,000	1,015,292
Exeter Automobile Receivables Trust, Ser 2024-5A, Cl D
5.060%, 02/18/31	1,110,000	1,110,093
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl D
5.570%, 10/15/31	2,040,000	2,055,630
Exeter Automobile Receivables Trust, Ser 2025-5A, Cl D
5.160%, 03/15/32	3,375,000	3,346,394
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl D
5.000%, 05/17/32	780,000	767,700
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl D
5.510%, 08/16/32	1,685,000	1,679,850
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (B)	987,725	973,966
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl D
5.590%, 01/15/31 (B)	1,001,000	1,004,506

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2025-4A, Cl D
5.130%, 08/15/31 (B)	$1,740,000	$1,717,694
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl D
5.020%, 12/15/31 (B)	2,295,000	2,255,677
GLS Auto Receivables Issuer Trust, Ser 2026-2A, Cl D
5.380%, 01/15/32 (B)	2,390,000	2,374,727
Nissan Auto Lease Trust, Ser 2024-B, Cl A3
4.920%, 11/15/27	3,453,000	3,462,444
Octane Receivables Trust, Ser 2023-1A, Cl D
7.760%, 03/20/30 (B)	1,080,000	1,105,408
Octane Receivables Trust, Ser 2023-3A, Cl D
7.580%, 09/20/29 (B)	1,000,000	1,028,471
Octane Receivables Trust, Ser 2024-1A, Cl D
6.430%, 10/21/30 (B)	1,295,000	1,318,725
Octane Receivables Trust, Ser 2024-2A, Cl E
9.040%, 07/20/32 (B)	1,050,000	1,116,647
Octane Receivables Trust, Ser 2024-RPT1, Cl R1
6.680%, 02/22/30	3,875,000	3,875,000
Research-Driven Pagaya Motor Asset Trust, Ser 2026-2A, Cl A4
5.620%, 02/26/35 (B)	790,000	788,649
Research-Driven Pagaya Motor Asset Trust, Ser 2026-3A, Cl B
6.761%, 03/26/35 (B)	800,000	802,539
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl D
5.430%, 03/17/31	600,000	603,902
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl D
4.950%, 01/15/32	400,000	394,866
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/27 (B)	484,195	484,676
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/28 (B)	304,075	305,298
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl D
6.020%, 10/15/29 (B)	1,685,000	1,708,177

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl D
5.540%, 11/15/30 (B)	$1,435,000	$1,446,991
Westlake Automobile Receivables Trust, Ser 2026-1A, Cl D
4.750%, 07/15/31 (B)	1,175,000	1,158,134
		70,491,646
Other Asset-Backed Securities — 13.7%
Affirm Asset Securitization Trust, Ser 2024-X2, Cl D
6.080%, 12/17/29 (B)	657,680	659,278
Affirm Asset Securitization Trust, Ser 2025-X1, Cl D
6.110%, 04/15/30 (B)	1,215,000	1,219,495
AGL CLO 13, Ser 2025-13A, Cl CR
5.529%, TSFR3M + 1.800%, 10/20/34 (A)(B)	1,765,000	1,765,805
AGL CLO 16, Ser 2025-16A, Cl DR
6.129%, TSFR3M + 2.400%, 01/20/35 (A)(B)	3,100,000	3,012,608
AGL CLO, Ser 2025-11A, Cl CR
5.703%, TSFR3M + 1.950%, 10/15/38 (A)(B)	1,655,000	1,656,569
Antares CLO, Ser 2025-1A, Cl A2R
5.510%, TSFR3M + 1.700%, 07/25/37 (A)(B)	2,795,000	2,782,557
Barings Private Credit CLO, Ser 2024-1A, Cl A1AR
5.383%, TSFR3M + 1.630%, 10/15/36 (A)(B)	3,255,000	3,248,259
Carval Clo XII-C, Ser 2025-1A, Cl C
5.629%, TSFR3M + 1.900%, 07/20/38 (A)(B)	1,395,000	1,397,510
CBAMR, Ser 2026-2A, Cl CRR
5.638%, TSFR3M + 1.950%, 04/17/39 (A)(B)	1,135,000	1,135,000
CIFC Funding, Ser 2025-3A, Cl CR2
5.593%, TSFR3M + 1.800%, 01/16/38 (A)(B)	895,000	894,378
CIFC Funding, Ser 2026-1A, Cl DR3
6.834%, TSFR3M + 3.100%, 04/21/37 (A)(B)	2,480,000	2,480,000
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	829,021	774,958

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	$330,698	$249,551
Compass Datacenters Issuer III, Ser 2025-1A, Cl A3
5.852%, 02/25/50 (B)	240,000	240,144
Compass Datacenters Issuer III, Ser 2026-1A, Cl A21
4.897%, 02/25/56 (B)	1,090,000	1,062,247
Compass Datacenters Issuer III, Ser 2026-1A, Cl A22
5.289%, 02/25/56 (B)	600,000	587,521
Consolidated Communications, Ser 2025-1A, Cl B
6.506%, 05/20/55 (B)	660,000	665,405
Consolidated Communications, Ser 2025-4A, Cl C
8.098%, 12/20/55 (B)	4,500,000	4,575,765
Foundation Finance Trust, Ser 2021-1A, Cl D
4.960%, 05/15/41 (B)	580,101	573,182
Foundation Finance Trust, Ser 2023-2A, Cl C
7.310%, 06/15/49 (B)	1,098,365	1,130,415
Foundation Finance Trust, Ser 2025-3A, Cl D
5.710%, 08/15/52 (B)	2,221,512	2,193,405
Golub Capital Partners CLO 45M, Ser 2024-45A, Cl A1R
5.349%, TSFR3M + 1.620%, 07/20/37 (A)(B)	3,400,000	3,387,848
Golub Capital Partners CLO 47M, Ser 2024-47A, Cl A1AR
5.278%, TSFR3M + 1.620%, 08/05/37 (A)(B)	1,385,000	1,380,669
Golub Capital Partners CLO 92M, Ser 2026-92A, Cl C
5.867%, TSFR3M + 2.200%, 08/09/39 (A)(B)	3,035,000	3,035,000
Golub Capital Partners CLO, Ser 2025-78A, Cl C
5.734%, TSFR3M + 2.000%, 04/21/39 (A)(B)	1,230,000	1,217,481
Hardee's Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	1,306,250	1,225,122
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.282%, 03/25/36 (A)	40,889	733
Hotwire Funding, Ser 2024-1A, Cl A2
5.893%, 06/20/54 (B)	500,000	504,025

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Iskandar Enterprise, Ser 2026-1A, Cl A21
5.049%, 04/17/56 (B)	$590,000	$577,329
JP Morgan Mortgage Trust, Ser 2026-ACES1, Cl A2
5.161%, 04/25/66 (A)(B)	830,000	809,366
Lohrasp Enterprise II, Ser 2026-1A, Cl A21
5.512%, 07/17/56 (B)	290,000	289,375
Madison Park Funding XXII, Ser 2025-22A, Cl CR2
5.703%, TSFR3M + 1.950%, 01/15/38 (A)(B)	1,085,000	1,086,815
Madison Park Funding XXXIX, Ser 2024-39A, Cl CR
5.783%, TSFR3M + 2.050%, 10/22/34 (A)(B)	1,335,000	1,333,889
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR
6.303%, TSFR3M + 2.550%, 04/15/35 (A)(B)	6,000,000	5,755,008
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl A2
5.400%, 08/20/55 (B)	4,235,000	4,227,645
Montauk Park CLO, Ser 2026-1A, Cl D1
6.870%, TSFR3M + 3.150%, 04/24/39 (A)(B)	2,315,000	2,326,575
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	893,446	581,334
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (B)	1,000,000	99,019
MVW Owner Trust, Ser 2024-1A, Cl C
6.200%, 02/20/43 (B)	509,773	514,490
MVW Owner Trust, Ser 2024-2A, Cl C
4.920%, 03/20/42 (B)	366,530	358,710
Neuberger Berman Loan Advisers CLO, Ser 2025-35A, Cl DR
6.879%, TSFR3M + 3.150%, 01/19/33 (A)(B)	3,200,000	3,177,152
OHA Credit Funding, Ser 2026-17RA, Cl D1
6.029%, TSFR3M + 2.300%, 04/20/39 (A)(B)	1,930,000	1,933,177
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust, Ser 2024-6, Cl C
7.068%, 11/15/31 (B)	723,107	723,416

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl D
6.307%, 07/15/32 (B)	$519,225	$520,401
Pagaya AI Debt Grantor Trust, Ser 2024-9, Cl D
6.174%, 03/15/32 (B)	642,371	641,333
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
6.988%, 12/15/32 (B)	609,948	612,495
Pagaya AI Debt Grantor Trust, Ser 2025-5, Cl D
5.865%, 03/15/33 (B)	719,972	718,516
Pagaya AI Debt Grantor Trust, Ser 2025-R2, Cl D
5.802%, 10/15/32 (B)	925,492	918,526
Pagaya AI Debt Grantor Trust, Ser 2025-R3, Cl D
5.655%, 01/18/33 (B)	1,643,970	1,634,856
Pagaya AI Debt Trust, Ser 2024-10, Cl D
6.429%, 06/15/32 (B)	595,076	596,467
Pagaya AI Debt Trust, Ser 2025-1, Cl D
6.282%, 07/15/32 (B)	487,777	488,123
Pagaya AI Debt Trust, Ser 2025-4, Cl D
6.572%, 01/17/33 (B)	1,119,960	1,121,348
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl D
6.739%, 01/20/34 (B)	760,000	761,152
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-2, Cl D
5.799%, 07/20/33 (B)	1,085,000	1,082,517
Point Au Roche Park CLO, Ser 2026-1A, Cl CR
5.429%, TSFR3M + 1.700%, 01/20/39 (A)(B)	1,835,000	1,835,051
Point Broadband Funding, Ser 2025-1A, Cl C
8.156%, 07/20/55 (B)	4,500,000	4,565,502
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	937,960	898,386
Sierra Timeshare Receivables Funding, Ser 2025-3A, Cl C
4.980%, 08/22/44 (B)	832,950	817,085
SoFi Consumer Loan Program Trust, Ser 2025-4, Cl D
5.270%, 08/25/35 (B)	2,345,000	2,324,543
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl D
5.060%, 12/26/35 (B)	2,175,000	2,142,137

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SoFi Consumer Loan Program Trust, Ser 2026-2, Cl D
5.370%, 03/25/36 (B)	$450,000	$445,508
SoFi Consumer Loan Program Trust, Ser 2026-3, Cl D
5.640%, 06/25/35 (B)	2,695,000	2,679,223
Sunnova Helios XI Issuer, Ser 2023-A, Cl A
5.300%, 05/20/50 (B)	835,467	776,775
Sunnova Helios XII Issuer, Ser 2023-B, Cl A
5.300%, 08/22/50 (B)	812,387	756,134
Sunrun Neptune Issuer, Ser 2024-1A, Cl A
6.270%, 02/01/55 (B)	1,182,923	1,160,849
Switch ABS Issuer, Ser 2025-2A, Cl A21
5.121%, 10/25/55 (B)	1,090,000	1,065,683
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A3
5.290%, 06/20/50 (B)	865,000	852,761
Trinity Rail Leasing, Ser 2025-1A, Cl A
5.090%, 10/19/55 (B)	243,976	239,237
Trinity Rail Leasing, Ser 2026-1A, Cl A
5.350%, 04/19/56 (B)	595,876	587,201
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	81,943	80,549
Wendy's Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/55 (B)	1,154,200	1,118,457
Westgate Resorts, Ser 2023-1A, Cl C
7.490%, 12/20/37 (B)	812,966	825,095
Westlake Automobile Receivables Trust, Ser 2025-2A, Cl D
5.080%, 05/15/31 (B)	245,000	244,308
Zayo Issuer, Ser 2025-1A, Cl B
6.088%, 03/20/55 (B)	680,000	677,372
Zayo Issuer, Ser 2025-1A, Cl C
8.659%, 03/20/55 (B)	4,500,000	4,613,239
Zayo Issuer, Ser 2025-2A, Cl B
6.586%, 06/20/55 (B)	1,800,000	1,818,300
		106,467,359
Total Asset-Backed Securities
(Cost $179,220,080)		176,959,005

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS — 20.3%

	Face Amount	Value
U.S. Treasury Inflation Indexed Bonds
2.375%, 02/15/56	$4,012,114	$3,502,376
1.250%, 04/15/31	31,223,093	29,975,869
U.S. Treasury Notes
4.125%, 05/31/31	7,480,000	7,382,409
4.125%, 06/30/31	37,965,000	37,407,389
4.125%, 02/15/36	505,000	481,407
4.042%, USBMMY3M + 0.190%, 10/31/27(A)	30,720,000	30,780,329
3.955%, USBMMY3M + 0.103%, 04/30/28(A)	23,820,000	23,845,979
3.951%, USBMMY3M + 0.099%, 01/31/28(A)	24,720,000	24,746,494

Total U.S. Treasury Obligations
(Cost $159,053,872)		158,122,252

MUNICIPAL BONDS — 2.1%

Alaska — 0.0%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$380,000	$393,198

Arizona — 0.1%
Arizona Industrial Development Authority, RB
4.809%, 10/01/30	500,000	495,793

California — 0.4%
California Community Choice Financing Authority, RB
6.125%, 04/01/30	1,420,000	1,449,682
5.950%, 08/01/29	825,000	832,846
California Housing Finance Agency, RB
4.607%, 07/01/31 (A)	290,000	288,380
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	950,415
		3,521,323
Illinois — 0.3%
Illinois Finance Authority, RB
3.850%, 04/01/56 (A)(B)	1,000,000	1,000,000
Village of Deerfield Illinois, Ser B, GO
4.000%, 12/01/28	1,250,000	1,243,255
		2,243,255

MUNICIPAL BONDS — continued

	Face Amount	Value
Indiana — 0.0%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29 (H)	$234,358	$23

Iowa — 0.1%
Iowa Finance Authority, RB
7.000%, 11/01/27 (B)	415,000	415,958

Maryland — 0.0%
Montgomery County Housing Opportunities Commission, GO
4.482%, 12/01/29	250,000	249,440

Massachusetts — 0.1%
Massachusetts Housing Finance Agency, Ser B, RB
3.720%, 12/01/65 (A)	500,000	500,000

New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB
3.970%, 02/01/29 (A)(B)	2,500,000	2,500,000
3.840%, 07/01/33 (A)(B)	850,000	850,000
		3,350,000
New York — 0.3%
New York State Energy Research & Development Authority, Ser A, RB
6.226%, 04/01/31	700,000	701,629
5.822%, 04/01/28	500,000	499,654
4.621%, 04/01/27	820,000	819,082
		2,020,365
Pennsylvania — 0.3%
Redevelopment Authority of the City of Philadelphia, Ser A, RB
5.226%, 09/01/40	275,000	267,449
Redevelopment Authority of the City of Philadelphia, RB
5.123%, 09/01/37	1,300,000	1,282,406
4.132%, 11/01/30	550,000	538,051
		2,087,906
Wisconsin — 0.1%
Public Finance Authority, RB
6.250%, 06/01/31 (B)	223,432	222,232
Public Finance Authority, Ser A, RB
5.292%, 07/01/29	500,000	496,371
		718,603
Total Municipal Bonds
(Cost $16,254,695)		15,995,864

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

SOVEREIGN DEBT — 1.4%

	Face Amount	Value
CANADA — 0.3%
OMERS Finance Trust
3.500%, 04/19/32(B)	$2,000,000	$1,872,937

		1,872,937
FINLAND — 0.1%
Kuntarahoitus
3.625%, 10/09/29(B)	1,000,000	976,185

IRELAND — 0.3%
BB Blue Financing DAC
4.395%, 09/20/29	2,395,833	2,322,578

JAPAN — 0.5%
Japan Bank for International Cooperation
4.375%, 10/05/27	2,046,000	2,045,830
1.625%, 01/20/27	2,000,000	1,977,396
Japan International Cooperation Agency
4.250%, 05/22/30	230,000	227,398
		4,250,624
NETHERLANDS — 0.2%
Nederlandse Waterschapsbank
4.375%, 02/28/29(B)	400,000	399,512
1.000%, 05/28/30(B)	1,000,000	879,138
		1,278,650
SOUTH KOREA — 0.0%
Korea Electric Power
4.875%, 01/31/27(B)(G)	250,000	250,490

Total Sovereign Debt
(Cost $11,057,548)		10,951,464

BANK LOAN OBLIGATIONS — 0.3%

ECOLOGICAL SERVICES & EQUIPMENT — 0.3%
Terraform Power Operating Specified Refinancing Term Loan
5.700%, TSFR1M + 2.500%, 05/21/29(A)	$1,483,040	$1,479,956

BANK LOAN OBLIGATIONS — continued

	Face Amount	Value
ECOLOGICAL SERVICES & EQUIPMENT — continued
Vistra Zero Operating Company Term Loan
5.620%, 03/20/31	$995,000	$991,955
		2,471,911
Total Bank Loan Obligations
(Cost $2,474,679)		2,471,911

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

United States International Development Finance
1.790%, 10/15/29	$174,164	$165,887

Total U.S. Government Agency Obligation
(Cost $168,484)		165,887

SHORT-TERM INVESTMENT — 0.3%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.590%, (I)
(Cost $2,124,128)	2,124,128	$2,124,128
Total Short-Term Investment
(Cost $2,124,128)		2,124,128
Total Investments in Securities— 99.0%
(Cost $774,346,037)		$770,778,094

Percentages are based on Net Assets of $778,440,792.

‡	Real Estate Investment Trust.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at July 31, 2026 was $351,837,495 and represented 45.2% of Net Assets.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

JULY 31, 2026 (Unaudited)

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	No interest rate available.
(F)	Zero coupon security.
(G)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $2,076,504.
(H)	Security in default and no interest is being accrued.
(I)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2026, was $2,124,128.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO— Interest Only

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USBMMY3M — U.S. Treasury Bill Money Market Yield 3 Month

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%#

	Shares	Value
COMMUNICATION SERVICES — 10.3%
Alphabet, Cl A	425,561	$151,555,039
Alphabet, Cl C	345,528	123,232,561
AppLovin, Cl A *	19,556	7,742,220
AT&T	590,921	13,738,913
Charter Communications, Cl A *	6,079	881,333
Comcast, Cl A	259,005	6,205,760
EchoStar, Cl A *	10,848	912,208
Electronic Arts	18,460	3,874,016
Fox, Cl A	14,486	843,520
Fox, Cl B, Cl B	10,142	526,776
Meta Platforms, Cl A	158,958	88,493,508
Netflix *	295,856	21,215,834
News, Cl A	26,532	731,222
News, Cl B, Cl B	8,737	273,206
Omnicom Group	20,688	1,628,112
Paramount Skydance, Cl B (A)	22,880	182,125
TKO Group Holdings, Cl A	4,577	832,144
T-Mobile US	59,247	10,232,549
Trade Desk, Cl A *	31,000	559,240
Verizon Communications	426,165	19,948,784
Walt Disney	122,019	11,737,008
Warner Bros Discovery *	186,927	4,916,180
		470,262,258
CONSUMER DISCRETIONARY — 9.4%
Airbnb, Cl A *	30,377	4,602,723
Amazon.com *	687,858	186,808,475
Aptiv *	15,337	866,080
AutoZone *	1,198	3,613,467
Best Buy	14,195	1,224,461
Booking Holdings	56,322	10,864,514
Carnival	93,522	2,600,847
Carvana, Cl A *	52,040	3,245,214
Chipotle Mexican Grill, Cl A *	93,200	3,468,904
Darden Restaurants	8,325	1,694,803
Deckers Outdoor *	10,318	999,608
Domino's Pizza	2,224	772,706
DoorDash, Cl A *	27,506	5,395,577
DR Horton	19,169	2,742,317
eBay	32,272	3,679,331
Expedia Group	8,322	2,452,826
Ford Motor	284,517	4,176,710
Garmin	11,915	3,500,389
General Motors	65,516	5,821,752
Genuine Parts	10,003	1,244,073
Hasbro	9,800	920,612
Hilton Worldwide Holdings	16,547	5,303,148
Home Depot	69,990	23,233,880
Lennar, Cl A	15,623	1,286,554
Lowe's	40,708	8,459,529
Lululemon Athletica *	7,611	904,720
COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY— continued
Marriott International, Cl A	15,908	$5,930,980
McDonald's	49,926	13,511,973
NIKE, Cl B	87,235	3,638,572
Norwegian Cruise Line Holdings *	33,371	618,365
NVR *	196	1,204,822
O'Reilly Automotive *	60,226	5,381,193
PulteGroup	13,846	1,751,104
Ralph Lauren, Cl A	2,810	1,068,755
Ross Stores	23,415	5,878,804
Royal Caribbean Cruises	18,129	5,770,461
Starbucks	82,839	8,718,805
Tapestry	14,686	2,237,706
Tesla *	197,828	61,566,052
TJX	77,704	12,225,947
Tractor Supply	38,080	1,171,722
Ulta Beauty *	3,166	1,623,620
Williams-Sonoma	8,558	1,956,872
Yum! Brands	20,034	3,070,811
		427,209,784
CONSUMER STAPLES — 5.5%
Archer-Daniels-Midland	87,749	6,955,863
Brown-Forman, Cl B	67,273	1,932,753
Bunge Global	32,229	3,423,687
Casey's General Stores	3,222	2,806,362
Clorox	8,806	841,237
Coca-Cola	433,538	37,973,593
Colgate-Palmolive	91,884	8,389,009
Constellation Brands, Cl A	29,190	3,801,414
Costco Wholesale	38,906	37,034,232
Dollar General	16,007	2,033,689
Dollar Tree *	13,163	1,674,465
Estee Lauder, Cl A	18,017	1,511,626
General Mills	104,860	3,748,745
Hershey	27,232	4,766,962
Hormel Foods	97,417	2,436,399
J M Smucker	26,117	3,114,714
Kenvue	139,581	2,685,539
Keurig Dr Pepper	221,190	6,883,433
Kimberly-Clark	27,782	3,036,850
Kraft Heinz	199,756	5,163,693
Kroger	41,242	2,381,313
McCormick	23,061	1,173,805
Molson Coors Beverage, Cl B	40,528	1,684,344
Mondelez International, Cl A	191,928	11,959,034
Monster Beverage *	116,108	11,190,489
PepsiCo	169,141	23,605,318
Sysco	34,718	2,959,362
Target	33,981	4,909,915
Tyson Foods, Cl A	59,377	3,441,491

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Walmart	419,501	$46,648,511
		250,167,847
ENERGY — 3.5%
APA	25,652	957,333
Baker Hughes, Cl A	72,131	4,363,204
Chevron	131,551	25,893,129
ConocoPhillips	88,552	10,668,745
Devon Energy	83,797	3,781,758
Diamondback Energy	14,109	2,863,422
EOG Resources	38,714	5,756,385
EQT Corporation	45,500	2,424,695
Expand Energy Corporation	17,438	1,639,695
ExxonMobil Holdings	307,211	47,752,878
Halliburton	60,713	1,957,994
Kinder Morgan	142,314	4,579,665
Marathon Petroleum	21,220	6,715,493
Occidental Petroleum	52,787	3,012,554
ONEOK	45,800	4,159,098
Phillips 66	29,142	6,168,779
SLB Limited	108,642	5,387,557
Targa Resources	15,601	4,218,042
Texas Pacific Land	4,211	1,695,264
Valero Energy	21,583	6,753,321
Williams	88,847	6,356,114
		157,105,125
FINANCIALS — 13.2%
Aflac	46,743	5,958,798
Allstate	18,711	4,941,201
American Express	38,684	13,007,495
American International Group	38,526	3,027,373
Ameriprise Financial	6,534	3,566,518
Aon, Cl A	20,910	7,539,100
Apollo Global Management	33,524	4,210,279
Arch Capital Group *	25,263	2,539,689
Ares Management, Cl A	15,331	1,963,748
Arthur J Gallagher	18,673	4,657,420
Assurant	3,601	1,005,363
Bank of America	458,769	28,420,739
Bank of New York Mellon	49,890	7,799,304
Berkshire Hathaway, Cl B *	139,528	71,374,153
Blackstone	53,996	6,897,989
Block, Cl A *	38,900	3,160,236
Brown & Brown	21,204	1,492,762
Capital One Financial	45,233	9,454,045
Cboe Global Markets	7,607	2,359,920
Charles Schwab	114,874	12,089,340
Chubb	43,992	15,427,114
Cincinnati Financial	11,244	1,997,834
Citigroup	119,849	15,874,000
Citizens Financial Group	30,749	2,203,166
CME Group, Cl A	26,338	7,053,053
COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Coinbase Global, Cl A *	16,167	$2,364,585
Corpay *	4,751	1,815,405
Erie Indemnity, Cl A	1,847	447,048
Everest Group	2,876	1,076,055
FactSet Research Systems	2,648	696,954
Fidelity National Information Services	37,527	1,680,084
Fifth Third Bancorp	65,826	3,719,169
Fiserv *	38,775	2,091,523
Franklin Resources	22,260	753,724
Global Payments	16,865	1,418,009
Globe Life	5,644	1,028,619
Goldman Sachs Group	23,254	23,681,408
Hartford Insurance Group	19,925	2,827,557
Huntington Bancshares	147,351	2,510,861
Interactive Brokers Group, Cl A	32,400	2,850,876
Intercontinental Exchange	41,104	6,267,538
Invesco	32,186	952,706
Jack Henry & Associates	5,164	795,462
JPMorgan Chase	188,286	66,237,132
KeyCorp	66,967	1,512,784
Loews	12,264	1,422,747
M&T Bank	10,644	2,621,511
Marsh & McLennan	44,661	8,471,745
Mastercard, Cl A	66,737	38,246,975
MetLife	45,129	4,338,251
Moody's	10,920	5,223,910
Morgan Stanley	102,148	21,493,982
MSCI, Cl A	5,292	3,028,294
Nasdaq	32,517	3,062,776
Northern Trust	13,450	2,450,455
PayPal Holdings	64,099	3,667,104
PNC Financial Services Group	29,188	7,293,206
Principal Financial Group	14,288	1,624,546
Progressive	45,881	9,700,161
Prudential Financial	25,222	3,079,102
Raymond James Financial	12,607	2,218,580
Regions Financial	61,980	1,918,281
Robinhood Markets, Cl A *	57,538	4,980,489
S&P Global	22,038	9,078,113
State Street	20,117	3,704,747
Synchrony Financial	24,461	1,853,899
T Rowe Price Group	15,574	1,740,394
Travelers	20,990	7,857,816
Truist Financial	90,534	4,693,283
US Bancorp	112,838	7,109,922
Visa, Cl A	135,639	49,661,507
W R Berkley	21,417	1,553,589
Wells Fargo	215,035	18,589,776
Willis Towers Watson	6,865	2,306,091
		595,739,390

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 5.6%
Align Technology *	15,043	$2,544,674
Baxter International	138,600	3,625,776
Boston Scientific *	246,562	11,521,842
Cardinal Health	46,210	10,629,686
Cencora, Cl A	38,774	12,071,897
Centene *	43,500	2,706,570
Cigna Group	41,982	11,715,077
CVS Health	147,827	15,437,574
DaVita *	11,198	2,688,528
Dexcom *	55,213	4,607,525
Edwards Lifesciences *	109,934	9,462,019
Elevance Health	28,400	10,673,856
Henry Schein *	45,730	3,921,348
Humana	14,877	5,413,145
IDEXX Laboratories *	14,714	8,226,156
Insulet *	14,478	2,393,937
Intuitive Surgical *	45,703	16,148,241
Medtronic	199,843	17,064,594
Quest Diagnostics	34,030	7,929,330
ResMed	38,713	8,167,669
STERIS	31,890	7,283,676
Stryker	57,009	18,567,831
Veeva Systems, Cl A *	33,088	6,742,673
West Pharmaceutical Services	67,333	22,957,860
Zimmer Biomet Holdings	61,736	5,798,863
Zoetis, Cl A	339,236	26,219,550
		254,519,897
INDUSTRIALS — 8.1%
A O Smith	8,156	490,420
Allegion	6,246	983,120
AMETEK	33,328	8,055,711
Automatic Data Processing	37,622	10,024,758
Axon Enterprise *	5,859	3,092,146
Broadridge Financial Solutions	8,407	1,294,258
Builders FirstSource *	7,772	516,372
Carrier Global	76,486	4,727,600
Caterpillar	40,284	32,823,806
CH Robinson Worldwide	8,568	1,265,751
Cintas	32,695	6,690,378
Comfort Systems USA	3,968	6,863,410
Copart *	64,392	1,875,095
CSX	135,082	6,808,133
Cummins	17,116	10,854,967
Deere	25,614	15,180,649
Delta Air Lines	47,500	4,153,400
Dover	17,696	3,620,956
DuPont de Nemours	15,388	2,108,156
EMCOR Group	5,325	4,246,315
Equifax	8,655	1,494,026
Expeditors International of Washington	9,507	1,596,130
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Fastenal	138,058	$6,586,747
FedEx	15,956	4,904,874
Fedex Freight Holding *	7,901	1,110,328
GE Vernova	22,696	22,475,622
Generac Holdings *	4,645	915,576
Honeywell Aerospace *	22,935	4,741,582
Howmet Aerospace	40,530	11,439,998
Hubbell, Cl B	7,159	3,382,985
IDEX	9,005	2,075,202
Illinois Tool Works	34,090	9,782,125
Ingersoll Rand	32,259	2,689,755
JB Hunt Transport Services	5,415	1,471,526
Johnson Controls International	70,637	10,359,622
Lennox International	2,302	957,356
Masco	14,691	1,050,113
Nordson	7,919	2,358,120
Norfolk Southern	16,325	5,476,711
Old Dominion Freight Line	13,302	2,821,886
Otis Worldwide	29,981	2,157,133
PACCAR	64,088	8,503,196
Parker-Hannifin	13,983	13,654,819
Paychex	23,411	2,735,341
Pentair	11,750	768,920
Quanta Services	15,867	10,589,001
Republic Services, Cl A	25,433	5,354,918
Rockwell Automation	12,838	6,163,267
Rollins	27,970	1,062,021
Snap-on	7,203	2,956,183
Southwest Airlines	35,571	1,599,628
Stanley Black & Decker	11,287	1,067,524
Trane Technologies	23,326	10,612,164
Uber Technologies *	148,000	10,413,280
Union Pacific	43,154	12,606,578
United Airlines Holdings *	23,591	2,862,296
United Parcel Service, Cl B	54,266	5,655,603
United Rentals	5,722	6,175,526
Veralto	17,896	1,685,266
Verisk Analytics, Cl A	9,523	1,855,557
Vertiv Holdings, Cl A	32,667	7,891,367
Waste Management	40,622	9,202,914
Westinghouse Air Brake Technologies	24,553	7,141,486
WW Grainger	6,363	8,795,066
Xylem	21,999	2,573,223
		367,447,962
INFORMATION TECHNOLOGY — 37.2%
Accenture, Cl A	44,624	7,404,014
Adobe *	29,379	7,356,795
Advanced Micro Devices *	115,635	55,059,605
Akamai Technologies *	10,444	1,202,940
Amphenol, Cl A	101,377	16,291,284

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Analog Devices	38,292	$14,068,864
Apple	1,063,959	328,667,575
Applied Materials	58,220	29,556,547
Arista Networks *	77,215	13,925,725
Autodesk *	15,205	3,561,011
Broadcom	336,324	130,924,207
Cadence Design Systems *	25,140	8,548,103
CDW	9,286	1,372,564
Ciena *	13,261	5,000,060
Cisco Systems	310,071	35,965,135
Cognizant Technology Solutions, Cl A	34,401	1,904,095
Coherent *	18,550	4,876,610
Crowdstrike Holdings, Cl A *	74,800	14,276,328
Datadog, Cl A *	24,046	6,443,607
Dell Technologies, Cl C	21,026	8,523,310
F5 *	4,101	1,650,940
Fair Isaac *	1,686	1,893,327
First Solar *	7,810	1,648,144
Flex *	30,141	3,428,539
Fortinet *	47,096	7,627,197
Gartner *	4,866	734,863
Gen Digital	40,048	1,099,318
GoDaddy, Cl A *	9,639	797,531
Hewlett Packard Enterprise	106,219	5,087,890
HP	66,523	1,814,082
Intel *	337,293	30,423,829
International Business Machines	75,125	16,801,706
Intuit	20,101	6,353,323
Jabil	9,175	2,890,584
Keysight Technologies *	15,304	4,883,200
KLA	98,306	17,972,303
Lam Research	93,411	27,371,291
Lumentum Holdings *	6,198	4,425,000
Marvell Technology	63,924	11,989,585
Microchip Technology	39,283	2,918,334
Micron Technology	79,916	65,773,265
Microsoft	549,653	255,434,742
Monolithic Power Systems	3,726	5,313,388
Motorola Solutions	11,847	5,162,330
NetApp	14,343	2,560,226
NVIDIA	1,722,560	345,803,920
NXP Semiconductors	18,351	4,205,315
ON Semiconductor *	28,486	2,324,742
Oracle	119,237	15,485,309
Palo Alto Networks *	62,836	20,850,870
PTC *	8,396	1,151,931
Qnity Electronics	15,217	1,996,101
QUALCOMM	74,063	10,932,439
Roper Technologies	7,335	2,875,100
Salesforce	59,408	10,932,260
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
Sandisk *	10,728	$13,032,696
Seagate Technology Holdings	16,588	14,201,485
ServiceNow *	74,972	8,339,136
Skyworks Solutions	10,889	678,167
Super Micro Computer *	36,700	1,042,280
Synopsys *	13,875	5,394,045
TE Connectivity	20,511	4,218,908
Teradyne	13,998	5,146,925
Texas Instruments	67,714	18,671,458
Trimble *	16,900	956,202
Tyler Technologies *	3,065	948,924
VeriSign	6,987	2,026,370
Western Digital	25,757	14,033,444
Workday, Cl A *	14,807	2,374,154
Zebra Technologies, Cl A *	3,462	1,017,205
		1,689,622,702
MATERIALS — 2.1%
Air Products and Chemicals	19,888	5,864,772
Albemarle	9,001	1,058,878
Amcor	33,607	1,508,282
Avery Dennison	5,560	943,699
Ball	19,368	1,256,983
CF Industries Holdings	11,167	1,397,997
Corteva	61,839	4,867,348
CRH	56,047	5,325,025
Dow	58,128	1,760,697
Ecolab	24,429	6,782,223
Freeport-McMoRan	126,351	7,913,363
International Flavors & Fragrances	18,567	1,470,878
International Paper	38,530	1,573,180
Linde	42,303	20,236,909
LyondellBasell Industries, Cl A	18,795	1,166,794
Martin Marietta Materials	4,552	2,390,437
Mosaic	23,066	510,220
Newmont	90,248	8,457,140
Nucor	19,373	4,984,479
Packaging Corp of America	6,862	1,686,954
PPG Industries	16,202	1,790,645
Sherwin-Williams	20,100	6,851,085
Smurfit WestRock	38,141	1,753,342
Steel Dynamics	14,283	3,588,747
Vulcan Materials	10,190	2,736,728
		97,876,805
REAL ESTATE — 2.2%
American Tower ‡	33,864	5,870,663
AvalonBay Communities ‡	10,098	1,874,290
BXP ‡	10,772	755,333
Camden Property Trust ‡	7,306	809,578
CBRE Group, Cl A *	21,284	3,124,704
CoStar Group *	29,700	854,172

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Crown Castle International ‡	31,708	$2,419,321
Digital Realty Trust ‡	24,438	4,607,052
Equinix ‡	11,963	12,193,647
Equity Residential ‡	24,782	1,646,764
Essex Property Trust ‡	4,671	1,327,218
Extra Space Storage ‡	15,356	2,273,302
Federal Realty Investment Trust ‡	5,714	709,050
Host Hotels & Resorts ‡	46,291	1,163,293
Invitation Homes ‡	39,700	1,179,884
Iron Mountain ‡	21,626	2,645,292
Kimco Realty ‡	49,055	1,249,922
Mid-America Apartment Communities ‡	8,460	1,119,596
Prologis ‡	105,515	15,258,524
Public Storage ‡	11,484	3,722,768
Realty Income ‡	67,730	4,325,915
Regency Centers ‡	11,987	962,436
SBA Communications, Cl A ‡	7,709	1,395,175
Simon Property Group ‡	33,482	7,679,766
UDR ‡	21,483	819,791
Welltower ‡	88,984	20,861,409
Weyerhaeuser ‡	52,369	1,310,796
		102,159,661
UTILITIES — 2.5%
Alliant Energy	18,100	1,281,118
American Water Works	14,194	1,904,409
Atmos Energy	12,149	2,099,104
CenterPoint Energy	84,686	3,560,200
CMS Energy	22,437	1,615,240
Consolidated Edison	38,955	4,240,252
Constellation Energy	23,236	6,105,259
Dominion Energy	147,367	10,193,375
Edison International	27,987	2,053,406
Entergy	81,192	8,737,883
Eversource Energy	27,369	1,959,347
Exelon	114,813	5,260,732
COMMON STOCK — continued
	Shares	Value
UTILITIES— continued
FirstEnergy	62,057	$2,997,974
NextEra Energy	314,688	27,352,681
NRG Energy	15,336	2,059,471
PG&E	160,100	2,782,538
Pinnacle West Capital	8,809	889,621
Public Service Enterprise Group	35,046	2,687,327
Sempra	91,224	8,077,885
Southern	209,143	19,772,379
		115,630,201
Total Common Stock
(Cost $1,569,329,796)		4,527,741,632

RIGHTS — 0.0%
	Number of Rights
Abiomed*(B)(C)
Expires	5,594	—

TPG*(B)(C)
Expires	95,481	—

Total Rights
(Cost $–)		—

SHORT-TERM INVESTMENT — 0.0%
	Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.590%, (D)
(Cost $183,032)	183,032	$183,032
Total Short-Term Investment
(Cost $183,032)		183,032
Total Investments in Securities— 99.6%
(Cost $1,569,512,828)		$4,527,924,664

Percentages are based on Net Assets of $4,545,235,938.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

JULY 31, 2026 (Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-Mini	40	Sep-2026	$14,943,500	$15,038,500	$95,000

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $178,685.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration Date or Rate unavailable.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2026, was $183,032.

Cl — Class

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND†

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.6%
	Shares	Value
COMMUNICATION SERVICES — 1.3%
Cinemark Holdings	52,852	$1,933,855
Lumen Technologies *	160,380	1,023,224
Nexstar Media Group, Cl A	9,006	1,715,913
Roku, Cl A *	21,180	3,071,312
		7,744,304
CONSUMER DISCRETIONARY — 9.6%
Abercrombie & Fitch, Cl A *	840	83,614
Amer Sports *	113,950	4,046,364
Asbury Automotive Group *	4,798	1,111,697
Brunswick	25,437	2,009,523
Burlington Stores *	8,030	2,958,894
Cavco Industries *	4,790	2,620,274
Dorman Products *	14,540	1,936,146
Dutch Bros, Cl A *	35,440	2,333,015
Grand Canyon Education *	8,600	1,249,924
Group 1 Automotive	3,680	1,055,314
Kohl's	4,000	76,560
Kontoor Brands	20,149	1,687,277
LCI Industries	7,560	773,842
Levi Strauss, Cl A	82,960	2,034,179
Life Time Group Holdings *	74,210	3,346,871
Marriott Vacations Worldwide	19,800	1,930,698
Mohawk Industries *	12,660	1,558,446
National Vision Holdings *	77,100	1,699,284
Planet Fitness, Cl A *	13,450	751,989
Pool	3,430	636,985
Sally Beauty Holdings *	87,570	1,310,923
SharkNinja *	39,040	6,315,501
Signet Jewelers	16,304	1,514,642
Tapestry	26,710	4,069,803
Texas Roadhouse, Cl A	20,993	4,312,802
Toll Brothers	11,619	1,695,096
Under Armour, Cl A *	14,350	95,427
Victoria's Secret *	17,262	1,530,794
Visteon	17,037	1,781,048
		56,526,932
CONSUMER STAPLES — 2.6%
BJ's Wholesale Club Holdings *	34,870	3,409,589
Celsius Holdings *	90,090	2,631,529
Dollar Tree *	12,450	1,583,764
Marzetti	6,790	725,647
Performance Food Group *	35,563	4,068,052
Post Holdings *	12,950	1,183,760
Sprouts Farmers Market *	22,296	1,943,319
		15,545,660
ENERGY — 3.7%
Antero Resources *	68,390	2,471,614
Cactus, Cl A	45,370	2,949,504
DHT Holdings	78,510	1,457,931
Magnolia Oil & Gas, Cl A	53,560	1,377,027
COMMON STOCK — continued
	Shares	Value
ENERGY— continued
Matador Resources	17,930	$894,528
Ovintiv	53,260	3,326,620
Patterson-UTI Energy	134,850	1,413,228
Permian Resources, Cl A	169,280	3,607,357
Scorpio Tankers	20,380	1,586,787
TechnipFMC	38,820	2,781,841
		21,866,437
FINANCIALS — 14.1%
Affirm Holdings, Cl A *	40,940	2,927,619
AGNC Investment ‡	147,070	1,567,766
Annaly Capital Management ‡	76,290	1,733,309
Artisan Partners Asset Management, Cl A	41,020	1,609,625
Assurant	15,900	4,439,121
Atlantic Union Bankshares	43,110	1,829,157
BOK Financial	16,000	2,260,640
Commerce Bancshares	54,230	3,214,212
Cullen	11,220	1,866,335
Essent Group	27,195	1,793,782
Everest Group	6,246	2,336,941
First American Financial	27,150	2,035,979
First Horizon	97,960	2,511,694
First Interstate BancSystem, Cl A	48,120	1,829,522
FirstCash Holdings	8,200	1,672,882
Glacier Bancorp	66,320	3,268,913
Globe Life	32,440	5,912,190
Hamilton Lane, Cl A	13,480	1,198,507
Jack Henry & Associates	17,254	2,657,806
KeyCorp	157,460	3,557,021
Kinsale Capital Group	3,660	1,304,497
Lincoln National	41,720	1,902,849
LPL Financial Holdings	12,140	4,293,918
Pinnacle Financial Partners	15,260	1,605,810
Piper Sandler	30,772	2,332,518
RLI	37,369	2,288,478
SLM	82,100	2,134,190
SOUTHSTATE BANK CORP	24,710	2,596,774
Stifel Financial	27,064	2,243,876
Toast, Cl A *	41,440	1,337,269
UMB Financial	12,240	1,783,735
Virtus Investment Partners	12,152	1,936,421
Voya Financial	30,460	3,028,638
Western Alliance Bancorp	27,938	2,248,730
Wintrust Financial	11,760	1,876,190
		83,136,914
HEALTH CARE — 14.0%
Abivax ADR *	22,750	2,841,930
Adaptive Biotechnologies *	68,640	1,549,205
Agios Pharmaceuticals *	37,030	1,111,641
Alkermes *	69,956	3,427,144

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND†

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
Ascendis Pharma *	32,930	$8,031,956
AtriCure *	44,460	1,678,810
Axsome Therapeutics *	11,520	2,511,245
BrightSpring Health Services *	12,190	727,865
Cytokinetics *	17,450	1,345,918
DaVita *	11,979	2,876,038
Encompass Health	29,677	3,296,224
Envista Holdings *	132,076	3,606,996
Glaukos *	6,450	1,075,344
Globus Medical, Cl A *	63,000	4,963,770
Guardant Health *	27,370	4,433,666
Indivior Pharmaceuticals *	35,330	1,413,553
Insmed *	45,099	4,446,761
Insulet *	13,380	2,212,383
Integer Holdings *	14,620	1,772,090
Krystal Biotech *	3,890	1,326,957
Lantheus Holdings *	23,826	2,374,023
Legend Biotech ADR *	54,160	1,004,668
Ligand Pharmaceuticals *	8,840	2,541,854
LivaNova *	53,775	4,309,529
Medpace Holdings *	3,600	2,077,596
Molina Healthcare *	6,491	1,269,769
Natera *	14,420	3,861,099
Newamsterdam Pharma *	25,180	699,752
PTC Therapeutics *	24,450	1,662,845
Supernus Pharmaceuticals *	56,960	2,542,125
Tandem Diabetes Care *	51,280	999,960
Vaxcyte *	36,980	1,999,878
Vericel *	30,690	1,410,512
Xenon Pharmaceuticals *	20,680	1,296,016
		82,699,122
INDUSTRIALS — 19.1%
Allegion	12,327	1,940,270
API Group *	127,710	5,067,533
Applied Industrial Technologies	6,040	2,085,068
Axon Enterprise *	9,270	4,892,335
Brink's	19,620	2,323,989
Builders FirstSource *	19,060	1,266,346
Carpenter Technology	11,020	5,726,653
Clean Harbors *	8,110	2,537,457
Comfort Systems USA	2,644	4,573,300
Dycom Industries *	5,170	2,073,532
EnPro Industries	4,530	1,422,058
Federal Signal	16,110	2,012,944
FTAI Aviation	27,600	5,685,600
Gates Industrial Corp *	80,890	2,263,302
Hexcel	14,220	1,463,949
IDEX	15,560	3,585,802
ITT	26,117	5,118,410
Kirby *	21,090	2,765,743
COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
Knight-Swift Transportation Holdings, Cl A	39,510	$2,747,130
Korn Ferry	24,200	1,990,934
Lincoln Electric Holdings	19,050	4,977,956
MasTec *	9,770	2,570,487
Nordson	7,670	2,283,973
Owens Corning	20,610	2,862,729
Paylocity Holding *	9,679	1,334,686
Powell Industries	9,870	2,059,672
RBC Bearings *	3,570	1,968,177
Ryder System	11,091	2,843,954
Schneider National, Cl B	33,150	1,184,781
Sensata Technologies Holding	55,726	2,579,557
Simpson Manufacturing	6,310	1,184,639
SiteOne Landscape Supply *	10,710	1,011,452
SkyWest *	20,390	2,181,118
SPX Technologies *	11,298	2,481,267
Sterling Infrastructure *	3,320	1,981,276
Terex	37,564	2,360,522
Timken	23,058	3,171,628
V2X *	24,930	2,249,683
Valmont Industries	7,326	3,528,934
VSE	6,380	1,240,208
WESCO International	6,231	2,140,286
XPO *	15,680	3,151,210
		112,890,550
INFORMATION TECHNOLOGY — 14.3%
Advanced Energy Industries	9,794	2,835,559
Allegro MicroSystems *	28,770	1,193,955
Amdocs	27,085	1,509,176
Belden	11,860	1,471,233
Cognex	26,410	1,722,988
Commvault Systems *	9,409	1,108,380
Core Scientific *	72,790	1,508,209
Credo Technology Group Holding *	5,770	1,194,332
Descartes Systems Group *	13,120	986,099
Diodes *	13,800	1,136,016
Docusign, Cl A *	42,980	2,356,593
Dynatrace *	106,930	4,739,138
F5 *	5,328	2,144,893
Fabrinet *	4,870	2,120,447
Gen Digital	61,407	1,685,622
Guidewire Software *	10,850	1,648,549
Impinj *	8,200	1,241,152
Jabil	5,460	1,720,173
JFrog *	20,190	1,610,960
Littelfuse	7,128	3,151,503
MACOM Technology Solutions Holdings *	18,430	4,634,039
Manhattan Associates *	7,301	1,397,119
Microchip Technology	34,650	2,574,149

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND†

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
MKS	15,261	$4,539,384
Novanta *	12,730	1,814,661
Onto Innovation *	4,850	1,254,113
Procore Technologies *	22,820	1,249,851
Progress Software *	57,175	2,320,733
Q2 Holdings *	43,723	2,661,419
Qorvo *	17,240	1,561,427
Rigetti Computing *	58,990	881,901
Rubrik, Cl A *	28,360	2,052,130
SailPoint *	91,270	1,530,598
Samsara, Cl A *	103,450	3,855,582
Semtech *	21,800	2,568,476
SiTime *	3,020	1,616,304
Synaptics *	10,480	1,124,714
TD SYNNEX	8,700	2,224,590
Teradata *	55,841	1,730,513
Terawulf *	40,470	714,700
TTM Technologies *	22,830	2,635,495
Viasat *	16,440	1,264,729
Viavi Solutions *	27,330	1,009,844
		84,301,448
MATERIALS — 3.8%
Avery Dennison	10,160	1,724,457
Avient	28,743	1,043,946
Coeur Mining	45,230	674,379
Commercial Metals	29,059	1,996,935
Crown Holdings	16,460	1,939,811
Eagle Materials	9,151	1,875,406
Element Solutions	47,521	1,745,446
Ingevity *	21,557	1,576,032
Mosaic	57,710	1,276,545
Packaging Corp of America	10,770	2,647,697
Quaker Chemical	11,712	1,880,010
Reliance	5,288	2,147,457
RPM International	19,287	2,065,059
		22,593,180
REAL ESTATE — 4.9%
Agree Realty ‡	16,420	1,277,476
Camden Property Trust ‡	25,160	2,787,980
CareTrust REIT ‡	50,750	2,128,455
Cushman & Wakefield *	181,580	2,436,804
EastGroup Properties ‡	6,470	1,352,295
Federal Realty Investment Trust ‡	22,520	2,794,507
First Industrial Realty Trust ‡	39,340	2,590,146
Highwoods Properties ‡	45,865	1,519,507
Jones Lang LaSalle *	12,820	4,551,484
Kilroy Realty ‡	58,160	2,257,771
Ryman Hospitality Properties ‡	12,366	1,652,716
Sun Communities ‡	12,632	1,559,799
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
WP Carey ‡	29,170	$2,146,912
		29,055,852
UTILITIES — 2.2%
IDACORP	13,720	1,960,725
National Fuel Gas	27,974	2,302,540
Pinnacle West Capital	19,550	1,974,355
Portland General Electric	24,370	1,202,172
Talen Energy *	9,129	3,049,999
UGI	66,360	2,396,923
		12,886,714
Total Common Stock
(Cost $510,656,117)		529,247,113

EXCHANGE-TRADED FUND — 3.2%

iShares Russell 2000 ETF	64,427	18,761,142

Total Exchange-Traded Fund
(Cost $19,261,135)		18,761,142

RIGHTS — 0.0%

	Number of Rights
Toriba Therapeutics(A)(B) Expires	2,044	—

Total Rights
(Cost $123)		—
Total Investments in Securities— 92.8%
(Cost $529,917,375)		$548,008,255

Percentages are based on Net Assets of $590,321,326.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-MID CAP EQUITY FUND†

JULY 31, 2026 (Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Index E-Mini	190	Sep-2026	$28,792,329	$27,911,000	$(881,329)

†	Formerly Catholic Responsible Investments Small-Cap Fund, effective June 29, 2026.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration Date or Rate unavailable.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

REIT — Real Estate investment Trust

Ser — Series

SPX — Standard & Poor's 500 Index

USD — U.S. Dollar

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%#

	Shares	Value
COMMUNICATION SERVICES — 8.5%
Alphabet, Cl A	52,564	$18,719,617
Alphabet, Cl C	40,006	14,268,140
AppLovin, Cl A *	639	252,980
Comcast, Cl A	1,980	47,441
Meta Platforms, Cl A	30,878	17,190,091
Netflix *	85,211	6,110,481
Space Exploration Technologies, Cl A *(A)	6,121	663,333
Spotify Technology *	121	60,493
TKO Group Holdings, Cl A	946	171,992
T-Mobile US	4,752	820,718
Walt Disney	39,825	3,830,767
		62,136,053
CONSUMER DISCRETIONARY — 7.7%
Airbnb, Cl A *	305	46,214
Amazon.com *	142,599	38,727,037
Aptiv *	16,448	928,819
AutoZone *	50	150,813
Booking Holdings	15,156	2,923,592
Carvana, Cl A *	2,430	151,535
Cava Group *	17,131	1,117,455
Chipotle Mexican Grill, Cl A *	52,623	1,958,628
Domino's Pizza	197	68,446
DoorDash, Cl A *	440	86,310
Garmin	100	29,378
General Motors	1,805	160,392
Hilton Worldwide Holdings	792	253,828
Home Depot	2,028	673,215
Lowe's	789	163,962
Marriott International, Cl A	3,832	1,428,685
McDonald's	1,461	395,405
NIKE, Cl B	1,990	83,003
O'Reilly Automotive *	28,117	2,512,254
Ross Stores	746	187,298
Royal Caribbean Cruises	374	119,044
Starbucks	1,184	124,616
Tapestry	12,590	1,918,338
Tesla *	4,748	1,477,625
TJX	2,007	315,781
Toll Brothers	972	141,805
Tractor Supply	1,049	32,278
Ulta Beauty *	170	87,181
Viking Holdings *	897	93,602
Yum! Brands	979	150,061
		56,506,600
CONSUMER STAPLES — 5.1%
Casey's General Stores	1,477	1,286,467
Coca-Cola	75,802	6,639,497
Coca-Cola Europacific Partners	14,708	1,609,938
Colgate-Palmolive	5,969	544,970
COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES— continued
Costco Wholesale	4,793	$4,562,409
Dollar General	100	12,705
Dollar Tree *	493	62,714
Estee Lauder, Cl A	4,056	340,298
Keurig Dr Pepper	12,223	380,380
McCormick	224	11,402
Mondelez International, Cl A	8,601	535,928
Monster Beverage *	39,921	3,847,586
PepsiCo	3,567	497,810
Sysco	21,817	1,859,681
Target	818	118,193
Tyson Foods, Cl A	819	47,469
Unilever ADR	94,719	6,006,132
US Foods Holding *	74,173	7,461,062
Walmart	12,230	1,359,976
		37,184,617
ENERGY — 3.2%
Baker Hughes, Cl A	2,024	122,432
Cenovus Energy	133,431	4,028,282
Chevron	3,918	771,180
ConocoPhillips	50,711	6,109,661
Diamondback Energy	23,193	4,707,019
EOG Resources	893	132,780
EQT Corporation	2,421	129,015
ExxonMobil Holdings	6,531	1,015,179
Kinder Morgan	560	18,021
Marathon Petroleum	11,601	3,671,368
Phillips 66	595	125,950
SLB Limited	48,086	2,384,585
Targa Resources	756	204,400
Valero Energy	462	144,560
Williams	3,612	258,402
		23,822,834
FINANCIALS — 14.1%
Allstate	8,744	2,309,116
American Express	12,214	4,106,958
American International Group	2,347	184,427
Aon, Cl A	6,363	2,294,179
Apollo Global Management	32,341	4,061,706
Ares Management, Cl A	993	127,193
Axis Capital Holdings	1,032	108,690
Bank of America	11,074	686,034
Bank of New York Mellon	1,999	312,504
Berkshire Hathaway, Cl B *	21,269	10,879,944
Blackstone	330	42,157
Block, Cl A *	4,317	350,713
Capital One Financial	20,512	4,287,294
Charles Schwab	3,741	393,703
Chubb	1,318	462,196
Citigroup	4,337	574,436
Corpay *	7,353	2,809,655

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS— continued
Equitable Holdings	3,344	$159,342
Everest Group	5,489	2,053,709
Fifth Third Bancorp	2,423	136,900
Fiserv *	754	40,671
Global Payments	349	29,344
Goldman Sachs Group	431	438,922
Huntington Bancshares	144,560	2,463,302
Interactive Brokers Group, Cl A	1,100	96,789
Intercontinental Exchange	21,476	3,274,660
Invesco	1,582	46,827
JPMorgan Chase	35,175	12,374,213
KeyCorp	4,120	93,071
Lincoln National	600	27,366
LPL Financial Holdings	9,890	3,498,093
Marsh & McLennan	2,189	415,231
Mastercard, Cl A	11,484	6,581,480
MetLife	2,864	275,316
Moody's	21,466	10,268,905
Morgan Stanley	24,921	5,243,877
MSCI, Cl A	150	85,836
PayPal Holdings	2,100	120,141
Popular	331	57,995
Progressive	521	110,150
Robinhood Markets, Cl A *	1,038	89,849
S&P Global	5,805	2,391,254
Tradeweb Markets, Cl A	2,032	204,216
US Bancorp	5,244	330,424
Visa, Cl A	39,389	14,421,495
Voya Financial	947	94,160
Wells Fargo	47,198	4,080,267
Western Alliance Bancorp	795	63,990
Willis Towers Watson	716	240,519
		103,799,219
HEALTH CARE — 6.3%
Boston Scientific *	4,122	192,621
BrightSpring Health Services *	946	56,486
Cardinal Health	20,736	4,769,902
Cencora, Cl A	18,191	5,663,586
Centene *	65,847	4,097,000
Cigna Group	285	79,529
CVS Health	46,397	4,845,239
Dexcom *	745	62,170
Edwards Lifesciences *	734	63,175
Elevance Health	965	362,686
Guardant Health *	2,287	370,471
Humana	8,503	3,093,902
IDEXX Laboratories *	4,095	2,289,392
Intuitive Surgical *	1,011	357,217
Medtronic	4,361	372,386
Natera *	659	176,454
Quest Diagnostics	23,462	5,466,880
COMMON STOCK — continued
	Shares	Value
HEALTH CARE— continued
ResMed	100	$21,098
Stryker	35,393	11,527,500
Veeva Systems, Cl A *	525	106,984
West Pharmaceutical Services	5,385	1,836,070
Zoetis, Cl A	233	18,008
		45,828,756
INDUSTRIALS — 10.6%
AMETEK	43,310	10,468,460
API Group *	1,081	42,894
Axon Enterprise *	379	200,021
Bloom Energy, Cl A *	300	61,743
Canadian National Railway	1,761	224,017
Carrier Global	2,935	181,412
Caterpillar	1,341	1,092,660
CH Robinson Worldwide	26,670	3,939,959
Cintas	1,104	225,911
Comfort Systems USA	35	60,539
Copart *	37,998	1,106,502
CSX	9,271	467,258
Cummins	6,532	4,142,595
Deere	867	513,845
Dover	496	101,491
Equifax	429	74,054
Esab	1,623	140,438
FedEx	11,517	3,540,326
Fedex Freight Holding *	75	10,540
GE Vernova	11,409	11,298,219
Howmet Aerospace	1,610	454,439
Hubbell, Cl B	8,301	3,922,638
Ingersoll Rand	1,389	115,815
Innio *	4,480	109,402
Johnson Controls International	1,384	202,977
Madison Air Solutions, Cl A *	837	24,323
Middleby *	1,043	139,324
Midera Food Processing, Cl W *	754	36,154
Mueller Industries	12,160	807,546
Nextpower, Cl A *	500	44,935
Old Dominion Freight Line	9,938	2,108,247
PACCAR	2,664	353,460
Parker-Hannifin	560	546,857
Quanta Services	100	66,736
QXO *	251,521	3,345,229
Republic Services, Cl A	353	74,324
Saia *	741	257,594
SiteOne Landscape Supply *	611	57,703
StandardAero *	217,092	6,362,966
Stanley Black & Decker	665	62,896
Trane Technologies	488	222,016
TransUnion	21,145	1,662,420
Uber Technologies *	57,429	4,040,704
United Airlines Holdings *	23,651	2,869,576

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS— continued
United Rentals	6,329	$6,830,637
Verisk Analytics, Cl A	7,584	1,477,742
Vertiv Holdings, Cl A	1,798	434,343
Waste Connections	431	72,141
Waste Management	741	167,874
Westinghouse Air Brake Technologies	8,811	2,562,767
WW Grainger	52	71,875
Xylem	100	11,697
		77,410,241
INFORMATION TECHNOLOGY — 34.1%
Accenture, Cl A	3,001	497,926
Advanced Micro Devices *	12,978	6,179,475
Amphenol, Cl A	86,225	13,856,357
Analog Devices	23,306	8,562,857
Apple	106,402	32,868,642
Applied Materials	20,093	10,200,613
Arista Networks *	3,088	556,921
ASML Holding, Cl G	2,646	4,310,334
Autodesk *	305	71,431
Broadcom	62,223	24,222,169
Cadence Design Systems *	2,581	877,592
CDW	200	29,562
Ciena *	36	13,574
Cisco Systems	9,337	1,082,999
Cognizant Technology Solutions, Cl A	700	38,745
Coherent *	115	30,232
Crowdstrike Holdings, Cl A *	15,981	3,050,134
Datadog, Cl A *	792	212,232
Dell Technologies, Cl C	13,110	5,314,401
Descartes Systems Group *	1,505	113,116
F5 *	100	40,257
Fair Isaac *	25	28,074
First Solar *	242	51,069
Flex *	35,162	3,999,677
Intel *	7,122	642,404
International Business Machines	1,800	402,570
Intuit	364	115,049
Jabil	346	109,007
Keysight Technologies *	786	250,797
KLA	2,725	498,185
Lam Research	1,834	537,399
Lumentum Holdings *	5	3,570
Marvell Technology	7,084	1,328,675
Microchip Technology	43,903	3,261,554
Micron Technology	8,982	7,392,455
Microsoft	80,786	37,542,870
Monolithic Power Systems	89	126,917
Motorola Solutions	306	133,340
NVIDIA	242,642	48,710,381
COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY— continued
NXP Semiconductors	19,132	$4,384,289
Oracle	43,070	5,593,501
Palo Alto Networks *	1,466	486,463
PTC *	188	25,794
Qnity Electronics	534	70,050
QUALCOMM	875	129,159
Salesforce	1,757	323,323
Sandisk *	122	148,209
Seagate Technology Holdings	3,418	2,926,252
ServiceNow *	23,629	2,628,254
Shopify, Cl A *	626	73,336
Snowflake, Cl A *	10,579	3,102,609
Taiwan Semiconductor Manufacturing ADR	24,658	9,967,997
TE Connectivity	1,033	212,478
Teradyne	333	122,441
Texas Instruments	9,107	2,511,164
VeriSign	100	29,002
Western Digital	601	327,449
Workday, Cl A *	254	40,726
		250,366,058
MATERIALS — 4.5%
Agnico Eagle Mines	539	78,301
Albemarle	589	69,290
Ball	1,311	85,084
CF Industries Holdings	478	59,841
Corteva	1,168	91,933
CRH	57,908	5,501,839
Ecolab	9,456	2,625,269
Franco-Nevada	525	111,783
Freeport-McMoRan	51,427	3,220,873
International Paper	2,427	99,094
Kinross Gold	149,745	3,459,109
Linde	24,106	11,531,828
Martin Marietta Materials	222	116,581
Mosaic	2,236	49,461
MP Materials *	1,023	42,322
Packaging Corp of America	329	80,881
Reliance	6,571	2,668,483
RPM International	88	9,422
Sherwin-Williams	461	157,132
Steel Dynamics	10,426	2,619,637
West Fraser Timber	1,009	65,434
		32,743,597
REAL ESTATE — 0.9%
American Tower ‡	26,592	4,609,989
AvalonBay Communities ‡	437	81,112
BXP ‡	733	51,398
CBRE Group, Cl A *	834	122,440
CubeSmart ‡	461	19,113
Equinix ‡	265	270,109

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Equity LifeStyle Properties ‡	231	$15,031
Essex Property Trust ‡	281	79,843
Federal Realty Investment Trust ‡	669	83,016
Prologis ‡	1,512	218,650
Public Storage ‡	415	134,531
Rexford Industrial Realty ‡	771	29,121
Simon Property Group ‡	455	104,363
Sun Communities ‡	181	22,350
Welltower ‡	2,123	497,716
		6,338,782
UTILITIES — 2.3%
Alliant Energy	5,695	403,092
American Water Works	400	53,668
Atmos Energy	1,062	183,492
CenterPoint Energy	42,908	1,803,852
CMS Energy	950	68,391
Consolidated Edison	3,180	346,143
Constellation Energy	679	178,407
Dominion Energy	3,185	220,307
Entergy	30,935	3,329,225
Exelon	1,055	48,340
FirstEnergy	92,104	4,449,544
NextEra Energy	8,653	752,119
NRG Energy	10,369	1,392,453
Sempra	4,422	391,568
Southern	37,717	3,565,765
		17,186,366
Total Common Stock
(Cost $483,087,660)		713,323,123

SHORT-TERM INVESTMENT — 0.1%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.590%, (B)
(Cost $593,683)	593,683	$593,683
Total Short-Term Investment
(Cost $593,683)		593,683
Total Investments in Securities— 97.4%
(Cost $483,681,343)		$713,916,806

Percentages are based on Net Assets of $732,885,733.

*	Non-income producing security.

‡	Real Estate Investment Trust.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $581,757.

(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2026, was $593,683.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%#
	Shares	Value
AUSTRALIA — 0.2%
Materials — 0.2%
Sandfire Resources *	367,531	$4,856,164

AUSTRIA — 0.6%
Financials — 0.6%
Erste Group Bank	101,933	13,294,956

BELGIUM — 0.6%
Consumer Staples — 0.2%
Anheuser-Busch InBev	61,430	5,323,408

Materials — 0.4%
Syensqo	101,295	8,990,600

		14,314,008
BERMUDA — 0.9%
Financials — 0.9%
Arch Capital Group *	221,302	22,247,490

BRAZIL — 1.6%
Consumer Discretionary — 0.1%
Cogna Educacao	1,295,690	589,107
Construtora Tenda S	109,396	651,555
Vibra Energia	257,400	1,823,354
		3,064,016
Energy — 0.1%
Petroleo Brasileiro - Petrobras ADR, Cl A	160,386	2,750,620

Financials — 0.9%
Banco BTG Pactual	328,400	3,665,587
NU Holdings, Cl A *	1,191,562	17,075,083
Pagseguro Digital, Cl A	138,317	1,333,376
		22,074,046
Industrials — 0.1%
Localiza Rent a Car	324,086	2,409,922

Materials — 0.4%
Gerdau ADR	459,128	2,277,275
Vale	400,500	6,017,767
		8,295,042
COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Utilities — 0.0%
Cia de Saneamento de Minas Gerais Copasa MG	37,600	$475,416

		39,069,062
CANADA — 3.9%
Consumer Discretionary — 0.2%
Gildan Activewear	79,900	4,419,746

Energy — 0.8%
Gibson Energy, Cl Common Subs. Receipt	120,400	2,754,133
TC Energy	268,232	18,049,757
		20,803,890
Industrials — 2.3%
Canadian Pacific Kansas City (CAD)	132,303	11,743,501
Canadian Pacific Kansas City (USD)	281,973	25,064,580
Stantec	88,500	6,241,084
Waste Connections	69,311	11,601,275
		54,650,440
Information Technology — 0.3%
Shopify, Cl A *	58,600	6,858,144

Materials — 0.3%
Agnico Eagle Mines	25,600	3,713,948
Wheaton Precious Metals	32,800	3,565,131
		7,279,079
		94,011,299
CHILE — 0.0%
Industrials — 0.0%
Latam Airlines Group	36,393,422	969,733

CHINA — 5.6%
Communication Services — 1.9%
G-bits Network Technology Xiamen, Cl A	28,700	1,653,564
Giant Network Group, Cl A	303,200	1,317,950
NetEase ADR	27,619	3,680,784
Tencent Holdings	618,494	37,795,686
Weibo ADR (A)	108,122	881,194
		45,329,178
Consumer Discretionary — 0.9%
Alibaba Group Holding ADR	37,651	4,602,835
Atour Lifestyle Holdings ADR	16,034	550,447
JD.com ADR	43,856	1,447,687
Li Ning	533,500	1,030,732

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Consumer Discretionary— continued
TAL Education Group ADR *	126,951	$1,586,887
Yum China Holdings	270,464	13,030,955
		22,249,543
Consumer Staples — 0.1%
DaShenLin Pharmaceutical Group, Cl A	172,800	482,769
Guangdong Haid Group, Cl A	94,195	690,646
		1,173,415
Energy — 0.1%
PetroChina, Cl H	1,952,000	2,484,095

Financials — 0.9%
China Construction Bank, Cl H	7,851,921	9,214,587
China International Capital, Cl H	617,600	1,703,485
China Life Insurance, Cl H	641,000	2,386,650
Industrial & Commercial Bank of China, Cl H	4,305,000	4,118,530
New China Life Insurance, Cl H	246,600	1,520,773
People's Insurance Group of China, Cl H	1,411,000	981,019
PICC Property & Casualty, Cl H	236,000	492,593
		20,417,637
Health Care — 0.1%
Jointown Pharmaceutical Group, Cl A	1,067,279	814,274
Sinopharm Group, Cl H	690,000	1,530,297
		2,344,571
Industrials — 1.2%
Contemporary Amperex Technology, Cl A	406,393	23,824,671
COSCO SHIPPING Holdings, Cl H	906,700	1,824,212
Harbin Electric, Cl H	408,000	820,275
JD Logistics *	488,100	936,049
Yutong Bus, Cl A	441,500	2,106,912
		29,512,119
Information Technology — 0.1%
Zhongji Innolight, Cl A	16,536	2,202,019

Materials — 0.3%
Asia - Potash International Investment Guangzhou, Cl A	204,200	1,567,534
China Lumena New Materials *(B)	15,350	—
Jiangxi Copper, Cl H	203,000	913,473
Tianqi Lithium, Cl A *	106,800	718,218
Zangge Mining, Cl A	119,300	1,421,407
COMMON STOCK — continued
	Shares	Value
CHINA — continued
Materials— continued
Zijin Mining Group, Cl H	648,000	$2,751,677
		7,372,309
		133,084,886
COLUMBIA — 0.1%
Financials — 0.1%
Grupo Cibest ADR	12,536	1,159,831

DENMARK — 0.3%
Consumer Staples — 0.1%
Carlsberg, Cl B	23,745	3,488,626

Health Care — 0.2%
Ascendis Pharma *	17,314	4,223,058

		7,711,684
FRANCE — 8.8%
Communication Services — 0.2%
Publicis Groupe	40,600	4,323,488

Consumer Discretionary — 2.5%
Hermes International	43	76,019
Kering	122,957	40,493,321
LVMH Moet Hennessy Louis Vuitton	34,554	18,932,028
		59,501,368
Consumer Staples — 0.5%
Danone	55,253	4,288,224
L'Oreal	15,565	6,916,944
		11,205,168
Financials — 2.4%
BNP Paribas	170,013	21,554,616
Societe Generale	379,934	35,631,987
Worldline *(A)	95,858	1,360,227
		58,546,830
Health Care — 0.3%
Abivax *	14,398	1,782,856
Ipsen	28,951	5,581,458
		7,364,314
Industrials — 2.6%
Alstom *	1,255,045	23,198,456
Cie de Saint-Gobain	227,615	21,344,631
Elis	135,481	3,877,359
Rexel	220,841	9,143,290
Schneider Electric	11,624	3,896,689
		61,460,425

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Materials — 0.3%
Air Liquide	44,365	$8,720,572

		211,122,165
GERMANY — 9.0%
Communication Services — 1.1%
Deutsche Telekom	623,381	19,194,779
Scout24	82,512	7,058,102
		26,252,881
Consumer Discretionary — 0.3%
adidas	35,633	6,578,061

Financials — 1.5%
Deutsche Bank	357,033	13,111,327
Deutsche Boerse	50,965	15,316,915
Hannover Rueck	28,139	8,092,680
		36,520,922
Industrials — 4.3%
Daimler Truck Holding	384,037	21,672,424
Deutsche Lufthansa	921,758	9,650,224
Siemens Energy	412,185	70,260,137
		101,582,785
Information Technology — 1.7%
Infineon Technologies	144,030	10,312,800
Nemetschek	83,838	5,638,333
SAP	135,858	24,845,956
		40,797,089
Materials — 0.1%
LANXESS	169,707	3,234,355

Utilities — 0.0%
RWE	1,067	70,032

		215,036,125
GREECE — 0.5%
Consumer Discretionary — 0.0%
FF Group *	8,921	—

Financials — 0.5%
National Bank of Greece	659,689	12,315,641

		12,315,641
HONG KONG — 1.3%
Consumer Discretionary — 0.1%
Geely Automobile Holdings	711,000	1,801,181
Yum China Holdings	9,950	471,524
		2,272,705
COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Consumer Staples — 0.0%
WH Group	75,534	$81,281

Financials — 1.1%
AIA Group	1,330,200	13,410,979
China Taiping Insurance Holdings	335,200	940,560
Prudential	723,068	10,850,539
		25,202,078
Information Technology — 0.1%
Lenovo Group	1,122,000	3,431,642

		30,987,706
HUNGARY — 0.1%
Industrials — 0.1%
Wizz Air Holdings *	204,135	2,947,494

INDIA — 3.2%
Consumer Discretionary — 0.3%
Bajaj Auto	24,834	2,997,723
Eicher Motors	15,405	1,263,937
FSN E-Commerce Ventures *	196,508	686,887
Lenskart Solutions *	116,449	685,051
Mahindra & Mahindra	28,995	1,032,443
TVS Motor	15,584	704,073
		7,370,114
Consumer Staples — 0.2%
Nestle India	122,862	1,943,009
Varun Beverages	650,546	3,014,575
		4,957,584
Energy — 0.3%
Aegis Logistics *	90,419	1,212,080
Chennai Petroleum	146,862	1,939,719
Oil & Natural Gas	1,088,831	2,773,945
Vedanta Oil and Gas *	432,549	161,115
		6,086,859
Financials — 1.3%
Bandhan Bank	221,696	404,378
BSE	42,260	1,614,157
HDFC Bank ADR	138,669	3,318,349
ICICI Bank ADR	576,104	17,277,359
IIFL Finance	202,959	1,294,122
LIC Housing Finance	273,567	1,499,262
Mahindra & Mahindra Financial Services	214,768	867,839
Muthoot Finance	61,714	2,016,316
PNB Housing Finance	69,656	768,429

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA — continued
Financials— continued
South Indian Bank	3,669,670	$1,795,449
		30,855,660
Industrials — 0.1%
Cemindia Projects	68,956	988,896
Gujarat Pipavav Port	589,208	927,537
		1,916,433
Information Technology — 0.2%
Sterlite Technologies *	255,227	1,490,698
Tech Mahindra	191,986	3,333,518
		4,824,216
Materials — 0.8%
APL Apollo Tubes	204,856	3,905,496
Asian Paints	81,865	2,354,857
Chambal Fertilisers and Chemicals	207,984	956,069
Grasim Industries	52,307	1,698,962
Hindalco Industries	288,633	2,957,582
National Aluminium	845,138	3,109,317
Navin Fluorine International	20,637	1,636,637
Pidilite Industries	40,238	679,469
Vedanta Aluminium Metal *(B)	432,549	2,059,045
Vedanta Iron & Steel *(B)	432,549	146,336
		19,503,770
Utilities — 0.0%
PTC India	222,995	410,389
Talwandi Sabo Power *(B)	432,549	156,491
		566,880
		76,081,516
INDONESIA — 0.1%
Consumer Staples — 0.0%
Indofood Sukses Makmur	47,700	18,467

Energy — 0.0%
Adaro Andalan Indonesia	733,300	377,661

Financials — 0.1%
Bank Central Asia	7,563,300	2,650,747

		3,046,875
IRELAND — 2.8%
Financials — 1.1%
AIB Group	1,249,137	14,823,270
Aon, Cl A	34,248	12,348,117
		27,171,387
Health Care — 0.9%
Medtronic	250,047	21,351,513
COMMON STOCK — continued
	Shares	Value
IRELAND — continued
Industrials — 0.4%
Ryanair Holdings	306,958	$8,588,151

Materials — 0.4%
Smurfit WestRock	214,636	9,866,817

		66,977,868
ISRAEL — 0.3%
Information Technology — 0.3%
Nice ADR *(A)	67,260	6,644,615

ITALY — 1.6%
Financials — 1.3%
Banca Monte dei Paschi di Siena	346,632	4,632,107
UniCredit	275,680	25,941,259
		30,573,366
Industrials — 0.1%
Enav	361,957	2,109,076

Utilities — 0.2%
Enel	518,969	5,847,710

		38,530,152
JAPAN — 7.7%
Communication Services — 0.7%
KDDI	744,100	13,698,756
Nintendo	2,500	119,166
TV Asahi Holdings	96,100	1,882,453
		15,700,375
Financials — 1.7%
Sompo Holdings	566,700	25,140,612
Sumitomo Mitsui Financial Group	129,400	5,555,990
Tokio Marine Holdings	216,100	11,005,539
		41,702,141
Health Care — 0.6%
Hoya	93,600	14,302,247

Industrials — 2.3%
BayCurrent (A)	63,500	2,861,953
Kajima	182,200	6,083,488
Mitsubishi Electric	450,800	16,226,984
Nisshinbo Holdings	145,500	1,953,382
Obayashi	390,700	7,673,149
Organo	28,500	2,562,250

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Industrials— continued
SMC	41,700	$18,003,337
		55,364,543
Information Technology — 2.2%
Advantest	107,100	21,145,078
Keyence	25,300	12,680,588
Renesas Electronics	986,400	19,756,263
		53,581,929
Materials — 0.2%
Toyo Seikan Group Holdings	137,200	3,483,484

		184,134,719
JERSEY — 0.1%
Industrials — 0.1%
Rosebank Industries *	425,221	1,926,150

MALAYSIA — 0.1%
Consumer Staples — 0.0%
SD Guthrie	448,500	721,068

Industrials — 0.1%
Zetrix Ai	7,867,400	1,431,340

Materials — 0.0%
Press Metal Aluminium Holdings	525,200	1,019,539

		3,171,947
MEXICO — 0.5%
Consumer Staples — 0.1%
Arca Continental	138,900	1,583,664

Energy — 0.1%
Vista Energy ADR *	25,606	1,803,943

Financials — 0.2%
Gentera	669,600	1,551,815
Grupo Financiero Banorte, Cl O	210,300	2,419,788
		3,971,603
Materials — 0.1%
Grupo Mexico	210,600	2,528,234
Industrias Penoles	17,803	817,123
		3,345,357
		10,704,567
COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 5.5%
Communication Services — 0.2%
Universal Music Group	201,423	$3,315,896

Consumer Staples — 0.6%
Heineken	165,714	14,969,974

Financials — 0.6%
ASR Nederland	26,111	2,129,940
ING Groep	331,516	11,623,715
		13,753,655
Health Care — 0.7%
Koninklijke Philips	639,933	16,822,845

Information Technology — 3.4%
ASM International	10,130	9,360,732
ASML Holding	21,103	34,698,164
ASML Holding, Cl G	22,984	37,440,936
		81,499,832
		130,362,202
NEW ZEALAND — 0.1%
Health Care — 0.1%
Fisher & Paykel Healthcare	118,728	2,832,852

POLAND — 0.2%
Energy — 0.1%
ORLEN	64,272	2,545,117

Financials — 0.1%
Alior Bank	16,017	589,828
Powszechny Zaklad Ubezpieczen	74,300	1,412,013
		2,001,841
		4,546,958
QATAR — 0.0%
Communication Services — 0.0%
Ooredoo QPSC	232,327	797,901

SAUDI ARABIA — 0.2%
Energy — 0.1%
Saudi Arabian Oil	340,041	2,399,069

Financials — 0.1%
Banque Saudi Fransi	173,876	916,959
Riyad Bank	140,072	759,731
		1,676,690
		4,075,759

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 5.1%
Consumer Discretionary — 2.7%
Sea ADR *	499,967	$53,366,478
Trip.com Group *	233,800	10,954,764
		64,321,242
Financials — 0.3%
United Overseas Bank	204,400	6,905,354

Information Technology — 2.1%
Seagate Technology Holdings	59,563	50,993,671

		122,220,267
SOUTH AFRICA — 0.2%
Materials — 0.2%
Gold Fields	74,367	2,397,177
Sasol *	100,951	1,194,142
		3,591,319
		3,591,319
SOUTH KOREA — 6.7%
Consumer Discretionary — 0.2%
Hankook Tire & Technology	15,126	704,653
Hyundai Motor	130	34,444
Kia	26,561	2,394,746
Youngone	14,225	883,671
		4,017,514
Energy — 0.1%
HD Hyundai	7,656	1,051,280
S-Oil	10,837	970,520
		2,021,800
Financials — 0.4%
DB Insurance	10,093	1,092,968
Hana Financial Group	36,808	3,181,650
KIWOOM Securities	3,993	797,305
Samsung Securities	16,837	1,141,224
Shinhan Financial Group	34,495	2,394,642
Woori Financial Group	85,100	1,970,010
		10,577,799
Industrials — 0.2%
GS Holdings	12,303	761,173
HD Korea Shipbuilding & Offshore Engineering	7,497	1,990,904
Hyosung Heavy Industries	897	1,457,824
Hyundai Electric & Energy System	519	240,001
LX International	23,830	621,687
Samsung E&A	27,005	799,399
		5,870,988
Information Technology — 5.8%
BH	32,122	332,886
LG Innotek	3,031	1,046,871
COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Information Technology— continued
Samsung Electro-Mechanics	5,814	$4,442,751
Samsung Electronics GDR	3,941	16,872,015
Samsung Electronics	369,803	64,365,997
SK Hynix	45,372	51,526,971
		138,587,491
		161,075,592
SPAIN — 0.4%
Consumer Discretionary — 0.4%
Industria de Diseno Textil	161,288	10,502,503

Utilities — 0.0%
Iberdrola	1,489	35,289

		10,537,792
SWEDEN — 3.3%
Communication Services — 1.7%
Spotify Technology *	78,380	39,185,297

Consumer Discretionary — 0.4%
Electrolux, Cl B *(A)	3,237,494	9,461,146

Industrials — 0.6%
Atlas Copco, Cl A	723,914	15,267,638

Information Technology — 0.6%
Hexagon, Cl B (A)	1,334,108	13,143,838
Octave Intelligence *(A)	78,873	1,411,278
		14,555,116
		78,469,197
SWITZERLAND — 2.6%
Consumer Staples — 0.0%
Nestle	375	37,454

Financials — 1.1%
UBS Group	479,182	25,309,652

Health Care — 0.4%
Alcon	102,739	7,050,802
Galderma Group	17,311	3,764,279
		10,815,081
Industrials — 0.7%
ABB	171,922	16,949,063

Materials — 0.4%
Sika	42,992	9,665,624

		62,776,874

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 9.2%
Consumer Discretionary — 0.0%
Pou Chen	600,000	$443,904

Financials — 0.1%
Cathay Financial Holding	486,000	1,512,568
KGI Financial Holding	1,711,000	1,616,521
		3,129,089
Health Care — 0.1%
PharmaEssentia *	43,388	1,411,558

Industrials — 0.2%
Eva Airways	1,159,000	1,546,310
Evergreen Marine Taiwan	371,000	2,331,600
Mega Union Technology	19,500	429,673
Wan Hai Lines	413,000	1,077,284
		5,384,867
Information Technology — 8.8%
Accton Technology	74,000	4,796,458
Asia Vital Components	35,087	2,467,592
ASPEED Technology	7,449	3,253,405
Chroma ATE	94,000	5,905,651
Delta Electronics	173,000	8,511,187
Elite Material	25,000	3,588,818
Gigabyte Technology	128,000	1,321,022
Gold Circuit Electronics	119,000	2,852,223
Hon Hai Precision Industry	561,000	4,284,361
Innodisk	21,000	810,769
King Slide Works	5,000	1,198,108
MediaTek	4,000	426,111
MPI	12,000	1,910,110
Nanya Technology	118,000	1,261,565
Taiwan Semiconductor Manufacturing	1,415,000	104,660,866
Taiwan Semiconductor Manufacturing ADR	135,833	54,910,490
Wistron	404,000	2,166,651
Wiwynn	18,000	2,930,538
WPG Holdings	240,000	822,838
WT Microelectronics	152,000	917,389
		208,996,152
Materials — 0.0%
Nan Ya Plastics	116,000	551,155

		219,916,725
THAILAND — 0.3%
Consumer Discretionary — 0.1%
Com7, Cl F	1,343,400	1,225,506
COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Energy — 0.1%
PTT Exploration & Production	227,300	$1,017,978
Thai Oil	508,300	994,631
		2,012,609
Financials — 0.1%
Kasikornbank	302,700	2,208,524
Kiatnakin Phatra Bank	242,800	804,166
Krungthai Card	261,600	298,563
		3,311,253
		6,549,368
TÜRKIYE — 0.4%
Consumer Staples — 0.1%
BIM Birlesik Magazalar	236,423	1,941,605
Ulker Biskuvi Sanayi	320,286	580,777
		2,522,382
Energy — 0.2%
Turkiye Petrol Rafinerileri	667,660	4,158,395

Financials — 0.0%
Turkiye Sigorta	3,844,101	508,631

Real Estate — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	4,147,958	1,561,999

		8,751,407
UNITED ARAB EMIRATES — 0.1%
Real Estate — 0.1%
Emaar Properties PJSC	600,001	1,790,843

UNITED KINGDOM — 11.6%
Communication Services — 0.1%
Zegona Communications	184,732	3,640,300

Consumer Discretionary — 1.7%
Berkeley Group Holdings *	106,373	5,016,829
Compass Group	129,852	4,123,562
InterContinental Hotels Group	55,216	8,928,823
SSP Group	6,994,426	18,778,558
WH Smith	822,659	4,807,380
		41,655,152
Consumer Staples — 1.5%
Diageo	806,746	17,696,568
Tesco	637,411	4,189,315
Unilever	222,511	14,136,815
		36,022,698

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Energy — 0.4%
BP	1,399,725	$10,500,759
Shell (EUR)	1,553	71,049
Shell (GBP)	1,668	76,234
		10,648,042
Financials — 3.3%
3i Group	502,110	19,301,442
Barclays	2,917,270	20,022,205
Lloyds Banking Group	10,538,515	16,264,340
NatWest Group	2,228,352	20,988,033
Standard Chartered	108,745	3,210,559
		79,786,579
Health Care — 0.5%
Smith & Nephew	718,210	11,218,261

Industrials — 1.2%
Balfour Beatty	393,652	4,582,283
IMI	97,717	3,877,368
RELX (EUR)	372,350	13,120,562
Smiths Group	185,349	6,608,917
		28,189,130
Information Technology — 0.6%
Halma	79,231	3,779,815
Sage Group	719,360	9,462,043
		13,241,858
Materials — 0.7%
Linde	33,863	16,199,382
Rio Tinto	535	51,908
		16,251,290
Real Estate — 0.1%
Segro ‡	152,703	1,991,755

Utilities — 1.5%
National Grid	1,741,663	27,835,437
SSE	229,509	7,240,218
		35,075,655
		277,720,720
UNITED STATES — 1.5%
Consumer Discretionary — 0.7%
Carnival	608,260	16,915,711

Industrials — 0.8%
Ferguson Enterprises	77,280	18,109,022

		35,024,733
COMMON STOCK — continued
	Shares	Value
URUGUAY — 0.0%
Consumer Discretionary — 0.0%
Arcos Dorados Holdings, Cl A	118,907	$971,470

Total Common Stock
(Cost $1,664,718,876)		2,326,358,632

PREFERRED STOCK — 0.0%

BRAZIL — 0.0%
Industrials — 0.0%
Localiza Rent a Car(C)	14,049	100,543
Total Preferred Stock
(Cost $132,256)		100,543

SHORT-TERM INVESTMENT — 0.8%

State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.590%, (D)
(Cost $18,165,104)	18,165,104	$18,165,104
Total Short-Term Investment
(Cost $18,165,104)		18,165,104
Total Investments in Securities— 98.1%
(Cost $1,683,016,236)		$2,344,624,279

Percentages are based on Net Assets of $2,389,540,195.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

JULY 31, 2026 (Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $17,442,152.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2026, was $18,165,104.

ADR — American Depositary Receipt
Cl — Class
GBP — British Pound Sterling
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
USD — U.S. Dollar

Amounts designated as “–” are $0 or have been round to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.0%

	Shares	Value
AUSTRALIA — 4.4%
Consumer Staples — 0.1%
Inghams Group	93,796	$147,941

Energy — 0.1%
Beach Energy	82,686	53,078

Financials — 0.2%
Helia Group	16,861	59,196
Steadfast Group	62,288	222,191
		281,387
Health Care — 0.5%
Ansell	23,091	529,324
Regis Healthcare	14,682	64,101
		593,425
Industrials — 0.9%
Emeco Holdings *	105,260	71,500
Monadelphous Group	33,843	691,625
Service Stream	60,900	103,899
Ventia Services Group Pty	17,849	72,659
Virgin Australia Holdings *	33,619	65,373
		1,005,056
Information Technology — 0.3%
Bravura Solutions	54,754	97,595
Technology One	12,978	282,536
		380,131
Materials — 2.0%
Catalyst Metals *	32,187	121,263
Greatland Resources *	6,327	44,186
Hillgrove Resources *	1,146,098	45,194
Metals X *	257,771	284,514
Mineral Resources *	830	33,671
Ora Banda Mining *	50,993	40,545
Orora	134,497	137,042
Perenti	359,093	531,866
Perseus Mining	198,677	678,870
Ramelius Resources	91,499	196,418
Regis Resources	9,969	42,640
Sandfire Resources *	6,375	84,232
Vault Minerals	23,072	77,181
West African Resources *	19,401	38,593
Westgold Resources	11,005	36,616
		2,392,831
Real Estate — 0.3%
GPT Group ‡	105,926	380,828

		5,234,677
COMMON STOCK — continued
	Shares	Value
AUSTRIA — 1.6%
Financials — 1.1%
BAWAG Group	3,787	$766,255
Vienna Insurance Group Wiener Versicherung Gruppe	6,957	568,838
		1,335,093
Industrials — 0.4%
Frequentis	2,044	174,029
Palfinger	885	29,853
Porr Ag	5,084	220,303
		424,185
Information Technology — 0.1%
ams-OSRAM *	2,780	55,191
AT&S Austria Technologie & Systemtechnik *	571	87,246
		142,437
		1,901,715
BELGIUM — 0.7%
Industrials — 0.4%
Ackermans & van Haaren	568	175,886
Deme Group	1,536	292,377
		468,263
Materials — 0.3%
Titan	5,838	350,566
Umicore	1,831	45,599
		396,165
		864,428
BERMUDA — 0.7%
Financials — 0.7%
Conduit Holdings	8,286	48,437
Lancashire Holdings	96,132	779,686
		828,123
		828,123
BRAZIL — 0.4%
Industrials — 0.1%
Marcopolo	73,810	70,895

Utilities — 0.3%
Cia De Sanena Do Parana	56,500	404,346

		475,241
CANADA — 7.2%
Communication Services — 0.3%
Cogeco	1,481	61,484
Quebecor, Cl B	7,532	348,292
		409,776
Consumer Discretionary — 0.9%
Aritzia *	5,825	579,988
BRP	650	40,135

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Consumer Discretionary— continued
Groupe Dynamite	1,677	$67,673
Linamar	4,498	331,502
		1,019,298
Energy — 2.0%
Freehold Royalties (A)	28,600	349,026
Parex Resources	20,290	351,172
PHX Energy Services	9,321	70,696
PrairieSky Royalty	56,800	1,403,754
Precision Drilling *	1,072	83,293
Total Energy Services	6,546	110,263
		2,368,204
Financials — 0.5%
AGF Management, Cl B	3,434	55,322
Onex	7,100	543,261
		598,583
Health Care — 0.7%
Extendicare, Cl Trust Units	33,509	847,488

Industrials — 0.5%
Finning International	8,663	573,684
MDA Space *	1,353	40,932
		614,616
Materials — 1.9%
Andean Precious Metals *	10,932	43,405
B2Gold	32,964	123,364
Capstone Copper *	12,793	121,378
Cascades	23,881	229,303
First Majestic Silver	4,230	63,442
Fortuna Mining *	15,585	131,203
Hudbay Minerals	14,215	322,329
IAMGOLD *	6,663	94,232
Imperial Metals *	7,886	40,474
K92 Mining *	2,583	41,483
Major Drilling Group International, Cl Common Subs. Receipt *	21,500	213,337
OceanaGold	9,166	220,844
Orezone Gold *	75,607	115,336
Orla Mining	2,792	24,958
Rio2, Cl Common Subs. Receipt *	34,000	63,015
Silvercorp Metals	7,188	66,764
Torex Gold Resources	5,380	206,901
Wesdome Gold Mines *	5,200	96,412
		2,218,180
Real Estate — 0.4%
Primaris REIT ‡	25,658	419,022

		8,495,167
COMMON STOCK — continued
	Shares	Value
CHINA — 1.1%
Communication Services — 0.1%
Hello Group ADR	7,261	$43,493
XD	17,600	106,865
		150,358
Consumer Discretionary — 0.6%
Atour Lifestyle Holdings ADR	6,586	226,097
Chervon Holdings	74,900	181,915
Gaotu Techedu ADR *	25,781	46,922
Green Tea Group	56,400	47,079
JNBY Design	81,000	214,191
		716,204
Consumer Staples — 0.0%
Shanghai Chicmax Cosmetic, Cl H	11,300	42,886

Financials — 0.1%
FinVolution Group ADR	31,117	150,917

Health Care — 0.0%
Biocytogen Pharmaceuticals Beijing, Cl H *(A)	6,500	41,475

Industrials — 0.1%
Jiangxi Guoke Military Industry Group, Cl A	11,080	62,101

Materials — 0.1%
Fufeng Group	71,000	46,835
Zanyu Technology Group, Cl A	39,200	56,279
		103,114
Real Estate — 0.1%
Greentown Service Group	130,000	72,037

		1,339,092
COLOMBIA — 0.2%
Materials — 0.2%
Grupo Argos	26,411	141,851
Mineros	19,232	97,425
		239,276
		239,276
DENMARK — 0.9%
Health Care — 0.5%
ALK-Abello	17,930	611,857

Industrials — 0.4%
Cadeler *	17,666	100,589
D/S Norden	2,467	128,173

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
DENMARK — continued
Industrials— continued
Per Aarsleff Holding	2,233	$248,150
		476,912
		1,088,769
FINLAND — 0.8%
Consumer Discretionary — 0.1%
Puuilo	3,836	75,547

Industrials — 0.7%
GRK Infra	1,870	46,473
Metso	41,447	774,065
		820,538
		896,085
FRANCE — 2.1%
Consumer Discretionary — 0.3%
Elior Group	36,712	89,732
Valeo	13,853	239,143
		328,875
Energy — 0.8%
Gaztransport Et Technigaz	1,970	444,254
Technip Energies	14,826	511,626
		955,880
Financials — 0.1%
Pluxee	6,544	107,191

Industrials — 0.3%
Elis	12,590	360,316

Information Technology — 0.0%
Semco Technologies SAS	896	41,499

Real Estate — 0.2%
Carmila, Strike Price 866859 ‡	6,889	134,218
Mercialys ‡	5,697	78,794
		213,012
Utilities — 0.4%
Rubis SCA	11,408	440,011

		2,446,784
GERMANY — 3.2%
Communication Services — 0.5%
CTS Eventim & KGaA	8,898	599,001

Consumer Discretionary — 0.2%
HUGO BOSS	1,053	46,137
TUI	17,404	151,235
		197,372

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
Energy — 0.1%
Deutsche Rohstoff	749	$69,910
Friedrich Vorwerk Group	506	38,347
		108,257
Financials — 0.0%
Hypoport *	454	43,056

Industrials — 0.3%
Cewe Stiftung & KGAA	383	42,324
KION Group	820	37,024
Nordex *	2,365	105,429
Norma Group	8,957	188,437
		373,214
Information Technology — 1.5%
Adesso	583	39,377
AIXTRON	6,436	270,866
Atoss Software	3,618	351,673
Bechtle	18,379	767,901
Elmos Semiconductor	324	54,627
Innoscripta	1,011	84,654
IONOS Group *	6,895	250,780
		1,819,878
Real Estate — 0.6%
TAG Immobilien	41,698	664,805

		3,805,583
GREECE — 0.1%
Industrials — 0.1%
Global Ship Lease, Cl A	1,533	67,973

HONG KONG — 1.5%
Communication Services — 0.0%
Newborn Town *	38,000	39,525

Consumer Discretionary — 0.1%
TCL Electronics Holdings	40,000	82,312

Consumer Staples — 0.3%
China Foods	580,000	255,298
First Pacific	88,000	62,818
		318,116
Financials — 0.8%
Bank of East Asia	246,200	523,052
Dah Sing Banking Group	60,400	116,065
Dah Sing Financial Holdings	48,000	304,966
		944,083

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG — continued
Information Technology — 0.1%
Kingboard Holdings	22,500	$112,534

Materials — 0.2%
Lee & Man Paper Manufacturing	338,000	173,059

Real Estate — 0.0%
China Overseas Property Holdings	115,000	50,466

		1,720,095
HUNGARY — 0.5%
Communication Services — 0.5%
Magyar Telekom Telecommunications	69,500	601,535

INDIA — 2.9%
Communication Services — 0.1%
Tips Music	18,637	130,466

Consumer Discretionary — 0.1%
Sansera Engineering	2,309	80,937

Consumer Staples — 0.1%
Avanti Feeds	13,011	122,604

Financials — 0.5%
Karur Vysya Bank	51,258	184,029
LIC Housing Finance	13,969	76,556
South Indian Bank	576,908	282,262
		542,847
Health Care — 1.0%
Acutaas Chemicals	7,083	230,451
Ajanta Pharma	6,286	228,285
Indegene	26,511	143,099
Sai Life Sciences *	44,783	617,472
		1,219,307
Industrials — 0.6%
eClerx Services	8,280	160,255
Force Motors	1,435	268,971
Nava	60,176	348,842
		778,068
Information Technology — 0.2%
Hexaware Technologies	18,119	106,962
Premier Energies	17,448	186,786
		293,748

COMMON STOCK — continued

	Shares	Value
INDIA — continued
Materials — 0.1%
Garware Hi-Tech Films	546	$40,917
Godawari Power and Ispat	34,349	87,250
Gulf Oil Lubricants India	4,381	49,043
		177,210
Real Estate — 0.1%
Mindspace Business Parks REIT ‡	14,034	72,380

Utilities — 0.1%
PTC India	36,375	66,943

		3,484,510
INDONESIA — 0.4%
Consumer Staples — 0.3%
Dharma Satya Nusantara	651,600	48,343
Indofood Sukses Makmur	100,400	38,869
Japfa Comfeed Indonesia	881,500	105,474
Triputra Agro Persada	1,157,100	112,431
		305,117
Energy — 0.1%
Adaro Andalan Indonesia	172,600	88,891
Elnusa	1,529,500	59,057
		147,948
Real Estate — 0.0%
Kawasan Industri Jababeka	4,026,500	29,060

		482,125
ISRAEL — 0.8%
Consumer Discretionary — 0.2%
Global-e Online, Cl E *	4,715	185,347

Industrials — 0.1%
El Al Israel Airlines	32,784	145,308

Information Technology — 0.5%
Camtek *	650	86,099
Ituran Location and Control	9,410	519,056
		605,155
Real Estate — 0.0%
Mega Or Holdings ‡	356	57,714

		993,524
ITALY — 3.3%
Consumer Discretionary — 0.8%
De' Longhi	17,610	824,737
OVS	18,601	134,163
		958,900

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Consumer Staples — 0.1%
NewPrinces *	7,531	$139,113

Energy — 0.1%
Saipem	12,525	60,627

Financials — 0.5%
Azimut Holding	13,264	562,118
Credito Emiliano	2,190	48,048
		610,166
Industrials — 0.9%
Interpump Group	22,773	914,709
Maire	3,504	52,247
TREVI - Finanziaria Industriale *	14,336	75,611
		1,042,567
Information Technology — 0.1%
Reply	510	64,574
Sesa	818	87,176
		151,750
Materials — 0.8%
Buzzi	19,825	938,285

Utilities — 0.0%
Ascopiave	12,050	37,402

		3,938,810
JAPAN — 26.2%
Communication Services — 0.2%
DeNA	3,600	55,900
Dentsu Group *	3,900	86,471
Direct Marketing MiX	20,500	44,232
Toei	1,400	53,185
		239,788
Consumer Discretionary — 3.5%
Aucnet	5,400	44,957
Doutor Nichires Holdings	5,900	118,273
Foster Electric	15,700	277,708
Greens	4,400	60,671
Happinet	10,200	210,984
H-One	4,500	43,332
Izumi	13,100	82,199
Joshin Denki	5,900	145,466
JTEKT	15,200	207,980
Mazda Motor	19,500	142,059
McDonald's Holdings Japan	10,100	512,533
Mitsubishi Motors	32,400	74,124
Noritsu Koki	9,100	110,607
Open House Group	3,100	164,603
COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Consumer Discretionary— continued
Round One	6,700	$50,872
Shimamura	29,600	622,767
Stanley Electric	37,000	805,649
Tay Two	45,700	42,015
Tosho	12,900	61,808
Toyoda Gosei	7,400	255,281
Toyota Boshoku	5,200	72,504
Workman	1,600	58,640
		4,165,032
Consumer Staples — 2.0%
Chubu Shiryo	18,100	213,963
Earth	1,500	44,560
Ezaki Glico	5,700	180,585
H2O Retailing	7,200	128,711
Halows	2,500	60,018
Kameda Seika	7,800	62,280
Life	3,100	50,165
Lion	34,000	364,209
Megmilk Snow Brand	2,500	58,889
San-A, Cl A	30,700	627,593
Showa Sangyo	15,900	353,114
UMIOS	18,600	152,304
Valor Holdings	1,700	34,673
		2,331,064
Energy — 0.1%
Cosmo Energy Holdings	3,500	87,032
Itochu Enex	3,600	48,794
		135,826
Financials — 3.3%
Credit Saison	5,800	164,174
Hachijuni Nagano Bank	49,600	770,105
Hyakugo Bank	20,200	252,326
Juroku Financial Group	10,500	153,994
Kyoto Financial Group	10,700	294,712
Mebuki Financial Group	27,000	249,993
Nishi-Nippon Financial Holdings	3,000	79,224
Shizuoka Financial Group	35,200	693,797
Tokyo Century	14,000	228,603
Tokyo Kiraboshi Financial Group	21,600	226,915
TOMONY Holdings	23,800	147,290
Traders Holdings	12,100	94,194
Yamaguchi Financial Group	7,100	131,189
Zenkoku Hosho	23,400	459,254
		3,945,770
Health Care — 0.3%
BML	7,000	156,886
Seed	28,300	94,867
Seikagaku	15,800	73,683

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Health Care— continued
Tokai	3,200	$48,936
		374,372
Industrials — 7.9%
ALSOK	53,600	393,691
Daihen	900	75,247
Daiseki	20,800	494,226
Fukuyama Transporting	3,100	115,455
Glory	26,500	752,786
Hamakyorex	5,900	67,634
Hitachi Construction Machinery	3,400	113,238
Hoshizaki	20,700	737,678
Ichiken	2,000	32,910
Japan Airlines	15,700	289,361
Japan Elevator Service Holdings	36,500	386,550
Kamigumi	16,100	522,442
Kanamoto	11,200	364,608
Luckland	5,300	42,283
MEITEC Group Holdings	40,300	842,931
MISUMI Group	43,000	1,022,241
NGK Insulators	15,200	519,667
Nippon Sharyo	2,700	56,791
Nishi-Nippon Railroad	17,700	345,971
NSK	19,400	138,081
NTN	30,600	73,924
Park24	3,500	43,288
Sanki Engineering	9,300	132,190
Sanko Gosei	16,800	101,625
Sato Holdings	17,300	264,121
SBS Holdings	1,800	50,122
Shin Nippon Air Technologies	3,500	70,236
Sumitomo Warehouse	8,400	213,532
Taikisha	27,100	709,614
TOTO	2,600	112,753
TRE Holdings	5,600	70,392
World Holdings	2,300	38,118
YAMABIKO	6,600	158,785
		9,352,491
Information Technology — 4.6%
Alps Alpine	29,200	399,679
Anritsu	31,600	690,104
Change Holdings	8,500	51,056
Cybozu	16,600	284,066
DTS	124,500	904,770
Elecom	9,300	108,132
Ferrotec Holdings	3,700	186,484
Hakuto	3,200	98,591
Horiba	7,000	1,097,832
Maruwa	1,900	642,866
Oki Electric Industry	5,800	97,895
COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Information Technology— continued
Siix	24,900	$216,657
SUMCO	9,400	190,958
Sumida	6,100	48,703
Tekscend Photomask	3,000	72,187
TESEC	4,900	94,981
Wacom	60,400	291,122
		5,476,083
Materials — 2.4%
Aichi Steel	6,000	110,000
Artience	3,900	107,967
Fuji Seal International	27,500	517,693
Kobe Steel	8,600	111,229
Konoshima Chemical	6,800	67,023
Lintec	4,100	157,056
Mitsui Chemicals	10,100	132,692
MORESCO	9,500	127,703
Nihon Parkerizing	47,000	486,266
Nippon Carbide Industries	2,900	57,572
Nippon Kayaku	16,000	192,129
Nippon Light Metal Holdings	14,000	235,332
Nippon Paper Industries	32,100	276,246
Oat Agrio	4,100	62,332
Sakata INX	4,500	70,139
Sekisui Kasei	38,600	127,020
		2,838,399
Real Estate — 1.7%
Global One Real Estate Investment ‡	586	411,421
KDX Realty Investment ‡	106	103,522
Leopalace21	48,000	202,923
NIPPON REIT Investment ‡	326	171,328
Orix JREIT ‡	1,239	801,152
Sekisui House REIT ‡	811	385,422
		2,075,768
Utilities — 0.2%
Hokkaido Gas	31,300	150,544
RENOVA *	8,800	51,063
		201,607
		31,136,200
LUXEMBOURG — 0.3%
Energy — 0.3%
d'Amico International Shipping	24,205	201,207
Subsea 7	4,116	138,977
		340,184
		340,184
MALAYSIA — 0.5%
Energy — 0.0%
Dialog Group	147,700	71,744

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Materials — 0.1%
Malayan Cement	50,500	$80,158

Real Estate — 0.4%
Eco World Development Group	232,300	117,157
Sunway Real Estate Investment Trust ‡	643,500	349,395
		466,552
		618,454
MEXICO — 0.2%
Financials — 0.2%
Gentera	88,300	204,638

NETHERLANDS — 1.4%
Consumer Discretionary — 0.3%
Basic-Fit *	7,754	309,526

Consumer Staples — 0.0%
ForFarmers	6,677	45,183

Industrials — 1.1%
Aalberts	15,818	781,638
Arcadis	10,071	472,890
Koninklijke Heijmans NorthV	673	72,640
Signify	2,095	35,728
		1,362,896
		1,717,605
NORWAY — 2.0%
Energy — 0.1%
BW LPG	2,178	49,894
Sea1 offshore	25,422	72,175
		122,069
Financials — 0.7%
SpareBank 1 SMN	41,100	851,997

Industrials — 0.3%
Hoegh Autoliners	11,251	200,015
Norwegian Air Shuttle	26,154	36,067
Wallenius Wilhelmsen, Cl B	10,745	167,335
		403,417
Information Technology — 0.7%
Atea	40,170	728,404
Kitron	6,015	54,987
		783,391
COMMON STOCK — continued
	Shares	Value
NORWAY — continued
Materials — 0.2%
Elopak	46,033	$176,430

		2,337,304
PHILIPPINES — 0.3%
Real Estate — 0.3%
AREIT ‡	359,400	223,057
Robinsons Land	406,700	113,500
		336,557
		336,557
PORTUGAL — 0.4%
Consumer Staples — 0.4%
Sonae SGPS	224,999	527,323

SAUDI ARABIA — 0.4%
Consumer Staples — 0.0%
Al Majed for Oud	958	30,403

Industrials — 0.4%
Al Babtain Power & Telecommunication	20,025	282,471
Electrical Industries	38,876	146,483
		428,954
Materials — 0.0%
East Pipes Integrated for Industry	721	35,325

		494,682
SINGAPORE — 0.9%
Industrials — 0.0%
China Yuchai International	1,497	70,598

Real Estate — 0.9%
Centurion	120,900	146,877
Digital Core REIT Management Pte ‡	657,400	322,183
UOL Group	73,900	569,637
		1,038,697
		1,109,295
SOUTH AFRICA — 0.6%
Communication Services — 0.0%
Telkom SOC	14,134	46,617

Consumer Staples — 0.2%
AVI	37,726	205,402

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Materials — 0.1%
Omnia Holdings	22,444	$143,129

Real Estate — 0.3%
Redefine Properties ‡	775,800	306,393

		701,541
SOUTH KOREA — 2.6%
Communication Services — 0.1%
NC	735	119,502
NHN	1,671	42,921
		162,423
Consumer Discretionary — 0.4%
Kumho Tire *	33,403	166,791
LF	6,974	108,554
Youngone	2,213	137,474
		412,819
Financials — 0.6%
JB Financial Group	13,530	246,762
KIWOOM Securities	864	172,520
Samsung Securities	2,310	156,574
Seoul Guarantee Insurance	2,750	82,197
		658,053
Health Care — 0.1%
Seegene	8,175	152,955

Industrials — 0.8%
HD Construction Equipment	2,194	187,172
HD-Hyundai Marine Engine *	1,269	43,074
Korea Electric Terminal	4,467	191,898
S-1, Cl 1	9,994	494,951
Samsung E&A	1,217	36,025
		953,120
Information Technology — 0.3%
Hana Micron	1,518	30,508
LG Innotek	845	291,853
WONIK IPS	958	62,863
		385,224
Materials — 0.3%
Han Kuk Carbon	4,511	67,291
Hansol Chemical	764	108,633
KCC	538	141,621
		317,545
		3,042,139
SPAIN — 1.8%
Consumer Discretionary — 0.2%
eDreams ODIGEO *	17,435	109,599
Gestamp Automocion	20,358	68,562
		178,161
COMMON STOCK — continued
	Shares	Value
SPAIN — continued
Consumer Staples — 1.1%
Distribuidora Internacional de Alimentacion *	3,808	$174,013
Viscofan	17,338	1,146,230
		1,320,243
Financials — 0.2%
Linea Directa Aseguradora Cia de Seguros y Reaseguros	188,241	277,390

Materials — 0.3%
Vidrala	3,759	379,331

		2,155,125
SWEDEN — 3.9%
Communication Services — 0.0%
Hemnet Group	5,759	50,750

Consumer Discretionary — 0.3%
AcadeMedia	6,802	71,157
Clas Ohlson, Cl B	5,549	244,024
Nobia *	5,691	8,761
		323,942
Consumer Staples — 0.4%
AAK (A)	22,705	489,021

Financials — 0.1%
Hoist Finance	4,274	96,742

Health Care — 1.1%
Ambea	17,274	261,349
Asker Healthcare Group	53,798	456,901
Attendo	38,693	444,210
Camurus *	2,596	169,037
		1,331,497
Industrials — 1.0%
Beijer Ref, Cl B (A)	41,522	584,878
Loomis, Cl B	4,539	250,015
NCC AB, Cl B	6,928	123,437
Peab, Cl B	28,192	278,734
		1,237,064
Information Technology — 0.2%
Hanza	2,893	40,749
HMS Networks	692	35,775
Mycronic	6,394	210,876
		287,400
Materials — 0.6%
Hexpol	73,802	685,665

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Real Estate — 0.2%
Corem Property Group, Cl B	356,162	$94,568
Platzer Fastigheter Holding, Cl B	10,604	81,857
		176,425
		4,678,506
SWITZERLAND — 2.7%
Financials — 0.5%
Vontobel Holding	5,694	608,876

Industrials — 1.8%
Accelleron Industries	6,807	615,825
Bossard Holding	1,296	362,838
Bucher Industries	493	193,552
Montana Aerospace *	19,724	591,192
SFS Group	1,858	303,947
		2,067,354
Information Technology — 0.2%
Temenos	3,224	267,989

Real Estate — 0.2%
International Workplace Group	68,520	182,471
Intershop Holding	181	38,518
		220,989
		3,165,208
TAIWAN — 4.0%
Consumer Discretionary — 0.1%
Depo Auto Parts Industries	9,000	37,157
Wowprime	7,000	50,605
		87,762
Consumer Staples — 0.0%
Grape King Bio	18,000	49,500

Industrials — 0.6%
AcBel Polytech	36,000	46,487
Advanced Energy Solution Holding	2,000	55,962
L&K Engineering	8,000	172,156
Sincere Navigation	80,000	74,959
Sunonwealth Electric Machine Industry	9,000	36,033
United Integrated Services	8,000	267,728
		653,325
Information Technology — 2.5%
Airoha Technology	8,000	126,075
Arcadyan Technology	14,000	74,117
ASROCK	15,000	90,139
Chenbro Micom	5,000	158,885
Compeq Manufacturing	59,000	301,861
COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Information Technology— continued
Elan Microelectronics	22,000	$101,437
Genius Electronic Optical	5,000	73,399
Holtek Semiconductor *	26,000	42,398
Kinsus Interconnect Technology	5,000	94,806
LandMark Optoelectronics	1,100	53,219
Macronix International *	34,000	102,124
Nan Ya Printed Circuit Board	1,000	27,533
Nanya Technology	21,000	224,516
Phison Electronics	1,000	49,215
Pixart Imaging	27,000	158,946
Powerchip Semiconductor Manufacturing *	27,000	44,159
Powertech Technology	6,000	42,898
Sigurd Microelectronics	8,000	45,455
Sitronix Technology	27,000	219,389
Sunplus Innovation Technology	7,000	30,414
Thinking Electronic Industrial	30,000	199,532
Tripod Technology	5,000	56,140
TXC	19,000	86,762
Visual Photonics Epitaxy	20,000	174,872
Win Semiconductors	4,000	35,291
Winbond Electronics	82,000	316,265
WNC	9,000	60,319
		2,990,166
Materials — 0.5%
Daxin Materials	5,000	47,591
Eternal Materials	240,000	439,576
Shiny Chemical Industrial	16,000	73,666
		560,833
Real Estate — 0.3%
Cathay Real Estate
Development	215,000	145,874
Hung Ching Development & Construction	29,000	39,526
Sakura Development	161,000	211,205
		396,605
		4,738,191
THAILAND — 0.9%
Energy — 0.4%
Bangchak NVDR	116,600	156,231
IRPC NVDR	4,358,900	287,288
		443,519
Industrials — 0.2%
Regional Container Lines	288,200	302,096

Materials — 0.2%
PTT Global Chemical	90,500	99,161

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Materials— continued
TOA Paint Thailand	214,600	$101,160
		200,321
Utilities — 0.1%
Rojana Industrial Park	551,300	100,594

		1,046,530
TÜRKIYE — 0.3%
Financials — 0.0%
Turkiye Sinai Kalkinma Bankasi	198,282	45,621

Industrials — 0.1%
Ral Yatirim Holding *	14,567	73,732

Real Estate — 0.2%
Reysas Gayrimenkul Yatirim Ortakligi *‡	219,679	177,216

		296,569
UNITED KINGDOM — 7.9%
Communication Services — 0.3%
4imprint Group	6,242	347,249
Trustpilot Group *	12,021	43,755
		391,004
Consumer Discretionary — 1.2%
Currys	85,239	192,692
Domino's Pizza Group	195,079	531,139
Games Workshop Group	2,717	699,355
		1,423,186
Consumer Staples — 1.1%
AEP Plantations	33,007	79,954
Cranswick	617	44,423
Nomad Foods	60,318	717,784
Premier Foods	154,612	405,149
		1,247,310
Energy — 0.1%
Harbour Energy	39,243	127,111

Financials — 2.2%
Aberdeen Group	34,262	111,360
AJ Bell	59,866	472,700
Beazley	11,879	206,151
CMC Markets	20,281	182,889
Foresight Group Holdings	93,453	583,137
Man Group	30,734	125,655
Paragon Banking Group	54,280	614,122
Polar Capital Holdings	8,621	90,076
Saga *	14,777	133,984
COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Financials— continued
TP ICAP Group	23,588	$108,782
		2,628,856
Health Care — 0.2%
Convatec Group	85,613	258,311

Industrials — 2.3%
Balfour Beatty	12,068	140,477
Diploma	6,934	685,675
easyJet	19,345	164,450
Howden Joinery Group	31,623	336,462
IMI	28,808	1,143,089
Johnson Service Group	40,272	81,910
Stolt-Nielsen	3,628	121,732
		2,673,795
Information Technology — 0.0%
Kainos Group	3,979	46,735

Materials — 0.5%
Capital	74,170	97,818
Elementis	187,556	451,438
		549,256
		9,345,564
UNITED STATES — 0.9%
Consumer Staples — 0.4%
Primo Brands, Cl A	20,639	468,505

Industrials — 0.5%
Cirrus Aircraft (A)	14,800	82,721
Reliance Worldwide	197,549	484,985
		567,706
Information Technology — 0.0%
Riskified, Cl A *	8,576	44,510
		1,080,721
Total Common Stock
(Cost $87,482,237)		107,975,848

EXCHANGE-TRADED FUNDS — 3.1%

INTERNATIONAL — 2.4%
iShares Core MSCI Emerging Markets ETF	8,332	646,647
iShares MSCI Canada ETF	4,154	246,706
iShares MSCI EAFE Small- Capital ETF(A)	23,575	1,977,942
		2,871,295

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

JULY 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS — continued
	Shares	Value
UNITED STATES — 0.7%
VanEck Junior Gold Miners ETF	8,716	$831,419

Total Exchange-Traded Funds
(Cost $3,510,068)		3,702,714

PREFERRED STOCK — 0.5%

BRAZIL — 0.5%
Utilities — 0.5%
Cia De Sanena Do Parana(B)	387,900	542,838
Total Preferred Stock
(Cost $558,990)		542,838

SHORT-TERM INVESTMENT — 2.6%
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 3.590%, (C)
(Cost $3,121,621)	3,121,621	$3,121,621
Total Short-Term Investment
(Cost $3,121,621)		3,121,621
Total Investments in Securities— 97.2%
(Cost $94,672,916)		$115,343,021

Percentages are based on Net Assets of $118,705,005.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAD Currency	12	Sep-2026	$864,792	$857,580	$(7,212)
MSCI EAFE Index	14	Sep-2026	2,181,904	2,227,610	45,706
MSCI Emerging Markets Index	14	Sep-2026	1,206,786	1,149,610	(57,176)
S&P TSX 60 Index	3	Sep-2026	882,087	891,542	9,455
			$5,135,569	$5,126,342	$(9,227)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $3,023,490.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of July 31, 2026, was $3,121,621.
ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
EAFE — Europe, Australasia, and the Far East
ETF — Exchange-Traded Fund
REIT — Real Estate investment Trust
SGPS — Sociedade Gestora de Participações Sociais (holding company)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.6%

	Shares	Value
EQUITY — 34.0%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	2,570,310	$40,148,239
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†	955,007	12,777,991
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	695,036	8,312,635
		61,238,865
FIXED INCOME — 54.4%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	5,856,400	48,783,816
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†(A)	2,672,499	24,667,168
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†(A)	2,571,349	24,684,949
		98,135,933
INTERNATIONAL — 11.2%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†	1,315,372	16,271,146
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	331,323	3,979,184
		20,250,330
Total Open-End Mutual Funds
(Cost $148,901,877)		179,625,128
Total Investments in Securities— 99.6%
(Cost $148,901,877)		$179,625,128

Percentages are based on Net Assets of $180,271,148.

†	Investment in Affiliated Security.

(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

JULY 31, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$32,597,512	$10,323,395	$(5,913,703)	$2,347,531	$793,504	$40,148,239	$355,738	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	10,006,515	3,454,878	(1,403,188)	651,300	68,486	12,777,991	27,397	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	6,294,094	2,234,846	(1,622,437)	1,142,363	263,769	8,312,635	180,958	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	38,009,174	15,441,634	(3,078,429)	(1,211,156)	(377,407)	48,783,816	1,518,232	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	18,800,104	7,768,987	(1,539,214)	(346,994)	(15,715)	24,667,168	792,453	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	18,750,510	7,818,816	(1,539,214)	(285,914)	(59,249)	24,684,949	725,918	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	12,610,378	4,335,188	(1,636,047)	1,147,364	(185,737)	16,271,146	212,831	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	3,071,339	1,251,594	(662,886)	113,439	205,698	3,979,184	123,174	—
Totals:	$140,139,626	$52,629,338	$(17,395,118)	$3,557,933	$693,349	$179,625,128	$3,936,701	$—

Amounts designated as “–” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.2%
	Shares	Value
EQUITY — 45.1%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	15,759,197	$246,158,651
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	29,774,646	398,384,769
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	8,417,519	100,673,531
		745,216,951
FIXED INCOME — 39.3%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	38,736,777	322,677,351
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	17,678,903	163,176,272
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	17,010,295	163,298,833
		649,152,456
INTERNATIONAL — 14.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	15,938,872	197,163,852
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	4,018,558	48,262,877
		245,426,729
Total Open-End Mutual Funds
(Cost $1,242,685,014)		1,639,796,136
Total Investments in Securities— 99.2%
(Cost $1,242,685,014)		$1,639,796,136

Percentages are based on Net Assets of $1,653,769,395.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND

JULY 31, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2026:

Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$239,736,140	$17,711,460	$(29,666,008)	$10,164,672	$8,212,387	$246,158,651	$2,266,034	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	374,275,413	35,819,840	(30,667,818)	16,210,042	2,747,292	398,384,769	884,357	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	91,680,456	9,078,187	(17,863,082)	13,604,611	4,173,359	100,673,531	2,382,349	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	301,540,626	46,324,684	(14,972,405)	(7,745,742)	(2,469,812)	322,677,351	10,291,891	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	149,118,757	23,818,064	(7,486,203)	(1,972,941)	(301,405)	163,176,272	5,361,065	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	148,717,458	24,223,085	(7,486,203)	(1,833,420)	(322,087)	163,298,833	4,916,704	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	183,382,543	16,267,815	(14,157,092)	13,689,202	(2,018,616)	197,163,852	2,690,602	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	44,693,700	6,325,629	(7,091,401)	1,312,419	3,022,530	48,262,877	1,600,914	—
Totals:	$1,533,145,093	$179,568,764	$(129,390,212)	$43,428,843	$13,043,648	$1,639,796,136	$30,393,916	$—

Amounts designated as “–” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS — 99.9%
	Shares	Value
EQUITY — 45.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	17,070,490	$266,641,053
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	3,505,988	41,931,616
		308,572,669
FIXED INCOME — 39.7%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	16,138,010	134,429,623
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	7,364,594	68,122,498
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	7,086,132	68,026,862
		270,578,983
INTERNATIONAL — 15.0%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	6,639,946	82,136,126
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	1,674,329	20,108,689
		102,244,815
Total Open-End Mutual Funds
(Cost $492,584,883)		681,396,467

Total Investments in Securities— 99.9%
(Cost $492,584,883)		$681,396,467

Percentages are based on Net Assets of $682,026,528.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND

JULY 31, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2026:
Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$270,272,383	$15,823,961	$(39,408,905)	$14,330,805	$5,622,809	$266,641,053	$2,449,708	$—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	39,821,437	3,278,851	(8,655,202)	5,784,109	1,702,421	41,931,616	1,000,564	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	131,226,819	18,293,479	(10,924,552)	(2,772,590)	(1,393,533)	134,429,623	4,279,150	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	64,937,489	9,418,024	(5,462,276)	(675,486)	(95,253)	68,122,498	2,229,010	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	64,774,228	9,585,579	(5,462,276)	(696,039)	(174,630)	68,026,862	2,044,813	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	79,741,715	5,755,539	(8,925,248)	5,816,827	(252,707)	82,136,126	1,119,703	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	19,449,663	2,394,423	(3,578,001)	598,360	1,244,244	20,108,689	669,727	—
Totals:	$670,223,734	$64,549,856	$(82,416,460)	$22,385,986	$6,653,351	$681,396,467	$13,792,675	$—

Amounts designated as “–” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
OPEN-END MUTUAL FUNDS – 99.6%
	Shares	Value
EQUITY – 56.4%
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares†(A)	3,761,444	$58,753,758
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares†(A)	1,974,151	26,414,146
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares†	1,115,869	13,345,789
		98,513,693
FIXED INCOME – 24.6%
Catholic Responsible Investments Bond Fund, Cl Institutional Shares†(A)	2,567,430	21,386,695
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares†	1,171,609	10,813,951
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares†	1,127,304	10,822,120
		43,022,766
INTERNATIONAL – 18.6%
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares†(A)	2,113,752	26,147,111
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares†	532,754	6,398,375
		32,545,486
Total Open-End Mutual Funds
(Cost $110,541,011)		174,081,945
Total Investments in Securities– 99.6%
(Cost $110,541,011)		$174,081,945

Percentages are based on Net Assets of $174,830,520.

†	Investment in Affiliated Security.
(A)	Represents greater than 10% of the Fund's total investments. For further financial information, please go to the Fund's website at https://cbisonline.com/us/legal-financial/.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

JULY 31, 2026 (Unaudited)

The following is a summary of the Fund's transactions with affiliates for the period ended July 31, 2026:
Security Description	Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Catholic Responsible Investments Equity Index Fund, Cl Institutional Shares	$59,718,178	$3,556,154	$(8,275,816)	$932,864	$2,822,378	$58,753,758	$533,739	$—
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional Shares	25,856,845	2,064,415	(1,541,223)	826,117	(792,008)	26,414,146	57,766	—
Catholic Responsible Investments Small-Cap Fund, Cl Institutional Shares	12,578,899	1,044,006	(2,491,546)	1,532,678	681,752	13,345,789	308,629	—
Catholic Responsible Investments Bond Fund, Cl Institutional Shares	20,742,591	3,330,543	(2,017,301)	(636,336)	(32,802)	21,386,695	672,514	—
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional Shares	10,254,462	1,715,788	(1,008,651)	(148,972)	1,324	10,813,951	350,225	—
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional Shares	10,224,729	1,745,797	(1,008,651)	(134,700)	(5,055)	10,822,120	320,983	—
Catholic Responsible Investments International Equity Fund, Cl Institutional Shares	25,180,498	1,844,533	(1,225,783)	1,507,835	(1,159,972)	26,147,111	350,343	—
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional Shares	6,128,103	752,085	(1,037,612)	111,812	443,987	6,398,375	207,273	—
Totals:	$170,684,305	$16,053,321	$(18,606,583)	$3,991,298	$1,959,604	$174,081,945	$2,801,472	$—

Amounts designated as “–” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CRI-QH-001-1000